As filed with the SEC on April 29, 2022

Registration No. 33-42376

Registration No. 811-06388

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 107	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY

ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE

COMPANY

(Name of depositor)

640 Fifth Avenue

New York, New York 10019

(Address of depositor’s principal executive offices)

Depositor’s telephone number: (800) 544-8888

GERALD W. PATTERSON

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York 10019

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on April 30, 2022, pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on (date), pursuant to paragraph (a) (1) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 2022

Retirement Reserves

Issued by Empire Fidelity Investments Life Insurance Company®

(“EFILI”)

Introduction:

Retirement Reserves is an individual, deferred, flexible premium variable annuity contract (the “Contract”) issued by Empire Fidelity Investments Life Insurance Company® (“EFILI”, the “Company”, “we”, or “us”). The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes. The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. Currently, we do not offer this Contract for sale to new investors and additional payments are not allowed.

You purchased your Contract (1) on a non-qualified basis, or (2) on a qualified basis as an Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended, in connection with the “rollover” of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Money may be directed to one or more of the Subaccounts of Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”). You can also direct part of your money to a fixed-rate investment option funded through our general account (the “Guaranteed Account”).

Important Disclosures:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

GLOSSARY

Accumulation Phase (referred to as “Accumulation Period” in the Contract) - The Accumulation Phase starts when you purchase your Contract and ends on the Annuity Date, when the Income Phase starts.

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuitant’s Beneficiary - The person who receives the proceeds. in the event of the death of the last surviving Annuitant.

Annuity Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Annuity Unit Value - The value of a particular Annuity Unit at a particular time.

Base Contract Expenses - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a mortality and expense risk charge and an administrative charge.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant’s lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contingent Annuitant - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It is stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Annuitant’s Beneficiary upon the death of the last surviving Annuitant before the Annuity Date. For the Enhanced Death Benefit Rider, it is the amount payable to the Annuitant’s Beneficiary upon the death of the Annuitant before the Annuity Date.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Guaranteed Account - A fixed-rate investment option funded through EFILI’s general account. EFILI credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the “Fixed Account”.

Income Phase (referred to as “Annuity Period” in the Contract) - The Income Phase starts on the Annuity Date and represents the period of time the Contract makes annuity income payments.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - An annuity contract that does not qualify as an individual retirement annuity under Section 408(b) of the Code.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Owner’s Beneficiary - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

Subaccount - The divisions of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Subaccounts - Transfers of amounts among the Subaccounts.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals	None
Transaction Charges	Although we do not currently intend to charge for exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.			Fee Tables
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.			Fee Tables 9. Current Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.80%[1]	0.80%[1]
	Subaccounts (Fund fees and expenses)	0.10%[2]	1.54%[2]
	Optional Benefits for an Additional Charge	0.20%[3]	0.20%[3]

1 As a percentage of the average Contract Value allocated to the Variable Account.
2 As a percentage of the net assets of each Subaccount.
[3] Enhanced Death Benefit charge of 0.05% is deducted once each quarter until the Annuitant’s 85th birthday, as a percentage of the Contract Value on the date of the charge. This optional benefit is no longer available for sale.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $849	Highest Annual Cost $2,093
	Assumes	Assumes

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Fund fees and expenses

•  No optional benefits

•  No Sales Charge

•  No additional purchase payments, transfers or withdrawals

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Fund fees and expenses

•  No Sales Charge

•  No additional purchase payments, transfers or withdrawals

Risks			Location in Prospectus
Risk of Loss	An investor can lose money by investing in the Contract.		1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds
Not a Short-Term Investment	The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1/2.		1. Principal Risks of Investing in the Contract
Risks Associated with Investment Options

•  An investment in the Contract is subject to the risk of poor performance of the Subaccounts.

•  Performance will vary based on the performance of the Subaccount(s) you select.

•  Each Subaccount will have its own unique risks

•  You should review each Fund’s prospectus carefully before making an investment decision.

•  The interest rate associated with a purchase payment or an amount transferred into Guaranteed Account may vary from time to time.

1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds 6(b). Facts About the Guaranteed Account

Restrictions		Location in Prospectus
Insurance Company Risks	The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company® (“EFILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to EFILI’s financial strength and claims-paying ability. EFILI has an A+ Financial Strength Rating from AM Best as of February 16, 2022.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account
Investments

•  Additional payments are not allowed.

•  Transfers from the Variable Account to the Guaranteed Account are subject to specific limitations.

•  You cannot exchange less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may exchange the entire amount.

•  Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•  We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

3. Purchasing and Contributing to a Contract 5. Trading Among Subaccounts 6. The Guaranteed Account 12(a). Changes in Subaccounts
Optional Benefits

•  There are currently no optional benefits available for purchase.

•  The Enhanced Death Benefit Rider allows the Owner to terminate the Rider by providing advance written notice to EFILI.

•  The Enhanced Death Benefit Rider will also terminate if the original Annuitant is removed from the Contract.

4. Benefits of the Contract

Taxes		Location in Prospectus
Tax Implications

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  For a Qualified Contact with a contribution transferred from an IRA or rolled over from a qualified plan, you do not get any additional tax benefit from this Contract.

•  Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1/2.

Overview of the Contract 1. Principal Risks of Investing in the Contract 10. Tax Considerations

Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may have influenced your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Exchanges	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3. Purchasing and Contributing to a Contract

OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

The Contract is designed to provide long-term, tax-deferred accumulation of assets through investments in a variety of Subaccounts during the Accumulation Phase. It also provides a Death Benefit to help protect your designated beneficiaries. Finally, it can also supplement your retirement income by providing a stream of income payments during the Income Phase. This Contract may be appropriate if you desire to accumulate assets on a tax-deferred basis and have a long-term investment horizon.

How do I accumulate assets in this Contract and receive income from the Contract?

Your Contract has two phases: 1) an Accumulation Phase; and 2) an Income Phase, beginning on the Annuity Date.

•	Accumulation Phase

To help you accumulate assets, you invest your purchase payments in one or more of the Subaccounts. The value of the money you invest in any Subaccount will vary with the performance of the single mutual fund portfolio (the “Fund”) in which the Subaccount invests. Each Fund has its own investment strategies, investment advisers, subadvisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract.

Owners are also allowed to direct a portion of their Contract Value to a fixed-rate investment option funded through our general account (the “Guaranteed Account”). The Guaranteed Account may also be referred to as the “Fixed Account”. We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates. See 6(b). Facts About the Guaranteed Account.

•	Income Phase

During the Income Phase, the Contract pays a stream of income payments to the Annuitant, a person designated by the Owner and upon whose life annuity income payments are based. Annuity income payments commence on the Annuity Date, a date the Owner selects. Please note on the Annuity Date, (i) the Annuitant becomes the Owner of the Contract, (ii) there may no longer be an ability to make withdrawals, and (iii) the Death Benefit terminates.

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both.

•	If you elect a fixed income, your Contract’s participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

•	If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the Income Phase.

•

If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

What are the other primary features of the Contract?

Other primary Contract features:

•

Accessing your money: During the Accumulation Phase, you have full access to your money. You can choose to withdraw your Contract Value at any time (although withdrawals prior to age 59 1/2 may be subject to a tax penalty).

•

Tax treatment: You can exchange money among the Subaccounts without tax implications. Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1/2.

•

Death Benefit: In the event that the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt at the Annuity Service Center of proof of death and the required paperwork from all of the Beneficiaries, pay a Death Benefit to the Annuitant’s Beneficiary you have designated.

•

Enhanced Death Benefit Rider: This is an optional death benefit that could be elected by Contract Owners for a limited period of time. It is no longer available for purchase. Under this benefit, if death of the Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greatest of three different values calculated. If the death of the Annuitant occurs prior to the Annuity date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by FILI. See 4. Benefits of the Contract.

•

Dollar Cost Averaging and Automatic Rebalancing: At no additional charge, you may use Dollar Cost Averaging to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Account”), but not both, to any of the other Subaccounts. Note you cannot transfer money to the Guaranteed Account using Dollar Cost Averaging. Alternatively, at no additional charge, you may use Automatic Rebalancing, which on a periodic basis automatically rebalances the Subaccounts you select to help you maintain your specified allocation mix of Subaccounts. Note you may not use Automatic Rebalancing if you have a balance in the Guaranteed Account.

•

Systematic Withdrawal Program: At no additional charge, you may use our Systematic Withdrawal Program to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.

FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract Value between Subaccounts.

Transaction Expenses	Maximum Charge	Current Charge

Exchange FeeA	$15.00	None

A Although we do not currently intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of six per Contract Year.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge	Current Charge

Administrative ExpensesB (deducted from Contract Value)	$50	$30

Base Contract ExpensesC (as a percentage of the average Contract Value allocated to the Variable Account)	0.80%	0.80%

Optional Benefit ExpensesD Enhanced Death Benefit Rider (as a percentage of the Contract Value on the date of the charge)	0.20%	0.20%

B

We call this fee “Maintenance Charge” in your Contract. We currently waive this charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not intend to charge more than $30 per year, we reserve the right to increase this charge up to $50 if warranted by the expenses we incur.

C

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge, which is a separate charge from the Contract’s $30 Administrative Expense. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”.

D	0.05% is deducted once each quarter. This optional benefit is no longer available for sale.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum

(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.54%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.10%	1.25%E

E	This reflects temporary reductions to Fund expenses.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include annual Contract expenses and annual Fund expenses.

Both examples assume that you invest $100,000 in the Contract for the time periods indicated, your investment has a 5% return each year. Example 1 assumes maximum Base Contract Expenses, Optional Benefit Expenses, and maximum annual Fund expenses. Example 2 assumes current Base Contract Expenses, no Optional Benefit Expenses, and maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

(1)	Assuming maximum Base Contract Expenses and Optional Benefit Expenses

1 year	3 years	5 years	10 years
$2,583	$7,941	$13,565	$28,873

(2)	Assuming current Base Contract Expenses and No Optional Benefit Expenses

1 year	3 years	5 years	10 years
$2,379	$7,328	$12,543	$26,840

1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: You can lose money by investing in the Contract. The portion of your Contract Value allocated to the Subaccounts will vary with the investment performance of the single Fund in which the Subaccount invests. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long time horizon. Investors with a short time horizon. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1/2.

Guaranteed Account Interest Rate Risk: Different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

Possibility of Adverse Tax Consequences: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1/2.

Another Annuity Contract May Be More Appropriate: It is possible that other annuity contracts, including contracts with lower expenses, may be more appropriate for you based on your current needs. For example, if the Death Benefit and Guaranteed Account available in this Contract are not important to you, another less expensive annuity contract could be more appropriate. Note exchanging from one annuity contract to another should only be done after a careful consideration of the benefits, features, and expenses of the existing and proposed annuity.

Potential Harmful Fund Transfer Activity: Frequent exchanges among Subaccounts by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value (“NAV”). EFILI has adopted policies designed to discourage frequent trading. See 5(f). EFILI Policies Regarding Frequent Trading.

Insurance Company Risks: The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company. The obligations, guarantees, and benefits of the Contract are subject to EFILI’s claims-paying ability. If EFILI experiences financial distress, it may not be able to meet its obligations to you – obligations under the Guaranteed Account, Death Benefit, and annuity income payments could be especially at risk.

2. EFILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a). EFILI and the Variable Account

EFILI: The Contract is issued by EFILI, which is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company®. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Interest credited to amounts allocated to the Guaranteed Account, the Death Benefit, and lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of February 16, 2022.1 Our principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

The Variable Account: Empire Fidelity Investments Variable Annuity Account A is a separate account used to support the Contract and other forms of variable annuity contracts issued by EFILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: EFILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information (“SAI”).

2(b). The Funds

Each Subaccount in the Variable Account invests exclusively in the shares of a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same Adviser; however, the performance of such funds may differ significantly.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds’ advisors or their affiliates. These payments are not contract charges, and do not increase fund or contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 1-800-544-2442 or visiting www.fidelity.com/NRRreports.

2(c). Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”), affiliates of us and subsidiaries of FMR LLC, our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Guaranteed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. compensation of not more than 3% of payments received in the first Contract Year for marketing and distribution.

2(d). Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

3. PURCHASING AND CONTRIBUTING TO A CONTRACT

Currently, we do not offer this Contract for sale to new investors, and additional payments are not allowed.

Application and Initial Purchase Payment: You purchased your Contract on (1) a non-qualified basis (“Non-qualified Contract”), or (2) as an Individual Retirement Annuity (“IRA”) that qualifies for special federal income tax treatment (“Qualified Contract”).

Generally, we issued Qualified Contracts only in connection with a “rollover” of funds from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract, individuals were generally required to make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See 10. Tax Considerations.

To purchase a Non-qualified Contract, individuals were generally required to make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant was required to be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant was required to be no older than 85 years old).

We applied your initial payment to the purchase of a Contract within two business days of receiving your payment and completed application form in good order at our Annuity Service Center. The date that we credited your initial payment and issued your Contract is called the Contract Date. We directed the portion of your initial net purchase payment allocated to the Variable Account in the Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccount following receipt of your payment at the Annuity Service Center. We credited the portion of your net purchase payment allocated to the Guaranteed Account on the date we received your payment at the Annuity Service Center.

Replacement of Contracts: You can generally exchange a Non-qualified annuity Contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer a qualified annuity contract directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer one annuity for another annuity, then you may pay a surrender charge on your existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange or transfer one annuity for another unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the new annuity contract (that person will generally be compensated if buy the contract through an exchange, transfer or otherwise).

Accumulation Units: We credit your payments allocated to the Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period during which the purchase payment is received at our Annuity Service Center. Accumulation Units are adjusted for any transfers into or out of a Subaccount.

For each Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each Subaccount has a Net Investment Factor (also referred to as the “Total Return”). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets of the Subaccount at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

4. BENEFITS OF THE CONTRACT

The following tables summarize information about benefits available under the Contract. A detailed description of each benefit follows the tables.

Standard Benefits Payable Upon Death During Accumulation Phase

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions / Limitations
Contract Value Benefit	Upon death of an Owner prior to the Annuity Date and while the Annuitant is still living, this provides a benefit equal to the Contract Value.	None

Poor investment performance and withdrawals can significantly reduce the benefit.

To the extent the Owner’s death would also trigger the Death Benefit, the terms of the Contract’s Death Benefit override the Contract Value Benefit.

Return of Premium Death Benefit

If the death of the last surviving Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greater of

(a) Purchase payments paid, adjusted for any partial withdrawals, and any applicable taxes; and

(b) the Contract Value on the date that proof of death is received by EFILI.

If death of the last surviving Annuitant occurs prior to the Annuity Date and after his or her 85th birthday, the Death Benefit will be the Contract Value on date that proof of death is received by EFILI.

		None	Applicable to Contracts purchased prior to August 25, 2003. All Contracts this Death Benefit is applicable to were issued endorsement EVA-91150. Withdrawals can significantly reduce the benefit.

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions / Limitations
Return of Premium Death Benefit – Adjusted Proportionally

If the death of the last surviving Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greater of

(a) Purchase payments paid, adjusted proportionally for any partial withdrawals or partial 1035 exchanges, and less any applicable taxes, and

(b) the Contract Value on date that proof of death is received by EFILI.

If the death of the last surviving Annuitant occurs prior to the Annuity Date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by EFILI.

None

Applicable to Contracts purchased on or after August 25, 2003.

All Contracts this Death Benefit is applicable to were issued contract endorsement EVA-91100-DB-03.

Withdrawals can significantly reduce the benefit.

Optional Benefit Payable Upon Death During Accumulation Phase

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions / Limitations
Enhanced Death Benefit Rider	If death of the Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greatest of 1), 2), and 3) below.	0.20% (as a % of Contract Value)	This optional Death Benefit is no longer available for purchase. If purchased, this optional death benefit replaced the Contract’s standard Death Benefit.

1) Purchase payments paid, adjusted for any partial withdrawals and any applicable taxes.

2) the Contract Value on the date that proof of death is received by EFILI.

3) Highest Contract Value on any Contract Anniversary (“Anniversary”) on or after the Contract Anniversary when Rider is added to the Contract and before the Annuitant reaches age 80, plus any purchase payments received by EFILI

Withdrawals can significantly reduce the benefit.

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions / Limitations

after such Contract Anniversary, reduced proportionally for any withdrawals after such Contract Anniversary.

If the death of the Annuitant occurs prior to the Annuity Date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by EFILI.

Other Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging	Allows for automatic monthly dollar amount exchanges from one of two source Subaccounts (the source options) to any other Subaccount (the destination options).	None

Minimum transfer amount is $250.

May not be used at the same time as Automatic Rebalancing.

May not be used to make transfers to the Guaranteed Account.

We reserve the right to modify or terminate this benefit.

Automatic Rebalancing	Helps to maintain a specified allocation mix among Subaccounts.	None	May not be used at the same time as Dollar Cost Averaging. May not be used if you have a balance in the Guaranteed Account. We reserve the right to modify or terminate this benefit.
Systematic Withdrawal Program	Allows for periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis.	None	Contract Value must be at least $10,000 to begin this program. We reserve the right to modify or terminate this benefit.

Benefits Payable Upon Death

Overview

All Contracts include the Contract Value Benefit and one of the three below Death Benefits. Note these benefits are only applicable during the Accumulation Phase. For information on the payments, if any, Beneficiaries will be entitled to following the death of the last surviving Annuitant during the Income Phase. See 8(d). Types of Annuity Income Options.

The main differences between the Contract Value Benefit and the Death Benefit are:

(1) The death that triggers each Benefit: In general, the Contract Value Benefit is triggered upon the death of an Owner before the Annuity Date. whereas the Death Benefit is triggered upon the death of the last surviving Annuitant before the Annuity Date (unless the Enhanced Benefit Rider was elected and is in effect, in which case it is triggered upon the death of the Annuitant before the Annuity Date).

(2) Who has the right to each Benefit: The Contract Value Benefit is payable to the surviving joint Owner, if any; otherwise, it will be paid to the Owner’s Beneficiary(ies). The Death Benefit is payable to the Annuitant’s Beneficiary, if living on the date proof of death is received; otherwise, it will be paid to the Owner. See 11(a). Contract Rights.

(3) The amount of each benefit: The Death Benefit guarantees a minimum distribution amount (if death occurs during a specified time period), whereas the Contract Value Benefit does not guarantee any minimum distribution amount.

Please see Appendix B: Death Benefit Hypothetical Examples for examples illustrating the operation of each of the Death Benefits.

Details of Benefits

Contract Value Benefit: This is a benefit equal to the Contract Value that is triggered if an Owner dies before the Annuity Date. To the extent the Owner’s death would also trigger the Death Benefit, the terms of the Contract’s Death Benefit override the Contract Value Benefit. This is a standard benefit, meaning you do not need to elect it, and is included in all Contracts for no additional charge. Note—this benefit does not guarantee a minimum amount of proceeds. Poor investment performance and withdrawals can significantly reduce this benefit.

Return of Premium Death Benefit: This Death Benefit is applicable to:

•	Contracts purchased prior to August 25, 2003.

All Contracts this Death Benefit is applicable to were issued endorsement EVA-91150.

It is a standard benefit, meaning Contract Owners do not need to elect it, and is included in a Contract for no additional charge.

Coverage:

If the last surviving Annuitant dies prior to the Annuity Date, the proceeds will be the Death Benefit. The Death Benefit is payable to the Annuitant’s Beneficiary, if living on the date proof of death is received; otherwise, the Death Benefit will be paid to the Owner.

If the death of the last surviving Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greater of:

(a) The purchase payments paid, adjusted for any partial withdrawals and any applicable taxes; and

(b) The Contract Value on the date that proof of death is received by the EFILI.

If the death of the last surviving Annuitant occurs prior to the Annuity Date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by the Company.

Return of Premium Death Benefit – Adjusted Proportionally: This Death Benefit is applicable to:

•	Contracts purchased on or after August 25, 2003.

All Contracts this Death Benefit is applicable to were issued endorsement EVA-91100-DB-03.

It is a standard benefit, meaning Contract Owners do not need to elect it, and is included in a Contract for no additional charge.

Coverage:

If the last surviving Annuitant dies prior to the Annuity Date, the proceeds will be the Death Benefit. The Death Benefit is payable to the Annuitant’s Beneficiary, if living on the date proof of death is received; otherwise, the Death Benefit will be paid to the Owner.

If the death of the last surviving Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greater of:

(a) the Purchase Payments paid, adjusted for any partial withdrawals or partial 1035 exchanges as stated in the next sentence and any applicable taxes. Withdrawals or partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawal or partial 1035 exchange; and

(b) the Contract Value on the date that proof of death is received by EFILI.

If the death of the last surviving Annuitant occurs prior to the Annuity Date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of the death is received by the Company.

Enhanced Death Benefit Rider: This is an optional Death Benefit that could be elected by Contract Owners for a limited time. It is no longer available for purchase. If purchased, this Death Benefit replaced the Contract’s standard Death Benefit.

Cost:

A mortality charge is deducted once each quarter. The amount of the charge for each quarter will not be more than 0.05% of the Contract Value on the date of the quarterly charge. No charges will be made on or after the Annuitant’s 85th birthday. The charge made for the quarter that includes the Annuitant’s 85th birthday will be prorated based on the number of days until that birthday.

Coverage:

If the death of the Annuitant occurs prior to the Annuity Date, the proceeds will be the Death Benefit. The Death Benefit is payable to the Annuitant’s Beneficiary, if living on the date proof of death is received, otherwise, the Death Benefit will be paid to the Owner.

If death of the Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greatest of 1), 2), and 3) below.

1) The purchase payments paid, adjusted for any partial withdrawals and any applicable taxes;

2) The Contract Value on the date that proof of death is received by the EFILI.

3) The highest Contract Value on any Contract Anniversary on or after the Contract Anniversary when this Rider was added to the Contract and before the Annuitant reaches age 80, plus any purchase payments received by the Company after such Contract Anniversary, reduced for any withdrawals after such Contract Anniversary as described in the next sentence. Any withdrawals after such Contract Anniversary will reduce the amount otherwise payable under this paragraph proportionately to the reduction in the Contract Value caused by the withdrawal. For Contracts with net purchase payments greater than $4 million, this value can never exceed the amount calculated above, multiplied by $4 million, divided by the net purchase payments.

If the death of the Annuitant occurs prior to the Annuity Date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by EFILI.

Termination

The Owner may terminate the Rider by providing advance written notice to EFILI. Termination will be effective as of the next date a mortality charge is due after EFILI receives such notice.

The rider automatically terminates immediately upon the date that proof of death of the original Annuitant is received by EFILI during the Accumulation Phase. It will also terminate if the original Annuitant is removed from the contract.

What are the different options for the Beneficiary(ies) in receiving the Contract Value or Death Benefit?

The below discussion applies only to Non-qualified Contracts. For a description of the settlement options applicable to Qualified Contracts, please see the IRA Disclosure Statement that accompanies this prospectus.

Listed below are the settlement options that EFILI makes available for the Contract Value Benefit and Death Benefit. Due to federal tax law that the Contract must comply with to qualify as an annuity for tax purposes, some of the settlement options are only available to certain types of Beneficiaries.

Settlement Option	Description	Beneficiary Restrictions for Contract Value Benefit	Beneficiary Restrictions for Death Benefit
5 Year Distribution

Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the proceeds as described in the Contract. See 11(d). Abandoned Property.

		No restrictions	No restrictions
Annuitization	Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the proceeds in exchange for a guaranteed stream of income.	Beneficiary or surviving Owner must be a natural person	Beneficiary must be a natural person
Stretch Benefit	Entire interest in the Contract is paid over a period not extending beyond the Beneficiary or surviving Owner’s life expectancy in systematic withdrawals with distributions beginning within one year of the date of death. Under this option the Beneficiary can not make ad hoc partial withdrawals but can make a complete withdrawal of the remaining proceeds at any time.	Beneficiary or surviving Owner must be: • a natural person and • not the deceased Owner’s spouse	Beneficiary must be: • a natural person and • not the deceased Annuitant’s spouse

Settlement Option	Description	Beneficiary Restrictions for Contract Value Benefit	Beneficiary Restrictions for Death Benefit
Continuation of Contract

Continue the Contract, or their portion of the Contract, as the Owner.

For the Contract Value Benefit, upon continuing the Contract the Beneficiary (or surviving Owner if different) becomes the Owner and the Annuitant remains the same.

For the Death Benefit, upon continuing the Contract the Beneficiary becomes the Owner as well as the Annuitant.

Beneficiary must be deceased Owner’s spouse

For jointly owned Contracts, upon an Owner’s death, the surviving Owner must be deceased Owner’s spouse AND the Beneficiary to elect this option

Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

Beneficiary must be deceased Annuitant’s spouse Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Account”) to any of the other Subaccounts but are not permitted to the Guaranteed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the “Exchange Date”). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

Automatic Rebalancing

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Subaccounts. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the

Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

•	You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

•	You may not use Automatic Rebalancing if you have a balance in the Guaranteed Account.

Systematic Withdrawal Program

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

5. TRADING AMONG SUBACCOUNTS

5(a). General Procedures for Making Exchanges

You may currently exchange amounts among the Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per Contract Year. Although we do not currently intend to charge for exchanges, we reserve the right to impose a charge if you make exchanges in excess of six per Contract Year. See Transaction Expenses in Fee Tables. We may also require you to submit your exchange instructions by mail.

Your request to make an exchange may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

5(b). Trading by Telephone or Internet

EFILI reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

5(c). Effective Date of Exchanges Among Subaccounts

When you request an exchange between Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio’s receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

5(d). Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

5(e). Short-Term Trading Risk

Frequent exchanges among Subaccounts by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value (“NAV”).

The insurance-dedicated mutual funds available through the Subaccounts are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of the 1940 Act, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

5(f). EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by Fidelity Management & Research Company LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by Fidelity Management & Research Company LLC or one of its affiliates may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with EFILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Subaccount before they withdraw or exchange out of that Subaccount.

In addition, each underlying mutual fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI’s policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

5(g). Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into a Subaccount followed by a withdrawal or exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Subaccount;

(2)  Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward an Subaccount’s roundtrip limits;

(3)  EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

EFILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

6. THE GUARANTEED ACCOUNT

6(a). Important Disclaimer

Because of exemptive and exclusionary provisions, interests in the Guaranteed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Guaranteed Account option are not subject to the provisions of those Acts, and EFILI has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Guaranteed Account option. Disclosures regarding the Guaranteed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

6(b). Facts About the Guaranteed Account

•

As noted earlier, you may transfer a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the “Guaranteed Account”). The Guaranteed Account may also be referred to as the “Fixed Account”.

•	Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.

•	We guarantee that funds held in the Guaranteed Account will accrue daily at the minimum interest rate that is required by law and that is disclosed on the schedule page of your Contract.

•

When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

6(c). Guaranteed Account Transfers

You may currently make one transfer per Contract Year from the Variable Account to the Guaranteed Account, but the total of such transfer may not exceed $50,000. Also, for any transfer from the Variable Account to the Guaranteed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the Subaccounts, the percentages must be in whole numbers.

The amount that you may transfer from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Guaranteed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer into the Guaranteed Account during the 12 months following the withdrawal or transfer out of the Guaranteed Account.

When you withdraw or transfer amounts out of the Guaranteed Account the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2023, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above.

7. MAKING WITHDRAWALS

7(a). Overview of Withdrawals

You may at any time prior to the Annuity Date and while the Annuitant is still living surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Contract directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Withdrawals will reduce the Contract Value and may significantly reduce a Contract’s Death Benefit. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1/2.

You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Subaccounts in proportion to your Contract Value in each Subaccount at the time of the withdrawal.

Complete and partial withdrawals are calculated based on the next computed Accumulation Unit Value(s) after we receive the withdrawal request at the Annuity Service Center. We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See 11(h). Postponement of Payment.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

7(b). Withdrawals by Telephone

Clients may request a partial withdrawal by telephone, mail, or internet. Withdrawals by telephone are limited to the following criteria (limitations for online withdrawals may be lower):

1. Withdrawals of $500 to $500,000 with no more than $500,000 being withdrawn within a seven day period. (Withdrawals greater than $500,000 must be requested in writing with a signature guarantee from all registered owners.)

2. The client may not withdraw an amount which would reduce the Contract Value to less than $2,500. This would require a surrender of the Contract which must be completed in writing and signed by all registered Contract Owners.

3. For Contracts that have had an address change in the last 10 days, the limit is $100,000. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered Contract Owners.)

4. The check must be made payable to all registered Contract Owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered Contract Owners.)

5. The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned Contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered Contract to an individually registered account or from a Contract owned by a trust to an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6. Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

You may also use our Systematic Withdrawal Program to elect to take periodic withdrawals. See Systematic Withdrawal Program under 4. Benefits Available in the Contract.

8. INCOME PHASE

8(a). Annuity Date

When your Contract was issued, it generally provided for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant’s 85th birthday or, if later, the first day of the calendar month following the Contract’s fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant’s 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

8(b). Selection of Annuity Income Options

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. In addition, upon the Annuity Date, the Contract’s Death Benefit will terminate.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under 8(d). Types of Annuity Income Options.

8(c). Annuity Income Options

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both. Guarantees of annuity income payments are subject to our claims-paying ability and financial strength.

Fixed Annuity Income Payments: If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Guaranteed Account. The annuity income payments will be fixed in amount, meaning the payment amount does not fluctuate and will be determined by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex payment rates) and adjusted age of the Annuitant, and (3) the applicable annuity payment rates. The applicable annuity payment rates will be the greater of:

(a)  The guaranteed annuity income payment rates set forth in your Contract; and

(b)  The annuity rates in effect on the Annuity Date for the same payment option.

Variable Annuity Income Payments: If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%. The applicable annuity payment rates will be the greater of:

(a)  The guaranteed annuity income payment rates set forth in your Contract; and

(b)  The annuity rates in effect on the Annuity Date for the same payment option.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

Combination Fixed and Variable Annuity Income Payments: If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

Important: After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Exchanges among the Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

8(d). Types of Annuity Income Options

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. The frequency of payments you select will have an impact on the amount of each income payment. For example, assuming all else is equal, choosing to receive monthly payments will result in lower payment amounts than choosing to receive annual payments. Similarly, an election to receive payments over a longer expected period will result in lower payment amounts than an election to receive payments over a shorter expected period. For example, assuming all else is equal:

•

choosing to receive payments over your life and your spouse’s life under 2. Joint and Survivor Annuity below will result in lower payments than choosing to receive payments over your life under 1. Life Annuity below, and

•	choosing to include a guarantee period under 3. Life Annuity with 120 or 240 Monthly Payments Guaranteed below will result in lower payments than choosing not to include a guarantee period.

Finally, since payments based on older Annuitants are expected to be fewer in number, the amount of each income payment should be greater than payments based on younger Annuitants.

In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company.

1. Life Annuity: We will make income payments monthly during the Annuitant’s lifetime ceasing with the last payment due prior to the Annuitant’s death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2. Joint and Survivor Annuity: Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option in Qualified Contracts — see the IRA Disclosure Statement that accompanies this prospectus. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed: Under this option we provide monthly income payments during the lifetime(s) of the Annuitant(s), and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period cannot exceed the amount permitted under the Code or may be limited to ensure compliance with the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant’s Beneficiary during the remaining months of the term selected. However, the Annuitant’s Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant’s Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant’s Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant’s Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant’s Beneficiary is received at the Annuity Service Center.

9. CURRENT CHARGES AND OTHER DEDUCTIONS

9(a). Transaction Charge

Although we do not currently intend to charge for exchanges, we reserve the right to impose a charge for each transfer in excess of six per Contract year. See Fee Tables.

9(b). Administrative Expense (called “Maintenance Charge” in your Contract)

Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We will deduct the annual maintenance charge from each Subaccount in proportion to the amount of your total Contract Value invested in that Subaccount on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. This maintenance charge compensates us for the portion of the expenses we incur in administering smaller Contracts that is above and beyond the amount we receive from such Contracts through the Daily Administrative Charge.

We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with EFILI or Fidelity Investments.

9(c). Base Contract Expenses

Base Contract Expenses is the total of two separate charges, an Administrative Charge and a Mortality and Expense Risk Charge.

Daily Administrative Charge: Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. The Daily Administrative Charge compensates us for the expenses we incur in administering the Contracts. These expenses include making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. We guarantee to never increase this charge above an effective annual rate of 0.05%.

Mortality and Expense Risk Charge: We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners electing a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually elected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit. This Death Benefit may be greater than the Contract Value. See Benefits Payable Upon Death under 4. Benefits Available Under the Contract.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

In the event a Beneficiary continues the Contract as their own or defers payment of the proceeds, the Daily Administrative Charge and Mortality and Expense Risk Charge will continue to be assessed.

9(d). Optional Benefit Charge

If the Owner elected the Enhanced Death Benefit Rider we deduct a mortality charge once each quarter while the Rider remains in effect. The amount of the charge will be a percentage of the Contract Value on the date of the quarterly charge, as described under Enhanced Death Benefit Rider in 4. Benefits of the Contract. We stop deducting this charge once the Annuitant reaches his or her 85th birthday.

9(e). Premium Taxes

We generally deduct a charge equal to any premium tax that New York require us to pay in connection with your Contract at the time we are required to pay it. Currently, New York does not require us to pay such a tax.

9(f). Funds’ Expenses

Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

9(g). Other Taxes

We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See 10(f). EFILI’s Taxes.

10. TAX CONSIDERATIONS

10(a). Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to “nonnatural” persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be “adequately diversified” in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department’s requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. See Benefits Payable Upon Death under 4. Benefits of the Contact. We intend to administer the Contracts to comply with federal tax law.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

10(b). Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity (“IRA”). The Code permits certain “rollover” contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract’s minimum initial payment was greater than the maximum annual contribution permitted to an IRA, a Qualified Contract could be purchased only in connection with a “rollover” of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner’s interest in the Contract cannot be forfeitable; and

(3) annuity and Death Benefit payments must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

10(c). Contract Values and Proceeds

In General: Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option. The taxable portion of a distribution is generally taxed as ordinary income.

An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

Taxes on Surrender of Contract Before Annuity Income Payments Begin: If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

Taxes on Partial Withdrawals: Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code (“Partial 1035”) from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or “boot” under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

Taxes on Income Payments: Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract’s cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in 4. Benefits of the Contract are taxed as annuity income payments.

3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1) the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

10% Penalty Tax on Early Withdrawals or Distributions: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

10(d). Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

10(e). Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which required minimum annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

10(f). EFILI’s Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

11. MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

11(a). Contract Rights

Owner: The Owner of the Contract is named on the application unless later changed. As an Owner named in the application, you have the rights and privileges specified in the Contract.

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. A joint owner can be a non-spouse. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. Ownership changes of Non-qualified Contracts may be taxable. You should consult a tax advisor before completing this type of change. On the Annuity Date, all of the Owner’s rights pass to the Annuitant.

Annuitant: The Contract permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else. On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Annuitant’s Beneficiary: The Annuitant’s Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant’s Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant’s Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner’s estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant’s Beneficiary. In all instances, the proceeds will be paid upon receipt at the Annuity Service Center of proof of death and the required paperwork from all the Beneficiaries. A Beneficiary may be a “Primary Beneficiary” or a “Contingent Beneficiary.” No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

Owner’s Beneficiary: The Owner’s Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner’s Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner’s Beneficiary survives, the Contract Value will be paid to the Owner’s estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant’s Beneficiary. In all instances, the proceeds will be paid upon receipt at the Annuity Service Center of proof of death and the required paperwork from all the Beneficiaries. A Beneficiary may be a “Primary Beneficiary” or a “Contingent Beneficiary.” No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

Contingent Annuitant: Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant.

If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant’s 85th birthday; (b) the Contract’s fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-qualified Contract is owned by a non-natural person.

11(b). Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

11(c). Assignment

You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See 10. Tax Considerations. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

11(d). Abandoned Property

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner’s death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner’s death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before the end of the maximum distribution period from date of death allowed by the Code, a Beneficiary may not have the entire distribution period as described in the Contract to withdraw the Contract Value.

11(e). Reports to Owners

During the Accumulation Phase, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, shareholder reports for funds available under your Contract will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Finally, Contract Owners have access to their contract information online at Fidelity.com.

11(f). Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and EFILI from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership.

2.  Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

11(g). Non-Participating Contract

Our variable annuity Contracts are “non-participating.” This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

11(h). Postponement of Payment

•	In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

•	We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant’s death and all required documentation.

•

However, we may delay payment if (a) the disposal or valuation of the Variable Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.

•

In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

12. MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

12(a). Changes in Subaccounts

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio’s investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

12(b). Voting Rights

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a shareholder vote.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

12(c). Resolving Material Conflicts

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.fidelity.com/NRRreports. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC	0.90%*	6.55%	9.79%	7.78%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity® Variable Insurance Product (“VIP”) Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	9.92%	10.01%	8.65%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager: Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	13.96%	12.47%	10.69%
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.46%	18.26%	14.98%	12.65%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	-1.95%	—	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	15.65%	15.03%	14.35%
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	19.41%	20.10%	17.88%

Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	14.24%	10.20%	11.61%
Seeks long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	27.83%	20.17%	16.64%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%	20.66%	10.46%	13.11%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	24.63%	20.61%	17.50%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.91%	-2.17%	14.98%	8.44%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	55.35%	-3.30%	0.27%
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%	24.89%	11.95%	12.53%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Sub-Adviser: Geode Capital Management, LLC	0.13%	21.24%	—	—
Seeks capital appreciation	Fidelity® VIP Financial Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	33.19%	13.00%	14.92%

Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	5.21%	4.05%	—
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Freedom IncomeSM Portfolio Adviser: Fidelity Management & Research Company LLC	0.35%	3.35%	6.33%	5.15%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2005 Portfolio Adviser: Fidelity Management & Research Company LLC	0.37%	4.09%	7.27%	6.43%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.42%	5.89%	8.46%	7.67%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.46%	7.69%	9.64%	8.44%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.50%	9.47%	10.68%	9.26%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.53%	10.83%	11.53%	10.25%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%	12.37%	12.76%	11.09%

Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses		Average Annual Total Returns (as of 12/31/21)
				1 year	5 year	10 year
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.45	%*	3.65%	5.48%	4.55%
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.69	%*	10.02%	9.91%	8.33%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.75	%*	12.34%	11.27%	9.61%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.82	%*	14.52%	12.46%	10.64%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.90	%*	17.83%	14.40%	12.30%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.23%		0.01%	0.93%	0.51%
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%		23.21%	26.29%	19.70%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.52%		25.95%	13.45%	14.07%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%		11.94%	32.09%	22.94%
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%		11.73%	18.65%	18.83%

Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	4.41%	5.01%	5.61%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Sub-Adviser: Geode Capital Management, LLC	0.10%	28.58%	18.34%	16.44%
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	17.09%	11.44%	13.27%
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.82%	12.39%	16.86%	13.16%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Sub-Adviser: Geode Capital Management, LLC	0.17%	7.72%	—	—
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.39%	-0.61%	4.33%	3.54%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	33.42%	12.10%	10.29%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	25.60%	13.60%	13.29%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.77%	19.70%	14.44%	10.83%

Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	38.99%	9.33%	10.41%
Seeks high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	3.74%	5.37%	4.74%
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	28.16%	34.83%	24.38%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Sub-Adviser: Geode Capital Management, LLC	0.12%	25.69%	—	—
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	17.43%	13.13%	11.57%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	30.07%	12.72%	13.70%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	33.60%	13.94%	13.74%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.78%	-1.83%	1.75%	1.28%
Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco V.I. Global Core Equity Fund Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd.	0.96%	15.97%	11.34%	9.72%

Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.14%	5.80%	5.34%	3.84%
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	-2.02%	3.82%	3.86%
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%	2.99%	9.46%	5.44%
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.92%*	8.37%	8.97%	7.43%
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio** Adviser: Pacific Investment Management Company LLC	0.93%*	33.34%	5.72%	-1.86%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.65%	-0.93%	1.54%	1.59%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.67%	5.59%	5.33%	3.05%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.65%	-1.27%	3.94%	3.43%

Investment Objective	Fund & Adviser/Sub-adviser	Current Expenses		Average Annual Total Returns (as of 12/31/21)
				1 year	5 year	10 year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc	0.76	%*	-4.99%	-0.94%	1.13%
Seeks long-term capital appreciation	Allspring VT Discovery Fund**† Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%		-5.04%	20.84%	16.60%
Seeks long-term capital appreciation	Allspring VT Opportunity Fund**†† Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00	%*	24.78%	17.29%	14.94%

Each Fidelity Subaccount invests in Initial Class shares of each Fund except for the Fidelity® VIP FundsManager® Portfolios which invest in Investor Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
**	Funds are closed to new investments.
†	Prior to December 6, 2021, the fund was named Wells Fargo Advantage VT Discovery Fund.
††	Prior to December 6, 2021, the fund was named Wells Fargo Advantage VT Opportunity Fund.

APPENDIX B: DEATH BENEFIT HYPOTHETICAL EXAMPLES

The below hypothetical examples illustrate the impact withdrawals can have on a Contract’s Death Benefit. Note – there are 3 different Death Benefits (I, II, and III below) but only one applies to any given Contract. See 4. Benefits of the Contract of this prospectus and your Contract and Contract endorsement for a complete description of your Contract’s Death Benefit.

I. Return of Premium Death Benefit

(applicable only to Contracts issued endorsement EVA-91150)

For Examples 1 and 2

Death Benefit Value = Greater of Contract Value (after Transaction) & Net Purchase Payments.

Example 1: Assumes annual returns (after fees) of -10% and the last surviving Annuitant dies prior to the Annuity Date and prior to his or her 85th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000
1/1/2020	Withdrawal $40,000	$70,000	$90,000	$50,000	$70,000
1/1/2021	Death Claim	$70,000	$45,000	$45,000	$70,000

Example 2: Same as above, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000
1/1/2020	Withdrawal $40,000	$70,000	$132,000	$92,000	$92,000
1/1/2021	Death Claim	$70,000	$101,200	$101,200	$101,200

II. Return of Premium Death Benefit – Adjusted Proportionally

(applicable only to Contracts issued endorsement EVA-91100-DB-03)

For Examples 3 and 4:

•	Death Benefit Value = Greater of Contract Value (after Transaction) & Adjusted Purchase Payments.

•	Adjusted Purchase Payments = (Initial Purchase Payment + Additional Purchase Payments) * (1 - Withdrawal / Contract Value before Withdrawal)

Example 3: Assumes annual returns (after fees) of -10% and the last surviving Annuitant dies prior to the Annuity Date and prior to his or her 85th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted Purchase Payments	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000	$110,000
1/1/2020	Withdrawal $40,000	$70,000	$90,000	$50,000	$61,111A	$61,111
1/1/2021	Death Claim	$70,000	$45,000	$45,000	$61,111A	$61,111

A	Adjusted Purchase Payments = ($100,000 + $10,000) x (1 - $40,000 / $90,000) = $61,111

Example 4: Same as Example 3, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted Purchase Payments	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$110,000	$120,000	$110,000	$120,000
1/1/2020	Withdrawal $40,000	$70,000	$132,000	$92,000	$76,667B	$92,000
1/1/2021	Death Claim	$70,000	$101,200	$101,200	$76,667B	$101,200

B	Adjusted Purchase Payments = ($100,000 + $10,000) x (1 - $40,000 / $132,000) = $76,667

III. Enhanced Death Benefit Rider: Death Benefit

(This optional Death Benefit is no longer available for purchase.)

For examples 5, 6, and 7

•	Death Benefit Value = The greatest of Net Purchase Payments, Contract Value (after transaction), and Adjusted Highest Contract Value

•	Adjusted HCVA = (Highest Contract Value on Anniversary (“HCVA”) + Additional Purchase Payments) x (1 - Withdrawal / Contract Value before Withdrawal)

•	Only Additional Purchase Payments and Withdrawals after the date of the HCVA are considered.

Example 5: Assumes annual returns (after fees) of -10% and the Annuitant dies prior to the Annuity Date and prior to his or her 80th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,00A	$110,000
1/1/2020	Withdrawal $40,000	$70,000	$90,000	$50,000	$61,111B	$70,000
1/1/2021	Death Claim	$70,000	$45,000	$45,000	$61,111B	$70,000

A	Adjusted HCVA = $100,000 + 10,000 = $110,000
B	Adjusted HCVA = ($100,000 + $10,000) x (1 - $40,000 / $90,000) = $61,111

Example 6: Same as Example 5, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000C	$120,000
1/1/2020	Withdrawal $40,000	$70,000	$132,000	$92,000	$92,000D	$92,000
1/1/2021	Death Claim	$70,000	$101,200	$101,200	$92,000D	$101,200

C	Adjusted HCVA = $110,000 + $10,000 = $120,000
D	Adjusted HCVA = $132,000 x (1 - $40,000 / $132,000) = $92,000

Example 7: Same as Example 5, except this assumes annual returns (after fees) of 10% in 2018, -10% in 2019, and 10% in 2020.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000E HCVA = $110,000 (2019 anniversary) $110,000 + $10,000	$120,000
1/1/2020	Withdrawal $40,000	$70,000	$108,000	$68,000	$75,556F	$75,556
1/1/2021	Death Claim	$70,000	$74,800	$74,800	$75,556F	$75,556

E	Adjusted HCVA = $110,000 + $10,000 = $120,000
F	Adjusted HCVA = ($110,000 +$10,000) x (1 - $40,000 / $108,000) = $75,556

We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2022. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier C000024023

EVA7-PRO-0422

1.756512.123

RETIREMENT RESERVES

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2022

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Empire Fidelity Investments Life Insurance Company (the “Company”) through Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2022, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

EVA7-PTB-0422

1.756513.123

GENERAL INFORMATION AND HISTORY

Empire Fidelity Investments Life Insurance Company (“EFILI”)

EFILI is a stock life insurance company that was established in 1991 and exists in accordance with the laws, rules and regulations of the State of New York. EFILI issues life insurance and annuity products only in the State of New York. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”)

The Variable Account is a separate investment account of EFILI established pursuant to New York law on July 15, 1991. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting EFILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While EFILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, EFILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the Contract’s Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.

2

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to exchange the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the right to limit exchanges after the Annuity Date to six per Contract Year.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant’s estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain Fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA is a wholly-owned, direct subsidiary of FMR LLC; and FBS and EFILI are wholly-owned, indirect subsidiaries of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The Contracts are no longer sold, but were offered to the public on a continuing basis. You may continue to make exchanges among the Subaccounts.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2021	$1,306,709	$1,306,709
2020	$986,070	$986,070
2019	$1,265,013	$1,265,013

3

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

EXPERTS

The financial statements of the Company as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, and the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2021 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

4

Empire Fidelity® Investments Variable Annuity Account A Annual Report December 31, 2021

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$20,038	$153,040	$5,581	$36,671	$48,782	$59,322	$86,845	$76,009
Receivable from EFILI	—	—	—	—	13	—	6	—

Total assets	20,038	153,040	5,581	36,671	48,795	59,322	86,851	76,009
Liabilities:
Payable to EFILI	1	1	1	—	—	—	—	—

Total net assets	$20,037	$153,039	$5,580	$36,671	$48,795	$59,322	$86,851	$76,009

Net Assets:
Retirement Reserves	$19,700	$—	$4,707	$—	$44,814	$—	$82,575	$—
Income Advantage	337	—	873	—	3,981	—	4,276	—
Personal Retirement	—	152,797	—	36,671	—	59,322	—	76,009
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	242	—	—	—	—	—	—

Total net assets	$20,037	$153,039	$5,580	$36,671	$48,795	$59,322	$86,851	$76,009

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	940	—	74	—	256	—	237	—

Unit Value	$20.95	$—	$63.35	$—	$175.18	$—	$347.74	$—

Income Advantage:
Units Outstanding	17	—	14	—	24	—	13	—

Unit Value	$20.01	$—	$60.52	$—	$167.37	$—	$332.23	$—

Personal Retirement:
Units Outstanding	—	14,001	—	1,757	—	1,632	—	1,076

Highest Unit Value	$—	$11.71	$—	$29.22	$—	$55.32	$—	$103.96

Lowest Unit Value	$—	$10.27	$—	$18.69	$—	$33.51	$—	$67.18

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$11.06	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	26	—	—	—	—	—	—

Highest Unit Value	$—	$9.47	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$9.01	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$9,807	$26,348	$15,820	$78,013	$26,541	$28,968
Receivable from EFILI	2	—	2	—	4	—

Total assets	9,809	26,348	15,822	78,013	26,545	28,968
Liabilities:
Payable to EFILI	—	—	—	—	—	—

Total net assets	$9,809	$26,348	$15,822	$78,013	$26,545	$28,968

Net Assets:
Retirement Reserves	$9,403	$—	$13,907	$—	$25,338	$—
Income Advantage	406	—	1,915	—	1,207	—
Personal Retirement	—	26,348	—	78,013	—	28,968
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$9,809	$26,348	$15,822	$78,013	$26,545	$28,968

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	119	—	280	—	306	—

Unit Value	$79.32	$—	$49.74	$—	$82.85	$—

Income Advantage:
Units Outstanding	5	—	40	—	15	—

Unit Value	$75.78	$—	$47.52	$—	$79.16	$—

Personal Retirement:
Units Outstanding	—	969	—	4,655	—	1,105

Highest Value	$—	$36.87	$—	$19.21	$—	$34.00

Lowest Value	$—	$26.89	$—	$14.94	$—	$24.29

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$410,664	$8,780	$12,641	$167,489	$242,968	$18,221	$336,919
Receivable from EFILI	20	3	—	52	—	9	—

Total assets	410,684	8,783	12,641	167,541	242,968	18,230	336,919
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—

Total net assets	$410,684	$8,783	$12,641	$167,541	$242,968	$18,230	$336,919

Net Assets:
Retirement Reserves	$66,422	$8,458	$—	$158,000	$—	$16,608	$—
Income Advantage	4,981	325	—	9,541	—	1,622	—
Personal Retirement	339,281	—	12,641	—	242,968	—	263,248
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	73,671

Total net assets	$410,684	$8,783	$12,641	$167,541	$242,968	$18,230	$336,919

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	434	139	—	824	—	290	—

Unit Value	$152.89	$61.05	$—	$191.79	$—	$57.31	$—

Income Advantage:
Units Outstanding	34	6	—	52	—	29	—

Unit Value	$146.07	$58.32	$—	$183.24	$—	$54.75	$—

Personal Retirement:
Units Outstanding	6,377	—	402	—	4,469	—	6,660

Highest Value	$74.53	$—	$42.21	$—	$79.53	$—	$56.86

Lowest Value	$51.16	$—	$29.23	$—	$52.60	$—	$35.98

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	1,577

Highest Value	$—	$—	$—	$—	$—	$—	$49.92

Lowest Value	$—	$—	$—	$—	$—	$—	$29.14

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	809

Highest Value	$—	$—	$—	$—	$—	$—	$48.93

Lowest Value	$—	$—	$—	$—	$—	$—	$28.52

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$2,158	$16,775	$18,740	$32,883	$29,314	$104,067	$30,479	$63,540
Receivable from EFILI	—	1	6	—	21	—	14	—

Total assets	2,158	16,776	18,746	32,883	29,335	104,067	30,493	63,540
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—

Total net assets	$2,158	$16,776	$18,746	$32,883	$29,335	$104,067	$30,493	$63,540

Net Assets:
Retirement Reserves	$2,076	$—	$17,030	$—	$26,823	$—	$27,222	$—
Income Advantage	82	—	1,716	—	2,512	—	3,271	—
Personal Retirement	—	16,776	—	32,883	—	104,067	—	63,540
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$2,158	$16,776	$18,746	$32,883	$29,335	$104,067	$30,493	$63,540

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	31	—	272	—	277	—	363	—

Unit Value	$66.22	$—	$62.62	$—	$96.85	$—	$75.05	$—

Income Advantage:
Units Outstanding	1	—	29	—	27	—	45	—

Unit Value	$63.82	$—	$59.83	$—	$92.53	$—	$71.84	$—

Personal Retirement:
Units Outstanding	—	290	—	762	—	1,120	—	1,615

Highest Value	$—	$88.25	$—	$59.85	$—	$158.51	$—	$62.57

Lowest Value	$—	$56.08	$—	$40.71	$—	$85.60	$—	$35.44

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$6,147	$22,829	$1,948	$14,028	$40,389	$136,899	$2,384	$14,012
Receivable from EFILI	1	—	1	—	30	—	—	—

Total assets	6,148	22,829	1,949	14,028	40,419	136,899	2,384	14,012
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—

Total net assets	$6,148	$22,829	$1,949	$14,028	$40,419	$136,899	$2,384	$14,012

Net Assets:
Retirement Reserves	$5,618	$—	$1,890	$—	$37,649	$—	$2,277	$—
Income Advantage	530	—	59	—	2,770	—	107	—
Personal Retirement	—	22,829	—	14,028	—	136,899	—	14,012
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$6,148	$22,829	$1,949	$14,028	$40,419	$136,899	$2,384	$14,012

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	123	—	48	—	344	—	101	—

Unit Value	$45.69	$—	$39.69	$—	$109.36	$—	$22.51	$—

Income Advantage:
Units Outstanding	12	—	2	—	26	—	5	—

Unit Value	$44.04	$—	$38.09	$—	$104.95	$—	$21.60	$—

Personal Retirement:
Units Outstanding	—	574	—	371	—	1,273	—	1,056

Highest Value	$—	$80.54	$—	$42.98	$—	$224.15	$—	$18.53

Lowest Value	$—	$38.51	$—	$34.79	$—	$97.48	$—	$12.57

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$16,591	$77,197	$1,825	$24,906	$2,099	$17,242	$3,166	$28,275
Receivable from EFILI	8	—	1	—	—	—	5	1

Total assets	16,599	77,197	1,826	24,906	2,099	17,242	3,171	28,276
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—

Total net assets	$16,599	$77,197	$1,826	$24,906	$2,099	$17,242	$3,171	$28,276

Net Assets:
Retirement Reserves	$15,442	$—	$1,597	$—	$2,043	$—	$2,917	$—
Income Advantage	1,157	—	229	—	56	—	254	—
Personal Retirement	—	77,197	—	24,906	—	17,242	—	28,276
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$16,599	$77,197	$1,826	$24,906	$2,099	$17,242	$3,171	$28,276

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	193	—	63	—	30	—	47	—

Unit Value	$79.94	$—	$25.34	$—	$67.24	$—	$61.88	$—

Income Advantage:
Units Outstanding	15	—	9	—	1	—	4	—

Unit Value	$76.72	$—	$24.32	$—	$64.53	$—	$59.38	$—

Personal Retirement:
Units Outstanding	—	1,058	—	815	—	406	—	465

Highest Value	$—	$103.56	$—	$55.83	$—	$69.11	$—	$108.85

Lowest Value	$—	$71.33	$—	$22.24	$—	$39.64	$—	$60.21

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation	VIP – International Capital Appreciation Investor Class
Assets:
Investments at market value	$3,556	$24,214	$5,263	$67,303	$2,740	$40,668
Receivable from EFILI	1	—	3	—	2	—

Total assets	3,557	24,214	5,266	67,303	2,742	40,668
Liabilities:
Payable to EFILI	—	—	—	—	—	—

Total net assets	$3,557	$24,214	$5,266	$67,303	$2,742	$40,668

Net Assets:
Retirement Reserves	$3,337	$—	$4,446	$—	$2,621	$—
Income Advantage	220	—	820	—	121	—
Personal Retirement	—	24,214	—	67,303	—	40,668
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$3,557	$24,214	$5,266	$67,303	$2,742	$40,668

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	64	—	187	—	81	—

Unit Value	$51.94	$—	$23.73	$—	$32.31	$—

Income Advantage:
Units Outstanding	4	—	36	—	4	—

Unit Value	$50.06	$—	$22.90	$—	$31.26	$—

Personal Retirement:
Units Outstanding	—	741	—	3,456	—	1,165

Highest Value	$—	$74.64	$—	$24.18	$—	$66.34

Lowest Value	$—	$30.99	$—	$16.80	$—	$32.93

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP –Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Assets:
Investments at market value	$2,428	$24,153	$1,052	$5,317
Receivable from EFILI	1	—	—	—

Total assets	2,429	24,153	1,052	5,317
Liabilities:
Payable to EFILI	—	—	—	—

Total net assets	$2,429	$24,153	$1,052	$5,317

Net Assets:
Retirement Reserves	$1,967	$—	$1,052	$—
Income Advantage	462	—	—	—
Personal Retirement	—	24,153	—	5,317
Freedom Lifetime Income	—	—	—	—
Growth and Guaranteed Income	—	—	—	—

Total net assets	$2,429	$24,153	$1,052	$5,317

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	57	—	55	—

Unit Value	$34.75	$—	$18.98	$—

Income Advantage:
Units Outstanding	14	—	—	—

Unit Value	$33.61	$—	$—	$—

Personal Retirement:
Units Outstanding	—	617	—	272

Highest Value	$—	$69.89	$—	$20.91

Lowest Value	$—	$36.11	$—	$17.15

Freedom Lifetime Income:
Units Outstanding	—	—	—	—

Unit Value	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$988	$2,779	$1,044	$6,273	$1,267	$9,637
Receivable from EFILI	—	—	—	—	—	—

Total assets	988	2,779	1,044	6,273	1,267	9,637
Liabilities:
Payable to EFILI	—	—	—	—	—	—

Total net assets	$988	$2,779	$1,044	$6,273	$1,267	$9,637

Net Assets:
Retirement Reserves	$988	$—	$1,044	$—	$1,267	$—
Income Advantage	—	—	—	—	—	—
Personal Retirement	—	2,779	—	6,273	—	9,637
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$988	$2,779	$1,044	$6,273	$1,267	$9,637

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	46	—	43	—	48	—

Unit Value	$21.40	$—	$24.24	$—	$26.30	$—

Income Advantage:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Personal Retirement:
Units Outstanding	—	125	—	237	—	358

Highest Value	$—	$26.82	$—	$30.89	$—	$33.63

Lowest Value	$—	$19.84	$—	$22.42	$—	$24.12

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$2,791	$21,149	$2,413	$27,168	$1,564	$24,250
Receivable from EFILI	—	—	—	—	—	—

Total assets	2,791	21,149	2,413	27,168	1,564	24,250
Liabilities:
Payable to EFILI	—	—	—	—	—	—

Total net assets	$2,791	$21,149	$2,413	$27,168	$1,564	$24,250

Net Assets:
Retirement Reserves	$2,791	$—	$2,413	$—	$1,564	$—
Income Advantage	—	—	—	—	—	—
Personal Retirement	—	21,149	—	27,168	—	24,250
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$2,791	$21,149	$2,413	$27,168	$1,564	$24,250

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	100	—	79	—	49	—

Unit Value	$27.81	$—	$30.41	$—	$31.85	$—

Income Advantage:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Personal Retirement:
Units Outstanding	—	730	—	865	—	728

Highest Value	$—	$38.08	$—	$42.29	$—	$46.58

Lowest Value	$—	$26.27	$—	$28.82	$—	$31.19

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$1,521	$1,084	$2,726	$1,630	$29,070	$75,819	$180,583
Receivable from EFILI	3	4	3	—	—	—	28

Total assets	1,524	1,088	2,729	1,630	29,070	75,819	180,611
Liabilities:
Payable to EFILI	—	—	—	4	—	3	—

Total net assets	$1,524	$1,088	$2,729	$1,626	$29,070	$75,816	$180,611

Net Assets:
Retirement Reserves	$—	$—	$—	$1,528	$—	$3,879	$12,169
Income Advantage	—	—	—	98	—	546	3,437
Personal Retirement	—	—	—	—	29,070	70,870	160,102
Freedom Lifetime Income	1,524	1,088	2,729	—	—	521	4,903
Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$1,524	$1,088	$2,729	$1,626	$29,070	$75,816	$180,611

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	—	—	—	51	—	228	532

Unit Value	$—	$—	$—	$30.08	$—	$17.00	$22.88

Income Advantage:
Units Outstanding	—	—	—	4	—	33	154

Unit Value	$—	$—	$—	$29.15	$—	$16.47	$22.17

Personal Retirement:
Units Outstanding	—	—	—	—	760	3,963	6,386

Highest Value	$—	$—	$—	$—	$60.08	$19.21	$31.17

Lowest Value	$—	$—	$—	$—	$32.39	$16.38	$23.90

Freedom Lifetime Income:
Units Outstanding	73	44	93	—	—	33	227

Unit Value	$20.94	$24.73	$29.30	$—	$—	$16.01	$21.56

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$214,953	$151,805	$67,734	$1,037	$18,702	$1,355	$7,352
Receivable from EFILI	12	14	5	3	—	—	—

Total assets	214,965	151,819	67,739	1,040	18,702	1,355	7,352
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—

Total net assets	$214,965	$151,819	$67,739	$1,040	$18,702	$1,355	$7,352

Net Assets:
Retirement Reserves	$3,719	$5,528	$1,832	$885	$—	$1,306	$—
Income Advantage	941	1,633	471	155	—	49	—
Personal Retirement	128,684	143,106	64,434	—	18,702	—	7,352
Freedom Lifetime Income	8,290	1,552	1,002	—	—	—	—
Growth and Guaranteed Income	73,331	—	—	—	—	—	—

Total net assets	$214,965	$151,819	$67,739	$1,040	$18,702	$1,355	$7,352

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	161	211	64	25	—	43	—

Unit Value	$23.04	$26.25	$28.63	$35.17	$—	$30.18	$—

Income Advantage:
Units Outstanding	42	64	17	4	—	2	—

Unit Value	$22.42	$25.43	$27.74	$34.15	$—	$29.3	$—

Personal Retirement:
Units Outstanding	4,936	4,842	1,930	—	508	—	221

Highest Value	$36.55	$41.05	$49.81	$—	$47.18	$—	$65.59

Lowest Value	$24.85	$28.62	$31.22	$—	$35.64	$—	$30.33

Freedom Lifetime Income:
Units Outstanding	349	63	37	—	—	—	—

Unit Value	$23.69	$24.79	$27.13	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	2,410	—	—	—	—	—	—

Highest Value	$32.08	$—	$—	$—	$—	$—	$—

Lowest Value	$21.74	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	600	—	—	—	—	—	—

Highest Value	$31.45	$—	$—	$—	$—	$—	$—

Lowest Value	$21.27	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIP – Bond Index
Assets:
Investments at market value	$2,196	$11,694	$702	$15,195	$1,151	$25,709	$26,879
Receivable from EFILI	—	—	—	—	2	—	1

Total assets	2,196	11,694	702	15,195	1,153	25,709	26,880
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—

Total net assets	$2,196	$11,694	$702	$15,195	$1,153	$25,709	$26,880

Net Assets:
Retirement Reserves	$2,155	$—	$687	$—	$998	$—	$1,089
Income Advantage	41	—	15	—	155	—	91
Personal Retirement	—	11,694	—	15,195	—	25,709	25,700
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$2,196	$11,694	$702	$15,195	$1,153	$25,709	$26,880

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	71	—	47	—	80	—	96

Unit Value	$30.29	$—	$14.68	$—	$12.45	$—	$11.33

Income Advantage:
Units Outstanding	1	—	1	—	13	—	8

Unit Value	$29.41	$—	$14.28	$—	$12.26	$—	$11.25

Personal Retirement:
Units Outstanding	—	300	—	789	—	1,971	2,218

Highest Value	$—	$78.76	$—	$41.80	$—	$13.10	$11.61

Lowest Value	$—	$32.47	$—	$15.67	$—	$12.95	$11.55

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist – Class II	Invesco – V.I. Global Core Equity
Assets:
Investments at market value	$34,041	$7,252	$15,364	$6,785	$10,422	$4,674	$6,136
Receivable from EFILI	1	—	—	1	—	—	1

Total assets	34,042	7,252	15,364	6,786	10,422	4,674	6,137
Liabilities:
Payable to EFILI	—	—	—	—	—	2	—

Total net assets	$34,042	$7,252	$15,364	$6,786	$10,422	$4,672	$6,137

Net Assets:
Retirement Reserves	$1,407	$377	$625	$2,107	$1,117	$506	$446
Income Advantage	71	45	26	146	101	147	106
Personal Retirement	32,564	6,830	14,713	4,533	9,204	4,019	5,585
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$34,042	$7,252	$15,364	$6,786	$10,422	$4,672	$6,137

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	81	26	51	57	29	21	15

Unit Value	$17.32	$14.59	$12.18	$36.85	$37.98	$23.75	$29.89

Income Advantage:
Units Outstanding	4	3	2	4	3	7	4

Unit Value	$17.19	$14.48	$12.09	$35.21	$36.29	$22.69	$28.56

Personal Retirement:
Units Outstanding	1,839	458	1,180	266	526	186	235

Highest Value	$17.76	$14.96	$12.49	$31.91	$23.99	$31.51	$31.77

Lowest Value	$17.66	$14.88	$12.42	$15.68	$15.29	$18.51	$19.81

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	Allspring – VT Discovery	Allspring – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return
Assets:
Investments at market value	$4,781	$1,582	$7,767	$4,757	$38,426	$22,642	$49,452
Receivable from EFILI	—	3	—	1	1	—	1

Total assets	4,781	1,585	7,767	4,758	38,427	22,642	49,453
Liabilities:
Payable to EFILI	4	—	—	—	—	—	1

Total net assets	$4,777	$1,585	$7,767	$4,758	$38,427	$22,642	$49,452

Net Assets:
Retirement Reserves	$4,552	$1,366	$960	$13	$2,915	$1,443	$1,729
Income Advantage	225	219	40	—	8	59	24
Personal Retirement	—	—	6,767	4,745	35,504	21,140	47,699
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$4,777	$1,585	$7,767	$4,758	$38,427	$22,642	$49,452

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	49	16	57	2	254	95	120

Unit Value	$92.24	$83.83	$16.81	$7.43	$11.48	$15.22	$14.42

Income Advantage:
Units Outstanding	3	3	2	—	1	4	2

Unit Value	$88.12	$80.09	$16.29	$7.29	$11.19	$14.85	$14.07

Personal Retirement:
Units Outstanding	—	—	443	598	2,952	1,359	3,214

Highest Value	$—	$—	$28.90	$7.96	$12.28	$16.29	$15.44

Lowest Value	$—	$—	$13.56	$7.85	$11.80	$14.93	$14.34

Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov’t Securities
Assets:
Investments at market value	$37,966	$6,101	$7,675
Receivable from EFILI	—	—	—

Total assets	37,966	6,101	7,675
Liabilities:
Payable to EFILI	—	—	—

Total net assets	$37,966	$6,101	$7,675

Net Assets:
Retirement Reserves	$707	$88	$864
Income Advantage	13	—	—
Personal Retirement	37,246	6,013	6,811
Freedom Lifetime Income	—	—	—
Growth and Guaranteed Income	—	—	—

Total net assets	$37,966	$6,101	$7,675

Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	39	9	82

Unit Value	$18.09	$9.71	$10.48

Income Advantage:
Units Outstanding	1	—	—

Unit Value	$17.74	$9.52	$10.28

Personal Retirement:
Units Outstanding	1,936	582	611

Highest Value	$19.38	$10.40	$11.22

Lowest Value	$19.10	$10.25	$11.06

Freedom Lifetime Income:
Units Outstanding	—	—	—

Unit Value	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—

Highest Value	$—	$—	$—

Lowest Value	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—

Highest Value	$—	$—	$—

Lowest Value	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –
	VIP –	Government
	Government	Money Market		VIP –		VIP –
	Money	Investor	VIP –	High Income	VIP –	Equity-Income
	Market	Class	High Income	Investor Class	Equity-Income	Investor Class
Income:
Dividends	$2	$15	$300	$1,959	$878	$1,009
Expenses:
Retirement Reserves:
Mortality and expense risk charges	158	—	37	—	320	—
Administrative and other charges	10	—	2	—	21	—

Total expenses	168	—	39	—	341	—

Income Advantage:
Mortality and expense risk charges	3	—	6	—	30	—
Administrative and other charges	1	—	3	—	10	—

Total expenses	4	—	9	—	40	—

Personal Retirement:
Mortality and expense risk charges	—	186	—	43	—	61
Administrative and other charges	—	78	—	18	—	27

Total expenses	—	264	—	61	—	88

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	5	—	—	—	—
Administrative and other charges	—	1	—	—	—	—

Total expenses	—	6	—	—	—	—

Total expenses	172	270	48	61	381	88

Net investment income (loss)	(170)	(255)	252	1,898	497	921

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(279)	(87)	331	1,408
Realized gain distributions	—	—	—	—	5,134	6,056

Net realized gain (loss) on investments	—	—	(279)	(87)	5,465	7,464
Unrealized appreciation (depreciation)	—	—	227	(206)	3,801	2,843

Net increase (decrease) in net assets from operations	$(170)	$(255)	$200	$1,605	$9,763	$11,228

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –		VIP –
		VIP –		Overseas	VIP –	Investment
	VIP –	Growth	VIP –	Investor	Investment	Grade Bond
	Growth	Investor Class	Overseas	Class	Grade Bond	Investor Class
Income:
Dividends	$—	$—	$49	$117	$334	$1,608
Expenses:
Retirement Reserves:
Mortality and expense risk charges	580	—	66	—	110	—
Administrative and other charges	39	—	4	—	7	—

Total expenses	619	—	70	—	117	—

Income Advantage:
Mortality and expense risk charges	31	—	3	—	15	—
Administrative and other charges	11	—	1	—	5	—

Total expenses	42	—	4	—	20	—

Personal Retirement:
Mortality and expense risk charges	—	82	—	28	—	102
Administrative and other charges	—	34	—	12	—	40

Total expenses	—	116	—	40	—	142

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	661	116	74	40	137	142

Net investment income (loss)	(661)	(116)	(25)	77	197	1,466

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,860	6,285	65	1,074	48	894
Realized gain distributions	16,805	14,274	688	1,791	456	2,230

Net realized gain (loss) on investments	19,665	20,559	753	2,865	504	3,124
Unrealized appreciation (depreciation)	(2,900)	(6,199)	826	1,186	(964)	(5,423)

Net increase (decrease) in net assets from operations	$16,104	$14,244	$1,554	$4,128	$(263)	$(833)

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
					VIP –
		VIP –		VIP –	Asset Manager:		VIP –
	VIP –	Asset Manager	VIP –	Asset Manager:	Growth	VIP –	Contrafund
	Asset Manager	Investor Class	Index 500	Growth	Investor Class	Contrafund	Investor Class
Income:
Dividends	$423	$443	$4,631	$121	$167	$94	$109
Expenses:
Retirement Reserves:
Mortality and expense risk charges	193	—	458	62	—	1,082	—
Administrative and other charges	13	—	31	4	—	72	—

Total expenses	206	—	489	66	—	1,154	—

Income Advantage:
Mortality and expense risk charges	10	—	35	3	—	67	—
Administrative and other charges	3	—	13	1	—	22	—

Total expenses	13	—	48	4	—	89	—

Personal Retirement:
Mortality and expense risk charges	—	35	350	—	16	—	262
Administrative and other charges	—	16	150	—	6	—	110

Total expenses	—	51	500	—	22	—	372

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	219	51	1,037	70	22	1,243	372

Net investment income (loss)	204	392	3,594	51	145	(1,149)	(263)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	231	642	29,494	146	400	4,545	10,350
Realized gain distributions	145	159	2,619	121	172	19,170	27,486

Net realized gain (loss) on investments	376	801	32,113	267	572	23,715	37,836
Unrealized appreciation (depreciation)	1,744	1,497	54,524	727	768	13,601	14,981

Net increase (decrease) in net assets from operations	$2,324	$2,690	$90,231	$1,045	$1,485	$36,167	$52,554

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –
			VIP –	Dynamic		VIP –
		VIP –	Dynamic	Capital	VIP –	Growth &
	VIP –	Balanced	Capital	Appreciation	Growth &	Income
	Balanced	Investor Class	Appreciation	Investor Class	Income	Investor Class
Income:
Dividends	$163	$2,754	$9	$51	$427	$712
Expenses:
Retirement Reserves:
Mortality and expense risk charges	121	—	15	—	122	—
Administrative and other charges	8	—	1	—	8	—

Total expenses	129	—	16	—	130	—

Income Advantage:
Mortality and expense risk charges	13	—	1	—	13	—
Administrative and other charges	4	—	—	—	4	—

Total expenses	17	—	1	—	17	—

Personal Retirement:
Mortality and expense risk charges	—	344	—	18	—	34
Administrative and other charges	—	120	—	7	—	15

Total expenses	—	464	—	25	—	49

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	663	—	—	—	—
Administrative and other charges	—	180	—	—	—	—

Total expenses	—	843	—	—	—	—

Total expenses	146	1,307	17	25	147	49

Net investment income (loss)	17	1,447	(8)	26	280	663

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	652	10,417	118	677	618	848
Realized gain distributions	1,272	22,343	191	1,341	797	1,323

Net realized gain (loss) on investments	1,924	32,760	309	2,018	1,415	2,171
Unrealized appreciation (depreciation)	857	15,565	148	1,185	2,179	3,576

Net increase (decrease) in net assets from operations	$2,798	$49,772	$449	$3,229	$3,874	$6,410

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –				VIP –
	VIP –	Growth		VIP –	VIP –	Value
	Growth	Opportunities	VIP –	Mid Cap	Value	Strategies
	Opportunities	Investor Class	Mid Cap	Investor Class	Strategies	Investor Class
Income:
Dividends	$—	$—	$176	$322	$90	$311
Expenses:
Retirement Reserves:
Mortality and expense risk charges	208	—	191	—	39	—
Administrative and other charges	14	—	13	—	3	—

Total expenses	222	—	204	—	42	—

Income Advantage:
Mortality and expense risk charges	17	—	24	—	5	—
Administrative and other charges	7	—	8	—	1	—

Total expenses	24	—	32	—	6	—

Personal Retirement:
Mortality and expense risk charges	—	124	—	69	—	25
Administrative and other charges	—	53	—	29	—	11

Total expenses	—	177	—	98	—	36

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	246	177	236	98	48	36

Net investment income (loss)	(246)	(177)	(60)	224	42	275

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,065	15,452	478	1,715	516	2,233
Realized gain distributions	2,695	9,563	4,568	9,566	497	1,825

Net realized gain (loss) on investments	5,760	25,015	5,046	11,281	1,013	4,058
Unrealized appreciation (depreciation)	(2,521)	(14,354)	1,155	1,324	198	696

Net increase (decrease) in net assets from operations	$2,993	$10,484	$6,141	$12,829	$1,253	$5,029

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$34	$233	$—	$—	$55	$264
Expenses:
Retirement Reserves:
Mortality and expense risk charges	13	—	246	—	14	—
Administrative and other charges	1	—	16	—	1	—

Total expenses	14	—	262	—	15	—

Income Advantage:
Mortality and expense risk charges	1	—	19	—	1	—
Administrative and other charges	—	—	6	—	—	—

Total expenses	1	—	25	—	1	—

Personal Retirement:
Mortality and expense risk charges	—	15	—	125	—	10
Administrative and other charges	—	7	—	59	—	5

Total expenses	—	22	—	184	—	15

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	15	22	287	184	16	15

Net investment income (loss)	19	211	(287)	(184)	39	249

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	39	393	4,709	12,889	69	615
Realized gain distributions	—	—	3,793	12,650	—	—

Net realized gain (loss) on investments	39	393	8,502	25,539	69	615
Unrealized appreciation (depreciation)	218	1,524	55	3,106	552	1,771

Net increase (decrease) in net assets from operations	$276	$2,128	$8,270	$28,461	$660	$2,635

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –
		VIP –	VIP –	Financial		VIP –
	VIP –	Health Care	Financial	Services	VIP –	Industrials
	Health Care	Investor Class	Services	Investor Class	Industrials	Investor Class
Income:
Dividends	$15	$56	$40	$383	$—	$—
Expenses:
Retirement Reserves:
Mortality and expense risk charges	116	—	14	—	15	—
Administrative and other charges	8	—	1	—	1	—

Total expenses	124	—	15	—	16	—

Income Advantage:
Mortality and expense risk charges	8	—	1	—	1	—
Administrative and other charges	3	—	—	—	—	—

Total expenses	11	—	1	—	1	—

Personal Retirement:
Mortality and expense risk charges	—	92	—	23	—	17
Administrative and other charges	—	38	—	10	—	8

Total expenses	—	130	—	33	—	25

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	135	130	16	33	17	25

Net investment income (loss)	(120)	(74)	24	350	(17)	(25)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	704	4,260	143	1,218	26	268
Realized gain distributions	1,124	5,026	36	398	294	2,254

Net realized gain (loss) on investments	1,828	9,286	179	1,616	320	2,522
Unrealized appreciation (depreciation)	(69)	(1,160)	217	2,671	(5)	(79)

Net increase (decrease) in net assets from operations	$1,639	$8,052	$420	$4,637	$298	$2,418

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –				VIP –
	VIP –	Consumer		VIP –	VIP –	Strategic
	Consumer	Discretionary	VIP –	Real Estate	Strategic	Income
	Discretionary	Investor Class	Real Estate	Investor Class	Income	Investor Class
Income:
Dividends	$—	$—	$34	$226	$138	$1,730
Expenses:
Retirement Reserves:
Mortality and expense risk charges	22	—	21	—	34	—
Administrative and other charges	1	—	1	—	2	—

Total expenses	23	—	22	—	36	—

Income Advantage:
Mortality and expense risk charges	—	—	2	—	6	—
Administrative and other charges	2	—	—	—	2	—

Total expenses	2	—	2	—	8	—

Personal Retirement:
Mortality and expense risk charges	—	28	—	21	—	85
Administrative and other charges	—	13	—	9	—	32

Total expenses	—	41	—	30	—	117

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	25	41	24	30	44	117

Net investment income (loss)	(25)	(41)	10	196	94	1,613

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	241	1,973	8	379	14	224
Realized gain distributions	124	1,039	18	126	82	1,042

Net realized gain (loss) on investments	365	3,012	26	505	96	1,266
Unrealized appreciation (depreciation)	158	1,387	902	5,258	(39)	(581)

Net increase (decrease) in net assets from operations	$498	$4,358	$938	$5,959	$151	$2,298

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$—	$—	$38	$358	$11	$53
Expenses:
Retirement Reserves:
Mortality and expense risk charges	19	—	14	—	7	—
Administrative and other charges	1	—	1	—	1	—

Total expenses	20	—	15	—	8	—

Income Advantage:
Mortality and expense risk charges	1	—	3	—	—	—
Administrative and other charges	—	—	1	—	—	—

Total expenses	1	—	4	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	40	—	25	—	6
Administrative and other charges	—	19	—	10	—	3

Total expenses	—	59	—	35	—	9

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	21	59	19	35	8	9

Net investment income (loss)	(21)	(59)	19	323	3	44

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	144	2,490	186	1,045	4	166
Realized gain distributions	158	2,298	251	2,497	20	126

Net realized gain (loss) on investments	302	4,788	437	3,542	24	292
Unrealized appreciation (depreciation)	(3)	(444)	79	1,159	(1)	(201)

Net increase (decrease) in net assets from operations	$278	$4,285	$535	$5,024	$26	$135

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$11	$29	$11	$63	$14	$104
Expenses:
Retirement Reserves:
Mortality and expense risk charges	8	—	8	—	9	—
Administrative and other charges	—	—	1	—	1	—

Total expenses	8	—	9	—	10	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	5	—	11	—	17
Administrative and other charges	—	2	—	3	—	5

Total expenses	—	7	—	14	—	22

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	8	7	9	14	10	22

Net investment income (loss)	3	22	2	49	4	82

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4	132	26	41	15	776
Realized gain distributions	25	83	39	185	54	404

Net realized gain (loss) on investments	29	215	65	226	69	1,180
Unrealized appreciation (depreciation)	(1)	(55)	(11)	43	13	(502)

Net increase (decrease) in net assets from operations	$31	$182	$56	$318	$86	$760

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$30	$220	$26	$284	$16	$246
Expenses:
Retirement Reserves:
Mortality and expense risk charges	20	—	18	—	10	—
Administrative and other charges	1	—	1	—	1	—

Total expenses	21	—	19	—	11	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	37	—	41	—	40
Administrative and other charges	—	12	—	11	—	12

Total expenses	—	49	—	52	—	52

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	21	49	19	52	11	52

Net investment income (loss)	9	171	7	232	5	194

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	76	1,430	87	1,333	17	544
Realized gain distributions	142	1,089	83	975	58	918

Net realized gain (loss) on investments	218	2,519	170	2,308	75	1,462
Unrealized appreciation (depreciation)	(14)	(642)	50	(321)	71	853

Net increase (decrease) in net assets from operations	$213	$2,048	$227	$2,219	$151	$2,509

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP –	VIP –	VIP –		VIP –	VIP –
	Freedom	Freedom	Freedom	VIP –	Disciplined	FundsManager
	Lifetime	Lifetime	Lifetime	Disciplined	Small Cap	20%
	Income I	Income II	Income III	Small Cap	Investor Class	Investor Class
Income:
Dividends	$16	$11	$29	$7	$94	$763
Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	—	—	12	—	27
Administrative and other charges	—	—	—	1	—	2

Total expenses	—	—	—	13	—	29

Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	5
Administrative and other charges	—	—	—	—	—	1

Total expenses	—	—	—	1	—	6

Personal Retirement:
Mortality and expense risk charges	—	—	—	—	34	108
Administrative and other charges	—	—	—	—	14	34

Total expenses	—	—	—	—	48	142

Freedom Lifetime Income:
Mortality and expense risk charges	7	6	14	—	—	2
Administrative and other charges	2	1	2	—	—	1

Total expenses	9	7	16	—	—	3

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	9	7	16	14	48	180

Net investment income (loss)	7	4	13	(7)	46	583

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12	17	39	134	2,115	744
Realized gain distributions	47	44	119	29	501	160

Net realized gain (loss) on investments	59	61	158	163	2,616	904
Unrealized appreciation (depreciation)	(24)	(6)	65	114	2,195	945

Net increase (decrease) in net assets from operations	$42	$59	$236	$270	$4,857	$2,432

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP –	VIP –	VIP –	VIP –		VIP –
	FundsManager	FundsManager	FundsManager	FundsManager	VIP –	Consumer
	50%	60%	70%	85%	Consumer	Staples
	Investor Class	Investor Class	Investor Class	Investor Class	Staples	Investor Class
Income:
Dividends	$1,977	$2,293	$1,472	$631	$19	$329
Expenses:
Retirement Reserves:
Mortality and expense risk charges	92	28	40	14	7	—
Administrative and other charges	6	2	3	1	—	—

Total expenses	98	30	43	15	7	—

Income Advantage:
Mortality and expense risk charges	26	7	12	4	1	—
Administrative and other charges	9	2	4	1	—	—

Total expenses	35	9	16	5	1	—

Personal Retirement:
Mortality and expense risk charges	229	186	209	85	—	22
Administrative and other charges	75	59	66	30	—	9

Total expenses	304	245	275	115	—	31

Freedom Lifetime Income:
Mortality and expense risk charges	24	41	7	6	—	—
Administrative and other charges	5	8	2	—	—	—

Total expenses	29	49	9	6	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	682	—	—	—	—
Administrative and other charges	—	183	—	—	—	—

Total expenses	—	865	—	—	—	—

Total expenses	466	1,198	343	141	8	31

Net investment income (loss)	1,511	1,095	1,129	490	11	298

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,301	3,780	3,621	2,588	27	513
Realized gain distributions	2,790	3,241	1,797	1,594	47	838

Net realized gain (loss) on investments	6,091	7,021	5,418	4,182	74	1,351
Unrealized appreciation (depreciation)	8,153	13,964	11,551	5,725	46	684

Net increase (decrease) in net assets from operations	$15,755	$22,080	$18,098	$10,397	$131	$2,333

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –		VIP –
		VIP –	VIP –	Communication	VIP –	Emerging
	VIP –	Materials	Communication	Services	Emerging	Markets
	Materials	Investor Class	Services	Investor Class	Markets	Investor Class
Income:
Dividends	$9	$44	$—	$—	$17	$341
Expenses:
Retirement Reserves:
Mortality and expense risk charges	8	—	16	—	7	—
Administrative and other charges	1	—	1	—	—	—

Total expenses	9	—	17	—	7	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	10	—	13	—	18
Administrative and other charges	—	3	—	6	—	8

Total expenses	—	13	—	19	—	26

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	9	13	17	19	7	26

Net investment income (loss)	—	31	(17)	(19)	10	315

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	69	873	140	1,315	76	1,660
Realized gain distributions	—	—	84	459	94	2,013

Net realized gain (loss) on investments	69	873	224	1,774	170	3,673
Unrealized appreciation (depreciation)	195	771	8	(265)	(248)	(4,488)

Net increase (decrease) in net assets from operations	$264	$1,675	$215	$1,490	$(68)	$(500)

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –
		Floating Rate
	VIP –	High Income		VIP –	VIP –	VIP –
	Floating Rate	Investor	VIP –	Total Market	Extended	International
	High Income	Class	Bond Index	Index	Market Index	Index
Income:
Dividends	$29	$593	$262	$318	$86	$389
Expenses:
Retirement Reserves:
Mortality and expense risk charges	7	—	9	9	4	6
Administrative and other charges	—	—	1	1	—	—

Total expenses	7	—	10	10	4	6

Income Advantage:
Mortality and expense risk charges	2	—	1	1	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	2	—	1	1	—	—

Personal Retirement:
Mortality and expense risk charges	—	21	30	31	8	14
Administrative and other charges	—	11	13	12	3	6

Total expenses	—	32	43	43	11	20

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	9	32	54	54	15	26

Net investment income (loss)	20	561	208	264	71	363

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4	47	141	2,196	1,120	600
Realized gain distributions	—	—	—	194	373	47

Net realized gain (loss) on investments	4	47	141	2,390	1,493	647
Unrealized appreciation (depreciation)	17	294	(1,041)	2,872	(348)	(137)

Net increase (decrease) in net assets from operations	$41	$902	$(692)	$5,526	$1,216	$873

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist – Class II	Invesco – V.I. Global Core Equity	Allspring – VT Discovery	Allspring – VT Opportunity
Income:
Dividends	$67	$536	$89	$59	$—	$1
Expenses:
Retirement Reserves:
Mortality and expense risk charges	17	8	4	4	38	9
Administrative and other charges	1	1	—	—	3	1

Total expenses	18	9	4	4	41	10

Income Advantage:
Mortality and expense risk charges	2	1	2	1	2	1
Administrative and other charges	—	—	—	—	1	1

Total expenses	2	1	2	1	3	2

Personal Retirement:
Mortality and expense risk charges	7	10	3	4	—	—
Administrative and other charges	2	5	2	3	—	—

Total expenses	9	15	5	7	—	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	29	25	11	12	44	12

Net investment income (loss)	38	511	78	47	(44)	(11)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	53	(77)	(5)	186	166	18
Realized gain distributions	—	—	163	993	398	74

Net realized gain (loss) on investments	53	(77)	158	1,179	564	92
Unrealized appreciation (depreciation)	123	(676)	147	(363)	(832)	233

Net increase (decrease) in net assets from operations	$214	$(242)	$383	$863	$(312)	$314

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	Lazard –						FTVIP –	FTVIP –
	Retirement	PVIT –				Blackrock –	Templeton	Franklin
	Emerging	Commodity	PVIT –	PVIT –	PVIT –	Global	Global	U.S. Gov’t
	Markets	Real Return	Low Duration	Real Return	Total Return	Allocation V.I.	Bond	Securities
Income:
Dividends	$165	$163	$216	$1,024	$944	$287	$—	$193
Expenses:
Retirement Reserves:
Mortality and expense risk charges	8	—	22	9	13	6	1	7
Administrative and other charges	—	—	2	1	1	—	—	—

Total expenses	8	—	24	10	14	6	1	7

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	8	3	47	23	62	46	10	9
Administrative and other charges	3	1	20	10	25	18	2	4

Total expenses	11	4	67	33	87	64	12	13

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	19	4	91	43	101	70	13	20

Net investment income (loss)	146	159	125	981	843	217	(13)	173

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12	141	(59)	46	(125)	409	(325)	(7)
Realized gain distributions	—	—	—	—	2,222	5,255	—	—

Net realized gain (loss) on investments	12	141	(59)	46	2,097	5,664	(325)	(7)
Unrealized appreciation (depreciation)	255	457	(534)	59	(3,737)	(3,698)	(33)	(336)

Net increase (decrease) in net assets from operations	$413	$757	$(468)	$1,086	$(797)	$2,183	$(371)	$(170)

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(170)	$(132)	$(255)	$157	$252	$239	$1,898	$1,709
Net realized gain (loss) on investments	—	—	—	—	(279)	(872)	(87)	(201)
Unrealized appreciation (depreciation)	—	—	—	—	227	696	(206)	(625)

Net increase (decrease) in net assets from operations	(170)	(132)	(255)	157	200	63	1,605	883

Contract Transactions:
Payments received from contract owners	—	—	104,513	64,523	—	—	321	466
Transfers between sub-accounts and the fixed account, net	(652)	7,252	(98,564)	28,875	(92)	(456)	372	(4,803)
Contract benefits	(240)	(410)	(5,685)	(7,823)	(143)	(145)	(4)	—
Contract terminations	(1,598)	(4,533)	(23,531)	(56,569)	(282)	(338)	(1,234)	(786)
Contract maintenance charges	(5)	(6)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(5)	(18)	—	1	6	(10)	(3)	—

Net increase (decrease) in net assets from contract transactions	(2,500)	2,285	(23,267)	29,007	(512)	(950)	(548)	(5,123)

Total increase (decrease) in net assets	(2,670)	2,153	(23,522)	29,164	(312)	(887)	1,057	(4,240)
Net Assets:
Beginning of period	22,707	20,554	176,561	147,397	5,892	6,779	35,614	39,854

End of period	$20,037	$22,707	$153,039	$176,561	$5,580	$5,892	$36,671	$35,614

(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$497	$380	$921	$590	$(661)	$(460)	$(116)	$(60)
Net realized gain (loss) on investments	5,465	1,208	7,464	1,479	19,665	8,642	20,559	7,703
Unrealized appreciation (depreciation)	3,801	280	2,843	288	(2,900)	14,366	(6,199)	10,146

Net increase (decrease) in net assets from operations	9,763	1,868	11,228	2,357	16,104	22,548	14,244	17,789

Contract Transactions:
Payments received from contract owners	—	—	766	288	—	—	978	491
Transfers between sub-accounts and the fixed account, net	(228)	(786)	5,153	818	(812)	(1,584)	630	4,455
Contract benefits	(1,100)	(885)	(10)	—	(1,299)	(701)	—	—
Contract terminations	(1,221)	(1,747)	(522)	(1,017)	(1,572)	(2,038)	(1,057)	(575)
Contract maintenance charges	(5)	(5)	—	—	(10)	(9)	—	—
Other transfers (to) from EFILI, net	(411)	(19)	—	1	(311)	(22)	—	(1)

Net increase (decrease) in net assets from contract transactions	(2,965)	(3,442)	5,387	90	(4,004)	(4,354)	551	4,370

Total increase (decrease) in net assets	6,798	(1,574)	16,615	2,447	12,100	18,194	14,795	22,159
Net Assets:
Beginning of period	41,997	43,571	42,707	40,260	74,751	56,557	61,214	39,055

End of period	$48,795	$41,997	$59,322	$42,707	$86,851	$74,751	$76,009	$61,214

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(25)	$(29)	$77	$32
Net realized gain (loss) on investments	753	(25)	2,865	228
Unrealized appreciation (depreciation)	826	1,115	1,186	2,115

Net increase (decrease) in net assets from operations	1,554	1,061	4,128	2,375

Contract Transactions:
Payments received from contract owners	—	—	262	255
Transfers between sub-accounts and the fixed account, net	(10)	(324)	1,761	(2,708)
Contract benefits	(85)	(93)	(19)	—
Contract terminations	(142)	(369)	(387)	(694)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(14)	(24)	1	1

Net increase (decrease) in net assets from contract transactions	(253)	(812)	1,618	(3,146)

Total increase (decrease) in net assets	1,301	249	5,746	(771)
Net Assets:
Beginning of period	8,508	8,259	20,602	21,373

End of period	$9,809	$8,508	$26,348	$20,602

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$197	$241	$1,466	$1,786	$204	$171	$392	$331
Net realized gain (loss) on investments	504	166	3,124	1,051	376	147	801	203
Unrealized appreciation (depreciation)	(964)	1,078	(5,423)	4,093	1,744	2,907	1,497	2,757

Net increase (decrease) in net assets from operations	(263)	1,485	(833)	6,930	2,324	3,225	2,690	3,291

Contract Transactions:
Payments received from contract owners	—	—	1,001	2,693	—	—	175	491
Transfers between sub-accounts and the fixed account, net	(342)	2,322	(11,100)	14,253	(1,091)	(95)	(853)	(1,516)
Contract benefits	(663)	(511)	—	—	(415)	(345)	—	—
Contract terminations	(1,119)	(1,368)	(3,863)	(3,517)	(1,049)	(1,102)	(1,418)	(869)
Contract maintenance charges	(2)	(2)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(59)	2	(1)	1	(94)	(131)	1	1

Net increase (decrease) in net assets from contract transactions	(2,185)	443	(13,963)	13,430	(2,651)	(1,675)	(2,095)	(1,893)

Total increase (decrease) in net assets	(2,448)	1,928	(14,796)	20,360	(327)	1,550	595	1,398
Net Assets:
Beginning of period	18,270	16,342	92,809	72,449	26,872	25,322	28,373	26,975

End of period	$15,822	$18,270	$78,013	$92,809	$26,545	$26,872	$28,968	$28,373

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$3,594	$4,169	$51	$22	$145	$83
Net realized gain (loss) on investments	32,113	29,799	267	166	572	317
Unrealized appreciation (depreciation)	54,524	10,751	727	940	768	1,349

Net increase (decrease) in net assets from operations	90,231	44,719	1,045	1,128	1,485	1,749

Contract Transactions:
Payments received from contract owners	4,497	3,612	—	—	66	27
Transfers between sub-accounts and the fixed account, net	13,166	(34,366)	(26)	(12)	382	(72)
Contract benefits	(1,210)	(806)	(82)	(79)	—	—
Contract terminations	(16,989)	(5,446)	(237)	(295)	(247)	(423)
Contract maintenance charges	(10)	(9)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(730)	(21)	(60)	(53)	(2)	(1)

Net increase (decrease) in net assets from contract transactions	(1,276)	(37,036)	(406)	(440)	199	(469)

Total increase (decrease) in net assets	88,955	7,683	639	688	1,684	1,280
Net Assets:
Beginning of period	321,729	314,046	8,144	7,456	10,957	9,677

End of period	$410,684	$321,729	$8,783	$8,144	$12,641	$10,957

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(1,149)	$(693)	$(263)	$(12)	$17	$89	$1,447	$2,242
Net realized gain (loss) on investments	23,715	3,533	37,836	8,819	1,924	455	32,760	8,327
Unrealized appreciation (depreciation)	13,601	29,072	14,981	36,997	857	2,321	15,565	37,706

Net increase (decrease) in net assets from operations	36,167	31,912	52,554	45,804	2,798	2,865	49,772	48,275

Contract Transactions:
Payments received from contract owners	—	—	3,063	2,581	—	—	6,920	5,436
Transfers between sub-accounts and the fixed account, net	(1,840)	(3,274)	55	(7,682)	(50)	(445)	12,753	2,470
Contract benefits	(2,400)	(1,601)	(42)	—	(638)	(236)	—	—
Contract terminations	(3,609)	(3,053)	(6,524)	(8,391)	(182)	(313)	(9,910)	(10,780)
Contract maintenance charges	(22)	(20)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	10	(83)	1	1	(119)	(35)	(1)	(1)

Net increase (decrease) in net assets from contract transactions	(7,861)	(8,031)	(3,447)	(13,491)	(991)	(1,031)	9,762	(2,875)

Total increase (decrease) in net assets	28,306	23,881	49,107	32,313	1,807	1,834	59,534	45,400
Net Assets:
Beginning of period	139,235	115,354	193,861	161,548	16,423	14,589	277,385	231,985

End of period	$167,541	$139,235	$242,968	$193,861	$18,230	$16,423	$336,919	$277,385

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(8)	$(9)	$26	$(2)	$280	$185	$663	$422
Net realized gain (loss) on investments	309	9	2,018	435	1,415	903	2,171	1,013
Unrealized appreciation (depreciation)	148	442	1,185	2,832	2,179	(300)	3,576	(186)

Net increase (decrease) in net assets from operations	449	442	3,229	3,265	3,874	788	6,410	1,249

Contract Transactions:
Payments received from contract owners	—	—	72	180	—	—	306	214
Transfers between sub-accounts and the fixed account, net	(118)	(186)	(148)	719	(89)	(562)	1,403	(2,274)
Contract benefits	(12)	(9)	—	—	(392)	(371)	—	—
Contract terminations	(64)	(10)	(79)	(75)	(480)	(489)	(512)	(545)
Contract maintenance charges	(1)	—	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	2	(1)	(1)	(1)	32	(6)	(1)	2

Net increase (decrease) in net assets from contract transactions	(193)	(206)	(156)	823	(931)	(1,430)	1,196	(2,603)

Total increase (decrease) in net assets	256	236	3,073	4,088	2,943	(642)	7,606	(1,354)
Net Assets:
Beginning of period	1,902	1,666	13,703	9,615	15,803	16,445	25,277	26,631

End of period	$2,158	$1,902	$16,776	$13,703	$18,746	$15,803	$32,883	$25,277

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(246)	$(160)	$(177)	$(107)	$(60)	$(38)	$224	$173
Net realized gain (loss) on investments	5,760	2,310	25,015	11,479	5,046	(535)	11,281	(2,260)
Unrealized appreciation (depreciation)	(2,521)	8,496	(14,354)	22,806	1,155	3,839	1,324	7,610

Net increase (decrease) in net assets from operations	2,993	10,646	10,484	34,178	6,141	3,266	12,829	5,523

Contract Transactions:
Payments received from contract owners	—	—	3,718	2,689	—	—	722	647
Transfers between sub-accounts and the fixed account, net	69	2,059	(4,268)	13,449	64	(2,057)	306	(8,204)
Contract benefits	(981)	(470)	(79)	—	(419)	(326)	(18)	—
Contract terminations	(770)	(445)	(2,536)	(1,422)	(527)	(739)	(960)	(1,007)
Contract maintenance charges	(2)	(2)	—	—	(5)	(4)	—	—
Other transfers (to) from EFILI, net	173	87	1	—	(223)	(6)	1	—

Net increase (decrease) in net assets from contract transactions	(1,511)	1,229	(3,164)	14,716	(1,110)	(3,132)	51	(8,564)

Total increase (decrease) in net assets	1,482	11,875	7,320	48,894	5,031	134	12,880	(3,041)
Net Assets:
Beginning of period	27,853	15,978	96,747	47,853	25,462	25,328	50,660	53,701

End of period	$29,335	$27,853	$104,067	$96,747	$30,493	$25,462	$63,540	$50,660

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$42	$16	$275	$84	$19	$35	$211	$313
Net realized gain (loss) on investments	1,013	68	4,058	(52)	39	97	393	297
Unrealized appreciation (depreciation)	198	104	696	379	218	(327)	1,524	(1,378)

Net increase (decrease) in net assets from operations	1,253	188	5,029	411	276	(195)	2,128	(768)

Contract Transactions:
Payments received from contract owners	—	—	406	35	—	—	35	140
Transfers between sub-accounts and the fixed account, net	1,335	456	5,572	3,598	(197)	(1,273)	(844)	(3,600)
Contract benefits	(64)	(42)	—	—	(15)	(28)	(2)	—
Contract terminations	(85)	(57)	(369)	(29)	(42)	(86)	(169)	(188)
Contract maintenance charges	(1)	—	—	—	—	(1)	—	—
Other transfers (to) from EFILI, net	13	(24)	(1)	—	(2)	4	(1)	—

Net increase (decrease) in net assets from contract transactions	1,198	333	5,608	3,604	(256)	(1,384)	(981)	(3,648)

Total increase (decrease) in net assets	2,451	521	10,637	4,015	20	(1,579)	1,147	(4,416)
Net Assets:
Beginning of period	3,697	3,176	12,192	8,177	1,929	3,508	12,881	17,297

End of period	$6,148	$3,697	$22,829	$12,192	$1,949	$1,929	$14,028	$12,881

(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(287)	$(191)	$(184)	$(84)	$39	$23	$249	$97
Net realized gain (loss) on investments	8,502	3,543	25,539	11,690	69	(97)	615	(293)
Unrealized appreciation (depreciation)	55	9,258	3,106	31,211	552	(458)	1,771	(1,568)

Net increase (decrease) in net assets from operations	8,270	12,610	28,461	42,817	660	(532)	2,635	(1,764)

Contract Transactions:
Payments received from contract owners	—	—	1,505	1,848	—	—	147	39
Transfers between sub-accounts and the fixed account, net	(2,226)	747	(2,854)	6,825	630	(35)	7,360	109
Contract benefits	(1,024)	(528)	(13)	—	(20)	(12)	(2)	—
Contract terminations	(512)	(247)	(1,091)	(1,349)	(79)	(34)	(109)	(11)
Contract maintenance charges	(5)	(3)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	260	78	(1)	1	1	(1)	(1)	(1)

Net increase (decrease) in net assets from contract transactions	(3,507)	47	(2,454)	7,325	532	(82)	7,395	136

Total increase (decrease) in net assets	4,763	12,657	26,007	50,142	1,192	(614)	10,030	(1,628)
Net Assets:
Beginning of period	35,656	22,999	110,892	60,750	1,192	1,806	3,982	5,610

End of period	$40,419	$35,656	$136,899	$110,892	$2,384	$1,192	$14,012	$3,982

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(120)	$(40)	$(74)	$194	$24	$17	$350	$235
Net realized gain (loss) on investments	1,828	1,739	9,286	5,735	179	20	1,616	32
Unrealized appreciation (depreciation)	(69)	1,167	(1,160)	5,721	217	(72)	2,671	(1,433)

Net increase (decrease) in net assets from operations	1,639	2,866	8,052	11,650	420	(35)	4,637	(1,166)

Contract Transactions:
Payments received from contract owners	—	—	1,383	465	—	—	149	78
Transfers between sub-accounts and the fixed account, net	(258)	5	(1,540)	2,215	149	(151)	7,403	(1,407)
Contract benefits	(242)	(217)	(10)	—	(22)	(16)	—	—
Contract terminations	(558)	(566)	(1,104)	(1,245)	(29)	(16)	(184)	(273)
Contract maintenance charges	(2)	(2)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	47	20	2	—	4	(4)	(1)	(1)

Net increase (decrease) in net assets from contract transactions	(1,013)	(760)	(1,269)	1,435	102	(187)	7,367	(1,603)

Total increase (decrease) in net assets	626	2,106	6,783	13,085	522	(222)	12,004	(2,769)
Net Assets:
Beginning of period	15,973	13,867	70,414	57,329	1,304	1,526	12,902	15,671

End of period	$16,599	$15,973	$77,197	$70,414	$1,826	$1,304	$24,906	$12,902

(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(17)	$(5)	$(25)	$42	$(25)	$(16)	$(41)	$(15)
Net realized gain (loss) on investments	320	53	2,522	402	365	216	3,012	879
Unrealized appreciation (depreciation)	(5)	100	(79)	647	158	439	1,387	4,109

Net increase (decrease) in net assets from operations	298	148	2,418	1,091	498	639	4,358	4,973

Contract Transactions:
Payments received from contract owners	—	—	552	241	—	—	1,148	309
Transfers between sub-accounts and the fixed account, net	(206)	(232)	145	(1,472)	132	(447)	661	906
Contract benefits	(6)	(9)	—	—	(50)	(37)	(16)	—
Contract terminations	(53)	(84)	(155)	(169)	(18)	(125)	(152)	(94)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	4	—	—	26	19	2	—

Net increase (decrease) in net assets from contract transactions	(265)	(321)	542	(1,400)	90	(590)	1,643	1,121

Total increase (decrease) in net assets	33	(173)	2,960	(309)	588	49	6,001	6,094
Net Assets:
Beginning of period	2,066	2,239	14,282	14,591	2,583	2,534	22,275	16,181

End of period	$2,099	$2,066	$17,242	$14,282	$3,171	$2,583	$28,276	$22,275

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$10	$32	$196	$265	$94	$123	$1,613	$1,909
Net realized gain (loss) on investments	26	26	505	56	96	42	1,266	(110)
Unrealized appreciation (depreciation)	902	(291)	5,258	(1,822)	(39)	159	(581)	2,054

Net increase (decrease) in net assets from operations	938	(233)	5,959	(1,501)	151	324	2,298	3,853

Contract Transactions:
Payments received from contract owners	—	—	138	340	—	—	1,126	963
Transfers between sub-accounts and the fixed account, net	329	(113)	4,283	(2,034)	(85)	(187)	899	(10,195)
Contract benefits	(25)	(24)	(2)	—	(93)	(99)	(38)	—
Contract terminations	(158)	(81)	(138)	(287)	(53)	(202)	(2,241)	(2,903)
Contract maintenance charges	(1)	(1)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	4	3	—	—	4	15	—	1

Net increase (decrease) in net assets from contract transactions	149	(216)	4,281	(1,981)	(228)	(474)	(254)	(12,134)

Total increase (decrease) in net assets	1,087	(449)	10,240	(3,482)	(77)	(150)	2,044	(8,281)
Net Assets:
Beginning of period	2,470	2,919	13,974	17,456	5,343	5,493	65,259	73,540

End of period	$3,557	$2,470	$24,214	$13,974	$5,266	$5,343	$67,303	$65,259

(In thousands)					Subaccounts Investing In:
					VIP – International Capital Appreciation		VIP – International Capital Appreciation Investor Class
					12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)					$(21)	$(11)	$(59)	$31
Net realized gain (loss) on investments					302	183	4,788	2,600
Unrealized appreciation (depreciation)					(3)	280	(444)	3,405

Net increase (decrease) in net assets from operations					278	452	4,285	6,036

Contract Transactions:
Payments received from contract owners					—	—	376	606
Transfers between sub-accounts and the fixed account, net					(91)	106	868	973
Contract benefits					(63)	(56)	(33)	—
Contract terminations					(71)	(76)	(1,134)	(905)
Contract maintenance charges					—	—	—	—
Other transfers (to) from EFILI, net					6	3	1	2

Net increase (decrease) in net assets from contract transactions					(219)	(23)	78	676

Total increase (decrease) in net assets					59	429	4,363	6,712
Net Assets:
Beginning of period					2,683	2,254	36,305	29,593

End of period					$2,742	$2,683	$40,668	$36,305

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
			VIP – Value
	VIP – Value		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$19	$11	$323	$153
Net realized gain (loss) on investments	437	(4)	3,542	(193)
Unrealized appreciation (depreciation)	79	8	1,159	53

Net increase (decrease) in net assets from operations	535	15	5,024	13

Contract Transactions:
Payments received from contract owners	—	—	1,097	113
Transfers between sub-accounts and the fixed account, net	171	(208)	2,741	(1,317)
Contract benefits	(47)	(46)	(30)	—
Contract terminations	(165)	(86)	(368)	(158)
Contract maintenance charges	(1)	(1)	—	0
Other transfers (to) from EFILI, net	7	(4)	—	(1)

Net increase (decrease) in net assets from contract transactions	(35)	(345)	3,440	(1,363)

Total increase (decrease) in net assets	500	(330)	8,464	(1,350)
Net Assets
Beginning of period	1,929	2,259	15,689	17,039

End of period	$2,429	$1,929	$24,153	$15,689

(In thousands)	Subaccounts Investing In:
	VIP –		VIP – Investor Freedom Income
	Freedom Income		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$3	$3	$44	$54
Net realized gain (loss) on investments	24	66	292	246
Unrealized appreciation (depreciation)	(1)	27	(201)	125

Net increase (decrease) in net assets from operations	26	96	135	425

Contract Transactions:
Payments received from contract owners	—	—	81	618
Transfers between sub-accounts and the fixed account, net	123	5	199	(556)
Contract benefits	—	(100)	—	—
Contract terminations	(20)	(127)	(109)	(230)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	—	—	(2)	(1)

Net increase (decrease) in net assets from contract transactions	103	(222)	169	(169)

Total increase (decrease) in net assets	129	(126)	304	256
Net Assets:
Beginning of period	923	1,049	5,013	4,757

End of period	$1,052	$923	$5,317	$5,013

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$3	$5	$22	$26	$2	$6	$49	$57
Net realized gain (loss) on investments	29	27	215	114	65	67	226	226
Unrealized appreciation (depreciation)	(1)	58	(55)	52	(11)	54	43	302

Net increase (decrease) in net assets from operations	31	90	182	192	56	127	318	585

Contract Transactions:
Payments received from contract owners	—	—	4	—	—	—	10	212
Transfers between sub-accounts and the fixed account, net	(3)	25	166	(1,028)	3	(44)	433	(281)
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(17)	(50)	(106)	(344)	(168)	(7)	(38)	(176)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	(1)	1	—	(1)	(1)	—	(1)

Net increase (decrease) in net assets from contract transactions	(20)	(26)	65	(1,372)	(166)	(52)	405	(246)

Total increase (decrease) in net assets	11	64	247	(1,180)	(110)	75	723	339
Net Assets:
Beginning of period	977	913	2,532	3,712	1,154	1,079	5,550	5,211

End of period	$988	$977	$2,779	$2,532	$1,044	$1,154	$6,273	$5,550

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$4	$6	$82	$91	$9	$11	$171	$219
Net realized gain (loss) on investments	69	58	1,180	450	218	189	2,519	2,147
Unrealized appreciation (depreciation)	13	77	(502)	563	(14)	126	(642)	880

Net increase (decrease) in net assets from operations	86	141	760	1,104	213	326	2,048	3,246

Contract Transactions:
Payments received from contract owners	—	—	201	544	—	—	325	547
Transfers between sub-accounts and the fixed account, net	10	(28)	(316)	(308)	236	5	(3,409)	(4,162)
Contract benefits	—	—	(160)	—	—	—	—	—
Contract terminations	(108)	(16)	(177)	(188)	(263)	(354)	(1,042)	(2,018)
Contract maintenance charges	(1)	—	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(1)	—	—	1	—	—	—	1

Net increase (decrease) in net assets from contract transactions	(100)	(44)	(452)	49	(28)	(350)	(4,126)	(5,632)

Total increase (decrease) in net assets	(14)	97	308	1,153	185	(24)	(2,078)	(2,386)
Net Assets:
Beginning of period	1,281	1,184	9,329	8,176	2,606	2,630	23,227	25,613

End of period	$1,267	$1,281	$9,637	$9,329	$2,791	$2,606	$21,149	$23,227

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$7	$8	$232	$197	$5	$4	$194	$166
Net realized gain (loss) on investments	170	106	2,308	1,132	75	104	1,462	1,247
Unrealized appreciation (depreciation)	50	155	(321)	1,579	71	—	853	1,220

Net increase (decrease) in net assets from operations	227	269	2,219	2,908	151	108	2,509	2,633

Contract Transactions:
Payments received from contract owners	—	—	1,086	266	—	—	800	308
Transfers between sub-accounts and the fixed account, net	8	(186)	4,414	135	122	(254)	858	1,333
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(6)	(4)	(2,166)	(209)	(11)	(299)	(97)	(1,080)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	—	3	(1)	(2)	(1)	—	(1)

Net increase (decrease) in net assets from contract transactions	1	(190)	3,337	191	109	(554)	1,561	560

Total increase (decrease) in net assets	228	79	5,556	3,099	260	(446)	4,070	3,193
Net Assets:
Beginning of period	2,185	2,106	21,612	18,513	1,304	1,750	20,180	16,987

End of period	$2,413	$2,185	$27,168	$21,612	$1,564	$1,304	$24,250	$20,180

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$7	$12	$4	$8	$13	$15	$(7)	$(1)	$46	$106
Net realized gain (loss) on investments	59	60	61	54	158	130	163	(119)	2,616	(690)
Unrealized appreciation
(depreciation)	(24)	75	(6)	58	65	191	114	214	2,195	3,310

Net increase (decrease) in net assets from operations	42	147	59	120	236	336	270	94	4,857	2,726

Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	—	—	806	221
Transfers between sub-accounts and the fixed account, net	—	—	—	—	—	—	154	(257)	1,030	(2,337)
Contract benefits	(142)	(141)	(97)	(88)	(171)	(148)	(26)	(6)	(11)	—
Contract terminations	—	—	—	—	—	—	(121)	(26)	(392)	(267)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	17	8	22	18	17	14	(5)	3	(4)	—

Net increase (decrease) in net assets from contract transactions	(125)	(133)	(75)	(70)	(154)	(134)	2	(286)	1,429	(2,383)

Total increase (decrease) in net assets	(83)	14	(16)	50	82	202	272	(192)	6,286	343
Net Assets:
Beginning of period	1,607	1,593	1,104	1,054	2,647	2,445	1,354	1,546	22,784	22,441

End of period	$1,524	$1,607	$1,088	$1,104	$2,729	$2,647	$1,626	$1,354	$29,070	$22,784

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class		VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$583	$570	$1,511	$1,248	$1,095	$738	$1,129	$741
Net realized gain (loss) on investments	904	459	6,091	4,087	7,021	5,324	5,418	4,238
Unrealized appreciation (depreciation)	945	3,500	8,153	13,120	13,964	17,068	11,551	11,009

Net increase (decrease) in net assets from operations	2,432	4,529	15,755	18,455	22,080	23,130	18,098	15,988

Contract Transactions:
Payments received from contract owners	1,757	2,574	3,477	1,186	2,630	2,943	3,663	4,722
Transfers between sub-accounts and the fixed account, net	8,803	(2,205)	8,972	3,326	11,832	3,035	9,398	(4,695)
Contract benefits	(234)	(194)	(785)	(741)	(767)	(624)	(349)	(372)
Contract terminations	(3,822)	(5,548)	(5,204)	(4,604)	(8,442)	(7,703)	(2,046)	(2,924)
Contract maintenance charges	(1)	(1)	(3)	(3)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(33)	23	(2)	(172)	22	66	85	(90)

Net increase (decrease) in net assets from contract transactions	6,470	(5,351)	6,455	(1,008)	5,274	(2,284)	10,751	(3,359)

Total increase (decrease) in net assets	8,902	(822)	22,210	17,447	27,354	20,846	28,849	12,629
Net Assets:
Beginning of period	66,914	67,736	158,401	140,954	187,611	166,765	122,970	110,341

End of period	$75,816	$66,914	$180,611	$158,401	$214,965	$187,611	$151,819	$122,970

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85% Investor Class		VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$490	$304	$11	$11	$298	$278	$—	$—
Net realized gain (loss) on investments	4,182	2,110	74	36	1,351	736	69	(31)
Unrealized appreciation (depreciation)	5,725	6,360	46	57	684	805	195	121

Net increase (decrease) in net assets from operations	10,397	8,774	131	104	2,333	1,819	264	90

Contract Transactions:
Payments received from contract owners	1,847	949	—	—	53	132	—	—
Transfers between sub-accounts and the fixed account, net	(2,207)	2,904	(208)	(95)	(1,706)	(2,547)	546	(38)
Contract benefits	(154)	(125)	(27)	(29)	—	—	(32)	(4)
Contract terminations	(2,226)	(160)	(6)	(3)	(195)	(236)	(30)	(11)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	17	17	8	12	—	1	4	—

Net increase (decrease) in net assets from contract transactions	(2,723)	3,585	(233)	(115)	(1,848)	(2,650)	488	(53)

Total increase (decrease) in net assets	7,674	12,359	(102)	(11)	485	(831)	752	37
Net Assets:
Beginning of period	60,065	47,706	1,142	1,153	18,217	19,048	603	566

End of period	$67,739	$60,065	$1,040	$1,142	$18,702	$18,217	$1,355	$603

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$31	$15	$(17)	$(9)	$(19)	$(12)	$10	$1
Net realized gain (loss) on investments	873	(430)	224	25	1,774	622	170	(414)
Unrealized appreciation (depreciation)	771	813	8	335	(265)	1,631	(248)	(6)

Net increase (decrease) in net assets from operations	1,675	398	215	351	1,490	2,241	(68)	(419)

Contract Transactions:
Payments received from contract owners	231	1	—	—	145	861	—	—
Transfers between sub-accounts and the fixed account, net	1,801	323	574	47	686	975	126	(2,045)
Contract benefits	—	—	(5)	(3)	—	—	(3)	(55)
Contract terminations	(141)	(23)	(36)	(1)	(48)	(55)	(123)	(7)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	(1)	(7)	(1)	(1)	1	(1)	(4)

Net increase (decrease) in net assets from contract transactions	1,891	300	526	42	782	1,782	(1)	(2,111)

Total increase (decrease) in net assets	3,566	698	741	393	2,272	4,023	(69)	(2,530)
Net Assets:
Beginning of period	3,786	3,088	1,455	1,062	9,422	5,399	771	3,301

End of period	$7,352	$3,786	$2,196	$1,455	$11,694	$9,422	$702	$771

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$315	$90	$20	$33	$561	$888	$208	$211	$264	$159
Net realized gain (loss) on investments	3,673	1,233	4	(6)	47	(2,192)	141	1,465	2,390	458
Unrealized appreciation (depreciation)	(4,488)	1,690	17	(4)	294	(77)	(1,041)	(35)	2,872	1,702

Net increase (decrease) in net assets from operations	(500)	3,013	41	23	902	(1,381)	692	1,641	5,526	2,319

Contract Transactions:
Payments received from contract owners	1,222	45	—	—	939	337	1,394	1,720	600	597
Transfers between sub-accounts and the fixed account, net	(4,705)	3,866	260	193	7,952	(13,595)	(3,401)	12,024	15,111	956
Contract benefits	—	—	(27)	(23)	(26)	—	(36)	(34)	(37)	(9)
Contract terminations	(199)	(102)	—	(2)	(572)	(804)	(228)	(1,278)	(2,867)	(74)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	4	9	6	(1)	2	(8)	5	6	6

Net increase (decrease) in net assets from contract transactions	(3,681)	3,813	242	174	8,292	(14,060)	(2,263)	12,437	12,813	1,476

Total increase (decrease) in net assets	(4,181)	6,826	283	197	9,194	(15,441)	(2,955)	14,078	18,339	3,795
Net Assets:
Beginning of period	19,376	12,550	870	673	16,515	31,956	26,880	15,757	15,703	11,908

End of period	$15,195	$19,376	$1,153	$870	$25,709	$16,515	$26,880	$29,835	$34,042	$15,703

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$71	$44	$363	$143	$38	$53	$511	$432
Net realized gain (loss) on investments	1,493	48	647	140	53	(230)	(77)	(470)
Unrealized appreciation (depreciation)	(348)	410	(137)	816	123	941	(676)	347

Net increase (decrease) in net assets from operations	1,216	502	873	1,099	214	764	(242)	309

Contract Transactions:
Payments received from contract owners	117	28	716	765	190	227	224	184
Transfers between sub-accounts and the fixed account, net	1,039	(868)	2,111	1,503	(914)	70	(31)	(1,879)
Contract benefits	(5)	(3)	(23)	(4)	(73)	(24)	(27)	(13)
Contract terminations	(220)	(35)	(120)	(391)	(97)	(195)	(198)	(356)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	2	1	(8)	(9)	2	(7)

Net increase (decrease) in net assets from contract transactions	931	(878)	2,686	1,874	(902)	69	(30)	(2,071)

Total increase (decrease) in net assets	2,147	(376)	3,559	2,973	(688)	833	(272)	(1,762)
Net Assets:
Beginning of period	5,105	5,481	11,805	8,832	7,474	6,641	10,694	12,456

End of period	$7,252	$5,105	$15,364	$11,805	$6,786	$7,474	$10,422	$10,694

(In thousands)			Subaccounts Investing In:
			VIF – Global Strategist – Class II		Invesco – V.I. Global Core Equity		Allspring – VT Discovery
			12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)			$78	$51	$47	$54	$(44)	$(34)
Net realized gain (loss) on investments			158	265	1,179	214	564	435
Unrealized appreciation (depreciation)			147	128	(363)	213	(832)	1,787

Net increase (decrease) in net assets from operations			383	444	863	481	(312)	2,188

Contract Transactions:
Payments received from contract owners			11	2	3	—	—	—
Transfers between sub-accounts and the fixed account, net			(386)	(186)	(84)	(905)	(43)	(306)
Contract benefits			(20)	(15)	(19)	(19)	(303)	(47)
Contract terminations			(58)	(69)	(70)	(357)	(24)	(105)
Contract maintenance charges			—	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net			(16)	(5)	(6)	1	(138)	(3)

Net increase (decrease) in net assets from contract transactions			(469)	(273)	(176)	(1,280)	(510)	(463)

Total increase (decrease) in net asset			(86)	171	687	(799)	(822)	1,725
Net Assets:
Beginning of period			4,758	4,587	5,450	6,249	5,599	3,874

End of period			$4,672	$4,758	$6,137	$5,450	$4,777	$5,599

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	Allspring – VT Opportunity		Lazard – Retirement Emerging Markets
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(11)	$(5)	$146	$174
Net realized gain (loss) on investments	92	106	12	(507)
Unrealized appreciation (depreciation)	233	126	255	(54)

Net increase (decrease) in net assets from operations	314	227	413	(387)

Contract Transactions:
Payments received from contract owners	—	—	13	6
Transfers between sub-accounts and the fixed account, net	—	(146)	(92)	(904)
Contract benefits	(32)	(24)	(6)	(5)
Contract terminations	(65)	(60)	(108)	(51)
Contract maintenance charges	(1)	—	—	—
Other transfers (to) from EFILI, net	14	(3)	—	(4)

Net increase (decrease) in net assets from contract transactions	(84)	(233)	(193)	(958)

Total increase (decrease) in net assets	230	(6)	220	(1,345)
Net Assets:
Beginning of period	1,355	1,361	7,547	8,892

End of period	$1,585	$1,355	$7,767	$7,547

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return		PVIT – Total Return
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$159	$102	$125	$396	$981	$222	$843	$1,017
Net realized gain (loss) on investments	141	(57)	(59)	37	46	42	2,097	763
Unrealized appreciation (depreciation)	457	(40)	(534)	685	59	1,662	(3,737)	2,405

Net increase (decrease) in net assets from operations	757	5	(468)	1,118	1,086	1,926	(797)	4,185

Contract Transactions:
Payments received from contract owners	152	115	210	844	97	513	118	1,953
Transfers between sub-accounts and the fixed account, net	2,332	(441)	(4,927)	6,690	2,381	(318)	(3,092)	2,631
Contract benefits	—	—	(73)	(8)	(17)	(3)	(17)	(6)
Contract terminations	(19)	(31)	(677)	(1,590)	(609)	(486)	(1,556)	(3,609)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	(2)	1	(5)	1	1	—	1	3

Net increase (decrease) in net assets from contract transactions	2,463	(356)	(5,473)	5,936	1,853	(294)	(4,546)	972

Total increase (decrease) in net assets	3,220	(351)	(5,941)	7,054	2,939	1,632	(5,343)	5,157
Net Assets:
Beginning of period	1,538	1,889	44,368	37,314	19,703	18,071	54,795	49,638

End of period	$4,758	$1,538	$38,427	$44,368	$22,642	$19,703	$49,452	$54,795

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov’t Securities
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$217	$293	$(13)	$673	$173	$235
Net realized gain (loss) on investments	5,664	1,589	(325)	(530)	(7)	(1)
Unrealized appreciation (depreciation)	(3,698)	3,773	(33)	(710)	(336)	(36)

Net increase (decrease) in net assets from operations	2,183	5,655	(371)	(567)	(170)	198

Contract Transactions:
Payments received from contract owners	305	162	70	1	111	167
Transfers between sub-accounts and the fixed account, net	1,520	(1,568)	(1,292)	(2,489)	(550)	3,335
Contract benefits	(1)	(1)	—	—	—	—
Contract terminations	(366)	(627)	(54)	(124)	(167)	(125)
Contract maintenance charges	(1)	—	—	—	—	—
Other transfers (to) from EFILI, net	2	(2)	1	(1)	—	(1)

Net increase (decrease) in net assets from contract transactions	1,459	(2,036)	(1,275)	(2,613)	(606)	3,376

Total increase (decrease) in net assets	3,642	3,619	(1,646)	(3,180)	(776)	3,574
Net Assets:
Beginning of period	34,324	30,705	7,747	10,927	8,451	4,877

End of period	$37,966	$34,324	$6,101	$7,747	$7,675	$8,451

See accompanying notes which are an integral part of the financial statements.

50	Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (“EFILI”) on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services (“Insurance Department”). EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”) which is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Retirement Reserves, Personal Retirement Annuity, Income Advantage, Freedom Lifetime Income and Growth and Guaranteed Income variable annuity contracts. Retirement Reserves, Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Income Advantage and Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP – Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF – Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

During 2021, the following underlying funds were renamed:

Old Name	New Name
Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund

Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

As of December 31, 2021, the net assets and units of Retirement Reserve contracts that have annuitized were $26,403,000 and 307,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the “Code”).

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

51	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2021 or 2020. The Account had no Level 3 activity during 2021 and 2020.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

52	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2021 are displayed in the table below.

	Retirement Reserves	Income Advantage	Personal Retirement	Freedom Lifetime Income	Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, LLC. (“FIIS”), all of which are subsidiaries with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, LLC. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2021 were .045% to .780% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2021:

	Purchases (000s)	Sales (000s)
VIP - Govt Money Market	$9,779	$12,447
VIP - Govt Money Market Investor Class	117,598	141,120
VIP - High Income	684	938
VIP - High Income Investor Class	10,124	8,773
VIP - Equity-Income	7,092	4,416
VIP - Equity-Income Investor Class	22,501	10,137
VIP - Growth	18,099	5,940
VIP - Growth Investor Class	34,671	19,963
VIP - Overseas	926	522
VIP - Overseas Investor Class	8,302	4,816
VIP - Investment Grade Bond	1,983	3,504
VIP - Invest Grade Bond Investor Class	12,820	23,087
VIP - Asset Manager	662	2,959
VIP - Asset Manager Investor Class	2,992	4,537
VIP - Index 500	66,559	61,621
VIP - Asset Mngr Growth	272	504
VIP - Asset Mngr Growth Investor Class	2,432	1,915
VIP - Contrafund	20,268	10,110
VIP - Contrafund Investor Class	52,716	28,939
VIP - Balanced	2,279	2,015
VIP - Balanced Investor Class	67,097	33,545
VIP - Dynamic Capital Appreciation	404	414
VIP - Dynamic Capital Appreciation Investor Class	3,553	2,342
VIP - Growth & Income	2,132	1,981
VIP - Growth & Income Investor Class	7,771	4,589

53	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Growth Opportunities	$6,505	$5,564
VIP - Growth Opportunities Investor Class	40,650	34,429
VIP - Mid Cap	5,448	2,049
VIP - Mid Cap Investor Class	18,320	8,480
VIP - Value Strategies	4,694	2,958
VIP - Value Strategies Investor Class	19,534	11,826
VIP - Utilities	199	436
VIP - Utilities Investor Class	3,552	4,322
VIP - Technology	10,125	10,133
VIP - Technology Investor Class	39,496	29,484
VIP - Energy	1,973	1,401
VIP - Energy Investor Class	14,990	7,346
VIP - Health Care	2,896	2,906
VIP - Heath Care Investor Class	20,502	16,820
VIP - Financial Services	1,853	1,692
VIP - Financial Services Investor Class	15,496	7,380
VIP - Industrials	539	527
VIP - Industrials Investor Class	8,384	5,612
VIP - Consumer Discretionary	754	567
VIP - Consumer Discretionary Investor Class	7,989	5,349
VIP - Real Estate	578	401
VIP - Real Estate Investor Class	8,078	3,475
VIP - Strategic Income	435	487
VIP - Strategic Income Investor Class	12,282	9,880
VIP - Int’l Capital Appreciation	319	403
VIP - Int’l Capital Appreciation Investor Class	9,405	7,088
VIP - Value Leaders Investor Class	—	—
VIP - Value	1,322	1,088
VIP - Value Investor Class	11,673	5,413
VIP - Freedom Income	154	28
VIP - Freedom Income Investor Class	2,286	1,946
VIP - Freedom 2005	36	28
VIP - Freedom 2005 Investor Class	3,230	3,061
VIP - Freedom 2010	52	177
VIP - Freedom 2010 Investor Class	877	238
VIP - Freedom 2015	77	119
VIP - Freedom 2015 Investor Class	4,207	4,173
VIP - Freedom 2020	597	474
VIP - Freedom 2020 Investor Class	7,794	10,660
VIP - Freedom 2025	428	337
VIP - Freedom 2025 Investor Class	10,253	5,710
VIP - Freedom 2030	248	75
VIP - Freedom 2030 Investor Class	5,308	2,635
VIP - Freedom Life Income I	81	152
VIP - Freedom Life Income II	77	103
VIP - Freedom Life Income III	165	187
VIP - Disciplined Small Cap	645	615
VIP - Disciplined Small Cap Investor Class	11,592	9,615
VIP - FundsManager 20%	17,979	10,757
VIP - FundsManager 50%	28,598	17,845
VIP - FundsManager 60%	28,766	19,157
VIP - FundsManager 70%	29,302	15,625
VIP - FundsManager 85%	9,545	10,184
VIP - Consumer Staples	185	360
VIP - Cons Staples Investor Class	4,725	5,437
VIP - Materials	1,076	588
VIP - Materials Investor Class	9,401	7,479

54	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Telecom	$1,088	$495
VIP - Telecom Investor Class	5,272	4,050
VIP - Emerging Markets	905	801
VIP - Emerging Markets Investor Class	10,844	12,197
VIP - Floating Rate High Income	322	60
VIP - Floating Rate High Income Investor Class	11,689	2,835
VIP - Bond Index	8,849	10,905
VIP - Total Market Index	19,913	6,641
VIP - Extended Market Index	5,702	4,328
VIP - International Index	6,134	3,038
VIF - Emerging Market Equity	1,362	2,227
VIF - Emerging Market Debt	2,179	1,698
VIF - Global Strategist—Class II	421	646
Invesco - V.I. Global Core Equity	1,643	779
Allspring - VT Discovery	405	553
Allspring - VT Opportunity	86	109
Lazard - Retire Emerging Markets	1,147	1,194
PVIT - Commodity Real Return	4,331	1,708
PVIT - Low Duration	5,601	10,950
PVIT - Real Return	5,461	2,627
PVIT - Total Return	7,127	8,609
BlackRock - Global Allocation V.I. Fund	9,741	2,811
FT - Templeton Global Bond	472	1,760
FT - Franklin U.S. Gov’t Securities	2,642	3,074

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2021:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	20,038	$20,038	$1.00
VIP - Government Money Market Investor Class	153,040	153,040	1.00
VIP - High Income	1,063	13,025	5.25
VIP - High Income Investor Class	7,025	41,975	5.22
VIP - Equity Income	1,865	47,784	26.15
VIP - Equity Income Investor Class	2,285	57,631	25.96
VIP - Growth	848	60,577	102.43
VIP - Growth Investor Class	748	67,120	101.66
VIP - Overseas	335	8,669	29.28
VIP - Overseas Investor Class	904	22,777	29.16
VIP - Investment Grade Bond	1,185	16,301	13.35
VIP - Investment Grade Bond Investor Class	5,870	79,727	13.29
VIP - Asset Manager	1,448	24,893	18.33
VIP - Asset Manager Investor Class	1,593	26,500	18.19
VIP - Index 500	877	266,344	468.27
VIP - Asset Manager: Growth	360	6,501	24.38
VIP - Asset Manager Growth Investor Class	522	10,511	24.21
VIP - Contrafund	3,082	109,299	54.35
VIP - Contrafund Investor Class	4,506	179,908	53.92
VIP - Balanced	720	13,364	25.29
VIP - Balanced Investor Class	13,455	257,142	25.04
VIP - Dynamic Capital Appreciation	110	1,626	19.62
VIP - Dynamic Capital Appreciation Investor Class	858	12,930	19.56
VIP - Growth & Income	715	14,424	26.22
VIP - Growth & Income Investor Class	1,261	28,347	26.07
VIP - Growth Opportunities	370	19,736	79.25

55	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Opportunities Investor Class	1,324	$87,845	$78.58
VIP - Mid Cap	740	27,004	41.17
VIP - Mid Cap Investor Class	1,556	59,002	40.83
VIP - Value Strategies	375	6,126	16.40
VIP - Value Strategies Investor Class	1,405	22,629	16.25
VIP - Utilities	94	1,687	20.80
VIP - Utilities Investor Class	680	12,431	20.64
VIP - Technology	1,133	27,482	35.65
VIP - Technology Investor Class	3,908	97,190	35.03
VIP - Energy	151	3,808	15.77
VIP - Energy Investor Class	891	17,268	15.73
VIP - Health Care	414	13,661	40.05
VIP - Heath Care Investor Class	1,947	65,398	39.64
VIP - Financial Services	115	1,746	15.82
VIP - Financial Services Investor Class	1,583	23,080	15.73
VIP - Industrials	90	2,025	23.44
VIP - Industrials Investor Class	743	17,035	23.22
VIP - Consumer Discretionary	81	2,219	39.33
VIP - Consumer Discretionary Investor Class	722	21,202	39.17
VIP - Real Estate	149	3,670	23.81
VIP - Real Estate Investor Class	1,023	21,996	23.66
VIP - Strategic Income	448	5,312	11.74
VIP - Strategic Income Investor Class	5,752	68,379	11.70
VIP - International Capital Appreciation	112	2,071	24.37
VIP - International Capital Appreciation Investor Class	1,684	32,740	24.15
VIP - Value	133	2,335	18.28
VIP - Value Investor Class	1,325	22,843	18.23
VIP - Freedom Income	82	963	12.76
VIP - Investor Freedom Income Investor Class	421	5,243	12.62
VIP - Freedom 2005	72	888	13.67
VIP - Investor Freedom 2005 Investor Class	214	2,605	12.96
VIP - Freedom 2010	72	948	14.45
VIP - Investor Freedom 2010 Investor Class	450	5,522	13.93
VIP - Freedom 2015	88	1,141	14.42
VIP - Investor Freedom 2015 Investor Class	687	8,854	14.02
VIP - Freedom 2020	181	2,483	15.42
VIP - Investor Freedom 2020 Investor Class	1,426	18,745	14.83
VIP - Freedom 2025	135	2,000	17.82
VIP - Investor Freedom 2025 Investor Class	1,642	24,121	16.55
VIP - Freedom 2030	87	1,311	17.93
VIP - Investor Freedom 2030 Investor Class	1,450	20,547	16.73
VIP - Freedom Lifetime Income I	127	1,454	12.01
VIP - Freedom Lifetime Income II	78	946	13.96
VIP - Freedom Lifetime Income III	178	2,209	15.29
VIP - Disciplined Small Cap	80	1,434	20.38
VIP - Disciplined Small Cap Investor Class	1,433	25,450	20.28
VIP - FundsManager 20% Investor Class	6,230	72,203	12.17
VIP - FundsManager 50% Investor Class	12,454	158,153	14.50
VIP - FundsManager 60% Investor Class	17,335	193,744	12.40
VIP - FundsManager 70% Investor Class	9,769	128,576	15.54
VIP - FundsManager 85% Investor Class	4,295	56,459	15.77
VIP - Consumer Staples	49	947	21.13
VIP - Consumer Staples Investor Class	890	17,172	21.02
VIP - Materials	72	1,211	18.76
VIP - Materials Investor Class	392	6,789	18.76
VIP - Communication Services	114	1,842	19.25
VIP - Communication Services Investor Class	613	10,136	19.08

56	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Emerging Markets	56	$849	$12.58
VIP - Emerging Markets Investor Class	1,214	17,500	12.52
VIP - Floating Rate High Income	116	1,155	9.90
VIP - Floating Rate High Income Investor Class	2,600	26,224	9.89
VIP - Bond Index	2,439	27,527	11.02
VIP - Total Market Index	1,956	28,275	17.40
VIP - Extended Market Index	511	6,952	14.19
VIP - International Index	1,342	14,177	11.45
VIF - Emerging Markets Equity	375	8,175	18.11
VIF - Emerging Markets Debt	1,448	13,148	7.20
VIF - Global Strategist - Class II	414	4,978	11.30
Invesco - V.I. Global Core Equity	551	5,824	11.13
Allspring - VT Discovery	112	3,748	42.74
Allspring - VT Opportunity	45	1,286	35.14
Lazard - Retirement Emerging Markets	359	9,049	21.64
PVIT - Commodity Real Return	615	5,859	7.74
PVIT - Low Duration	3,756	40,095	10.23
PVIT - Real Return Portfolio	1,618	23,396	13.99
PVIT - Total Return Portfolio	4,596	53,095	10.76
Blackrock - Global Allocation V.I.	2,144	38,721	17.71
FTVIP - Templeton Global Bond	465	9,238	13.13
FTVIP - Franklin U.S. Gov’t Securities	663	8,412	11.57

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Government Money Market
Units Issued	616	1,572	—	6
Units Redeemed	(732)	(1,462)	(2)	(10)

Net Increase (Decrease)	(116)	110	(2)	(4)

VIP - High Income
Units Issued	6	5	—	—
Units Redeemed	(13)	(19)	(2)	(3)

Net Increase (Decrease)	(7)	(14)	(2)	(3)

VIP - Equity-Income
Units Issued	9	11	—	—
Units Redeemed	(23)	(37)	(6)	(4)

Net Increase (Decrease)	(14)	(26)	(6)	(4)

VIP - Growth
Units Issued	5	15	—	1
Units Redeemed	(15)	(33)	(5)	(4)

Net Increase (Decrease)	(10)	(18)	(5)	(3)

VIP - Overseas
Units Issued	2	3	—	—
Units Redeemed	(6)	(16)	(1)	(2)

Net Increase (Decrease)	(4)	(13)	(1)	(2)

57	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Investment Grade Bond
Units Issued	26	127	—	—
Units Redeemed	(64)	(111)	(7)	(6)

Net Increase (Decrease)	(38)	16	(7)	(6)

VIP - Asset Manager
Units Issued	3	7	—	—
Units Redeemed	(34)	(30)	(2)	(3)

Net Increase (Decrease)	(31)	(23)	(2)	(3)

VIP - Index 500
Units Issued	25	102	1	—
Units Redeemed	(60)	(171)	(13)	(10)

Net Increase (Decrease)	(35)	(69)	(12)	(10)

VIP - Asset Manager: Growth
Units Issued	—	2	—	—
Units Redeemed	(5)	(9)	(1)	(3)

Net Increase (Decrease)	(5)	(7)	(1)	(3)

VIP - Contrafund
Units Issued	8	22	1	3
Units Redeemed	(47)	(80)	(8)	(12)

Net Increase (Decrease)	(39)	(58)	(7)	(9)

VIP - Balanced
Units Issued	19	23	—	—
Units Redeemed	(29)	(44)	(6)	(4)

Net Increase (Decrease)	(10)	(21)	(6)	(4)

VIP - Dynamic Capital Appreciation
Units Issued	4	4	—	—
Units Redeemed	(6)	(10)	(1)	(1)

Net Increase (Decrease)	(2)	(6)	(1)	(1)

VIP - Growth & Income
Units Issued	13	8	3	1
Units Redeemed	(25)	(39)	(8)	(6)

Net Increase (Decrease)	(12)	(31)	(5)	(5)

VIP - Growth Opportunities
Units Issued	43	77	4	3
Units Redeemed	(58)	(61)	(4)	(6)

Net Increase (Decrease)	(15)	16	—	(3)

VIP - Mid Cap
Units Issued	11	13	1	—
Units Redeemed	(19)	(76)	(10)	(9)

Net Increase (Decrease)	(8)	(63)	(9)	(9)

VIP - Value Strategies
Units Issued	100	26	1	3
Units Redeemed	(70)	(19)	(4)	(2)

Net Increase (Decrease)	30	7	(3)	1

VIP - Utilities
Units Issued	4	12	—	—
Units Redeemed	(12)	(50)	—	(7)

Net Increase (Decrease)	(8)	(38)	—	(7)

58	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Technology
Units Issued	72	174	3	15
Units Redeemed	(114)	(203)	(8)	(9)

Net Increase (Decrease)	(42)	(29)	(5)	6

VIP - Energy
Units Issued	101	24	3	—
Units Redeemed	(79)	(22)	(1)	(3)

Net Increase (Decrease)	22	2	2	(3)

VIP - Health Care
Units Issued	23	86	4	4
Units Redeemed	(38)	(98)	(2)	(3)

Net Increase (Decrease)	(15)	(12)	2	1

VIP - Financial Services
Units Issued	68	59	10	—
Units Redeemed	(73)	(69)	—	(1)

Net Increase (Decrease)	(5)	(10)	10	(1)

VIP - Industrials
Units Issued	4	4	—	3
Units Redeemed	(8)	(11)	(1)	(3)

Net Increase (Decrease)	(4)	(7)	(1)	—

VIP - Consumer Discretionary
Units Issued	11	9	—	—
Units Redeemed	(8)	(24)	—	—

Net Increase (Decrease)	3	(15)	—	—

VIP - Real Estate
Units Issued	11	6	1	—
Units Redeemed	(8)	(12)	—	(1)

Net Increase (Decrease)	3	(6)	1	(1)

VIP - Strategic Income
Units Issued	10	14	—	1
Units Redeemed	(15)	(33)	(6)	(5)

Net Increase (Decrease)	(5)	(19)	(6)	(4)

VIP - International Capital Appreciation
Units Issued	6	18	1	—
Units Redeemed	(13)	(18)	(2)	(2)

Net Increase (Decrease)	(7)	—	(1)	(2)

VIP - Value
Units Issued	30	4	3	—
Units Redeemed	(31)	(20)	(2)	(1)

Net Increase (Decrease)	(1)	(16)	1	(1)

VIP - Freedom Income
Units Issued	7	14	—	—
Units Redeemed	(1)	(26)	—	—

Net Increase (Decrease)	6	(12)	—	—

VIP - Freedom 2005
Units Issued	—	1	—	—
Units Redeemed	(1)	(3)	—	—

Net Increase (Decrease)	(1)	(2)	—	—

59	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Freedom 2010
Units Issued	—	6	—	—
Units Redeemed	(7)	(8)	—	—

Net Increase (Decrease)	(7)	(2)	—	—

VIP - Freedom 2015
Units Issued	—	4	—	—
Units Redeemed	(4)	(6)	—	—

Net Increase (Decrease)	(4)	(2)	—	—

VIP - Freedom 2020
Units Issued	16	4	—	—
Units Redeemed	(16)	(19)	—	—

Net Increase (Decrease)	—	(15)	—	—

VIP - Freedom 2025
Units Issued	11	1	—	—
Units Redeemed	(11)	(10)	—	—

Net Increase (Decrease)	—	(9)	—	—

VIP - Freedom 2030
Units Issued	6	5	—	—
Units Redeemed	(1)	(30)	—	—

Net Increase (Decrease)	5	(25)	—	—

VIP - Disciplined Small Cap
Units Issued	21	19	3	—
Units Redeemed	(21)	(37)	(2)	—

Net Increase (Decrease)	—	(18)	1	—

VIP - FundsManager 20% Investor Class
Units Issued	40	49	—	6
Units Redeemed	(33)	(11)	(6)	(5)

Net Increase (Decrease)	7	38	(6)	1

VIP - FundsManager 50% Investor Class
Units Issued	17	76	4	—
Units Redeemed	(48)	(40)	(21)	(22)

Net Increase (Decrease)	(31)	36	(17)	(22)

VIP - FundsManager 60% Investor Class
Units Issued	5	3	1	1
Units Redeemed	(23)	(16)	(6)	(6)

Net Increase (Decrease)	(18)	(13)	(5)	(5)

VIP - FundsManager 70% Investor Class
Units Issued	5	—	3	—
Units Redeemed	(15)	(76)	(9)	(22)

Net Increase (Decrease)	(10)	(76)	(6)	(22)

VIP - FundsManager 85% Investor Class
Units Issued	—	17	—	—
Units Redeemed	(9)	(42)	(3)	(2)

Net Increase (Decrease)	(9)	(25)	(3)	(2)

VIP - Consumer Staples
Units Issued	3	6	1	—
Units Redeemed	(10)	(10)	(1)	(1)

Net Increase (Decrease)	(7)	(4)	—	(1)

60	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Materials
Units Issued	37	3	4	—
Units Redeemed	(21)	(7)	(2)	—

Net Increase (Decrease)	16	(4)	2	—

VIP - Communication Services
Units Issued	28	10	5	—
Units Redeemed	(11)	(9)	(5)	—

Net Increase (Decrease)	17	1	—	—

VIP - Emerging Markets
Units Issued	38	16	10	—
Units Redeemed	(40)	(248)	(10)	—

Net Increase (Decrease)	(2)	(232)	—	—

VIP - Floating Rate High Income
Units Issued	23	44	1	1
Units Redeemed	(2)	(28)	(2)	(2)

Net Increase (Decrease)	21	16	(1)	(1)

VIP - Bond Index
Units Issued	56	523	1	6
Units Redeemed	(150)	(385)	(1)	(1)

Net Increase (Decrease)	(94)	138	—	5

VIP - Total Market Index
Units Issued	16	35	2	—
Units Redeemed	(16)	(24)	(2)	(4)

Net Increase (Decrease)	—	11	—	(4)

VIP - Extended Market Index
Units Issued	41	7	2	—
Units Redeemed	(30)	(37)	(2)	(2)

Net Increase (Decrease)	11	(30)	—	(2)

VIP - International Index
Units Issued	14	12	3	—
Units Redeemed	(11)	(1)	(3)	—

Net Increase (Decrease)	3	11	—	—

VIF - Emerging Markets Equity
Units Issued	—	—	—	—
Units Redeemed	(5)	(15)	(1)	(1)

Net Increase (Decrease)	(5)	(15)	(1)	(1)

VIF - Emerging Markets Debt
Units Issued	3	1	—	—
Units Redeemed	(3)	(6)	—	—

Net Increase (Decrease)	—	(5)	—	—

VIF - Global Strategist - Class II
Units Issued	—	—	1	—
Units Redeemed	(3)	(3)	(2)	(1)

Net Increase (Decrease)	(3)	(3)	(1)	(1)

Invesco - V.I. Global Core Equity
Units Issued	3	—	—	—
Units Redeemed	(5)	(32)	—	—

Net Increase (Decrease)	(2)	(32)	—	—

61	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
Allspring - VT Discovery
Units Issued	—	—	—	—
Units Redeemed	(3)	(6)	(1)	—

Net Increase (Decrease)	(3)	(6)	(1)	—

Allspring - VT Opportunity
Units Issued	—	—	—	—
Units Redeemed	(1)	(4)	—	(1)

Net Increase (Decrease)	(1)	(4)	—	(1)

Lazard - Retirement Emerging Markets
Units Issued	5	2	—	—
Units Redeemed	(2)	(7)	—	—

Net Increase (Decrease)	3	(5)	—	—

PVIT - Low Duration
Units Issued	60	156	—	—
Units Redeemed	(65)	(72)	—	—

Net Increase (Decrease)	(5)	84	—	—

PVIT - Real Return
Units Issued	46	10	2	—
Units Redeemed	(24)	(12)	—	—

Net Increase (Decrease)	22	(2)	2	—

PVIT - Total Return
Units Issued	2	35	—	—
Units Redeemed	(4)	(35)	—	—

Net Increase (Decrease)	(2)	—	—	—

Blackrock - Global Allocation V.I.
Units Issued	7	6	—	—
Units Redeemed	(6)	(6)	—	—

Net Increase (Decrease)	1	—	—	—

FTVIP - Templeton Global Bond
Units Issued	1	15	—	—
Units Redeemed	(17)	(13)	—	—

Net Increase (Decrease)	(16)	2	—	—

FTVIP - Franklin U.S. Gov’t Securities
Units Issued	5	70	—	—
Units Redeemed	(21)	(37)	—	—

Net Increase (Decrease)	(16)	33	—	—

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Government Money Market Investor Class
Units Issued	20,395	30,680	—	—
Units Redeemed	(22,454)	(27,994)	—	—

Net Increase (Decrease)	(2,059)	2,686	—	—

VIP - High Income Investor Class
Units Issued	432	514	—	—
Units Redeemed	(426)	(768)	—	—

Net Increase (Decrease)	6	(254)	—	—

62	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Equity-Income Investor Class
Units Issued	493	355	—	—
Units Redeemed	(336)	(364)	—	—

Net Increase (Decrease)	157	(9)	—	—

VIP - Growth Investor Class
Units Issued	316	408	—	—
Units Redeemed	(301)	(333)	—	—

Net Increase (Decrease)	15	75	—	—

VIP - Overseas Investor Class
Units Issued	261	125	—	—
Units Redeemed	(195)	(303)	—	—

Net Increase (Decrease)	66	(178)	—	—

VIP - Investment Grade Bond Investor Class
Units Issued	648	2,376	—	—
Units Redeemed	(1,478)	(1,488)	—	—

Net Increase (Decrease)	(830)	888	—	—

VIP - Asset Manager Investor Class
Units Issued	93	128	—	—
Units Redeemed	(180)	(220)	—	—

Net Increase (Decrease)	(87)	(92)	—	—

VIP - Index 500
Units Issued	1,395	1,603	—	—
Units Redeemed	(1,296)	(2,542)	—	—

Net Increase (Decrease)	99	(939)	—	—

VIP - Asset Manager: Growth Investor Class
Units Issued	71	49	—	—
Units Redeemed	(64)	(61)	—	—

Net Increase (Decrease)	7	(12)	—	—

VIP - Contrafund Investor Class
Units Issued	626	818	—	—
Units Redeemed	(676)	(1,173)	—	—

Net Increase (Decrease)	(50)	(355)	—	—

VIP - Balanced Investor Class
Units Issued	1,321	1,390	—	—
Units Redeemed	(849)	(1,284)	—	—

Net Increase (Decrease)	472	106	—	—

VIP - Dynamic Capital Appreciation Investor Class
Units Issued	44	98	—	—
Units Redeemed	(46)	(77)	—	—

Net Increase (Decrease)	(2)	21	—	—

VIP - Growth & Income Investor Class
Units Issued	149	104	—	—
Units Redeemed	(125)	(201)	—	—

Net Increase (Decrease)	24	(97)	—	—

VIP - Growth Opportunities Investor Class
Units Issued	409	738	—	—
Units Redeemed	(446)	(549)	—	—

Net Increase (Decrease)	(37)	189	—	—

63	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Mid Cap Investor Class
Units Issued	287	359	—	—
Units Redeemed	(257)	(756)	—	—

Net Increase (Decrease)	30	(397)	—	—

VIP - Value Strategies Investor Class
Units Issued	518	259	—	—
Units Redeemed	(350)	(142)	—	—

Net Increase (Decrease)	168	117	—	—

VIP - Utilities Investor Class
Units Issued	107	160	—	—
Units Redeemed	(132)	(298)	—	—

Net Increase (Decrease)	(25)	(138)	—	—

VIP - Technology Investor Class
Units Issued	332	812	—	—
Units Redeemed	(344)	(668)	—	—

Net Increase (Decrease)	(12)	144	—	—

VIP - Energy Investor Class
Units Issued	1,294	356	—	—
Units Redeemed	(702)	(330)	—	—

Net Increase (Decrease)	592	26	—	—

VIP - Health Care Investor Class
Units Issued	252	371	—	—
Units Redeemed	(261)	(352)	—	—

Net Increase (Decrease)	(9)	19	—	—

VIP - Financial Services Investor Class
Units Issued	561	286	—	—
Units Redeemed	(317)	(431)	—	—

Net Increase (Decrease)	244	(145)	—	—

VIP - Industrials Investor Class
Units Issued	160	202	—	—
Units Redeemed	(135)	(256)	—	—

Net Increase (Decrease)	25	(54)	—	—

VIP - Consumer Discretionary Investor Class
Units Issued	142	204	—	—
Units Redeemed	(114)	(199)	—	—

Net Increase (Decrease)	28	5	—	—

VIP - Real Estate Investor Class
Units Issued	284	112	—	—
Units Redeemed	(125)	(210)	—	—

Net Increase (Decrease)	159	(98)	—	—

VIP - Strategic Income Investor Class
Units Issued	586	461	—	—
Units Redeemed	(524)	(1,181)	—	—

Net Increase (Decrease)	62	(720)	—	—

VIP - International Capital Appreciation Investor Class
Units Issued	231	304	—	—
Units Redeemed	(235)	(293)	—	—

Net Increase (Decrease)	(4)	11	—	—

64	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Value Investor Class
Units Issued	253	167	—	—
Units Redeemed	(156)	(240)	—	—

Net Increase (Decrease)	97	(73)	—	—

VIP - Investor Freedom Income Investor Class
Units Issued	105	227	—	—
Units Redeemed	(100)	(251)	—	—

Net Increase (Decrease)	5	(24)	—	—

VIP - Investor Freedom 2005 Investor Class
Units Issued	161	2	—	—
Units Redeemed	(151)	(77)	—	—

Net Increase (Decrease)	10	(75)	—	—

VIP - Investor Freedom 2010 Investor Class
Units Issued	25	35	—	—
Units Redeemed	(9)	(49)	—	—

Net Increase (Decrease)	16	(14)	—	—

VIP - Investor Freedom 2015 Investor Class
Units Issued	158	40	—	—
Units Redeemed	(153)	(36)	—	—

Net Increase (Decrease)	5	4	—	—

VIP - Investor Freedom 2020 Investor Class
Units Issued	246	98	—	—
Units Redeemed	(399)	(342)	—	—

Net Increase (Decrease)	(153)	(244)	—	—

VIP - Investor Freedom 2025 Investor Class
Units Issued	322	98	—	—
Units Redeemed	(208)	(81)	—	—

Net Increase (Decrease)	114	17	—	—

VIP - Investor Freedom 2030 Investor Class
Units Issued	135	173	—	—
Units Redeemed	(88)	(160)	—	—

Net Increase (Decrease)	47	13	—	—

VIP - Freedom Lifetime Income I
Units Issued	—	—	1	—
Units Redeemed	—	—	(7)	(7)

Net Increase (Decrease)	—	—	(6)	(7)

VIP - Freedom Lifetime Income II
Units Issued	—	—	1	1
Units Redeemed	—	—	(4)	(4)

Net Increase (Decrease)	—	—	(3)	(3)

VIP - Freedom Lifetime Income III
Units Issued	—	—	1	1
Units Redeemed	—	—	(6)	(6)

Net Increase (Decrease)	—	—	(5)	(5)

VIP - Disciplined Small Cap Investor Class
Units Issued	343	163	—	—
Units Redeemed	(310)	(274)	—	—

Net Increase (Decrease)	33	(111)	—	—

65	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - FundsManager 20% Investor Class
Units Issued	1,031	830	—	—
Units Redeemed	(628)	(1,258)	(2)	(2)

Net Increase (Decrease)	403	(428)	(2)	(2)

VIP - FundsManager 50% Investor Class
Units Issued	1,034	1,035	1	13
Units Redeemed	(687)	(1,079)	(16)	(26)

Net Increase (Decrease)	347	(44)	(15)	(13)

VIP - FundsManager 60% Investor Class
Units Issued	946	889	—	2
Units Redeemed	(499)	(718)	(26)	(27)

Net Increase (Decrease)	447	171	(26)	(25)

VIP - FundsManager 70% Investor Class
Units Issued	967	809	—	—
Units Redeemed	(567)	(899)	(4)	(17)

Net Increase (Decrease)	400	(90)	(4)	(17)

VIP - FundsManager 85% Investor Class
Units Issued	257	392	—	—
Units Redeemed	(338)	(203)	(3)	(3)

Net Increase (Decrease)	(81)	189	(3)	(3)

VIP - Consumer Staples Investor Class
Units Issued	111	147	—	—
Units Redeemed	(164)	(243)	—	—

Net Increase (Decrease)	(53)	(96)	—	—

VIP - Materials Investor Class
Units Issued	346	93	—	—
Units Redeemed	(278)	(91)	—	—

Net Increase (Decrease)	68	2	—	—

VIP - Communication Services Investor Class
Units Issued	127	232	—	—
Units Redeemed	(108)	(175)	—	—

Net Increase (Decrease)	19	57	—	—

VIP - Emerging Markets Investor Class
Units Issued	420	607	—	—
Units Redeemed	(610)	(470)	—	—

Net Increase (Decrease)	(190)	137	—	—

VIP - Floating Rate High Income Investor Class
Units Issued	874	227	—	—
Units Redeemed	(234)	(1,535)	—	—

Net Increase (Decrease)	640	(1,308)	—	—

VIP - Bond Index
Units Issued	787	2,573	—	—
Units Redeemed	(894)	(1,620)	—	—

Net Increase (Decrease)	(107)	953	—	—

VIP - Total Market Index
Units Issued	1,238	520	—	—
Units Redeemed	(426)	(427)	—	—

Net Increase (Decrease)	812	93	—	—

66	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Extended Market Index
Units Issued	365	300	—	—
Units Redeemed	(306)	(372)	—	—

Net Increase (Decrease)	59	(72)	—	—

VIP - International Index
Units Issued	454	474	—	—
Units Redeemed	(242)	(308)	—	—

Net Increase (Decrease)	212	166	—	—

VIF - Emerging Markets Equity
Units Issued	75	137	—	—
Units Redeemed	(108)	(101)	—	—

Net Increase (Decrease)	(33)	36	—	—

VIF - Emerging Market Debt
Units Issued	90	104	—	—
Units Redeemed	(87)	(220)	—	—

Net Increase (Decrease)	3	(116)	—	—

VIF - Global Strategist - Class II
Units Issued	8	23	—	—
Units Redeemed	(24)	(37)	—	—

Net Increase (Decrease)	(16)	(14)	—	—

Invesco - V.I. Global Core Equity
Units Issued	25	58	—	—
Units Redeemed	(30)	(110)	—	—

Net Increase (Decrease)	(5)	(52)	—	—

Lazard - Retirement Emerging Markets
Units Issued	58	46	—	—
Units Redeemed	(73)	(114)	—	—

Net Increase (Decrease)	(15)	(68)	—	—

PVIT - Commodity Real Return
Units Issued	584	87	—	—
Units Redeemed	(241)	(149)	—	—

Net Increase (Decrease)	343	(62)	—	—

PVIT - Low Duration
Units Issued	428	1,622	—	—
Units Redeemed	(873)	(1,201)	—	—

Net Increase (Decrease)	(445)	421	—	—

PVIT - Real Return
Units Issued	254	210	—	—
Units Redeemed	(155)	(238)	—	—

Net Increase (Decrease)	99	(28)	—	—

PVIT - Total Return
Units Issued	299	764	—	—
Units Redeemed	(592)	(693)	—	—

Net Increase (Decrease)	(293)	71	—	—

Blackrock - Global Allocation V.I.
Units Issued	219	154	—	—
Units Redeemed	(144)	(304)	—	—

Net Increase (Decrease)	75	(150)	—	—

67	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

			Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
FTVIP - Templeton Global Bond
Units Issued	46	83	—	—
Units Redeemed	(151)	(321)	—	—

Net Increase (Decrease)	(105)	(238)	—	—

FTVIP - Franklin U.S. Gov’t Securities
Units Issued	218	464	—	—
Units Redeemed	(257)	(196)	—	—

Net Increase (Decrease)	(39)	268	—	—

	Growth and Guaranteed Income
(in thousands)	2021	2020
VIP - Government Money Market Investor Class
Units Issued	283	270
Units Redeemed	(325)	(306)

Net Increase (Decrease)	(42)	(36)

VIP - Balanced Investor Class
Units Issued	24	—
Units Redeemed	(234)	(249)

Net Increase (Decrease)	(211)	(249)

VIP - FundsManager 60% Investor Class
Units Issued	—	—
Units Redeemed	(216)	(289)

Net Increase (Decrease)	(216)	(289)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market 2021	957	$20.95	$20.01	$20,037	0.80%	1.00%	0.01%	(0.79%)	(1.00%)
2020	1,076	$21.11	$20.21	$22,707	0.80%	1.00%	0.29%	(0.49%)	(0.69%)
2019	970	$21.22	$20.35	$20,554	0.80%	1.00%	2.00%	1.20%	1.00%
2018	1,058	$20.97	$20.15	$22,146	0.80%	1.00%	1.65%	0.83%	0.63%
2017	884	$20.79	$20.03	$18,354	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
VIP - Government Money Market Investor Class
2021	14,027	$10.40	$9.01	$153,039	0.10%	1.25%	0.01%	(0.09%)	(1.24%)
2020	16,129	$10.41	$9.13	$176,561	0.10%	1.25%	0.26%	0.21%	(0.95%)
2019	13,479	$10.39	$9.22	$147,397	0.10%	1.25%	1.96%	1.89%	0.72%
2018	12,508	$10.20	$9.15	$134,458	0.10%	1.25%	1.63%	1.53%	0.35%
2017	8,583	$10.05	$8.99	$91,331	0.10%	1.40%	0.65%	0.55%	(0.75%)
VIP - High Income
2021	88	$63.35	$60.52	$5,580	0.80%	1.00%	5.23%	3.58%	3.37%
2020	97	$61.16	$58.55	$5,892	0.80%	1.00%	4.85%	1.92%	1.72%
2019	114	$60.01	$57.56	$6,779	0.80%	1.00%	5.12%	14.18%	13.96%
2018	124	$52.55	$50.51	$6,437	0.80%	1.00%	5.38%	(4.06%)	(4.26%)
2017	141	$54.78	$52.76	$7,717	0.80%	1.00%	5.14%	6.08%	5.87%

68	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income Investor Class
2021	1,757	$18.69	$29.22	$36,671	0.10%	0.25%	5.34%	4.52%	4.36%
2020	1,751	$17.88	$27.99	$35,614	0.10%	0.25%	4.87%	2.64%	2.48%
2019	2,005	$17.42	$27.32	$39,854	0.10%	0.25%	5.23%	14.83%	14.65%
2018	1,950	$15.17	$23.83	$34,203	0.10%	0.25%	5.35%	(3.60%)	(3.74%)
2017	2,300	$15.74	$24.75	$41,811	0.10%	0.25%	5.12%	6.84%	6.68%
VIP - Equity-Income
2021	280	$175.18	$167.37	$48,795	0.80%	1.00%	1.89%	23.89%	23.65%
2020	298	$141.40	$135.36	$41,997	0.80%	1.00%	1.83%	5.84%	5.62%
2019	328	$133.60	$128.15	$43,571	0.80%	1.00%	2.00%	26.42%	26.17%
2018	363	$105.67	$101.57	$38,246	0.80%	1.00%	2.24%	(9.03%)	(9.21%)
2017	396	$116.16	$111.88	$45,842	0.80%	1.00%	1.69%	11.99%	11.77%
VIP - Equity-Income Investor Class
2021	1,632	$37.71	$55.32	$59,322	0.10%	0.25%	1.90%	24.71%	24.52%
2020	1,476	$30.24	$44.42	$42,707	0.10%	0.25%	1.81%	6.47%	6.31%
2019	1,485	$28.40	$41.79	$40,260	0.10%	0.25%	1.96%	27.22%	27.03%
2018	1,519	$22.32	$32.90	$32,271	0.10%	0.25%	2.11%	(8.47%)	(8.60%)
2017	1,702	$24.39	$35.99	$39,683	0.10%	0.25%	1.63%	12.72%	12.55%
VIP - Growth
2021	250	$347.74	$332.23	$86,851	0.80%	1.00%	0.00%	22.23%	21.98%
2020	263	$284.50	$272.36	$74,751	0.80%	1.00%	0.07%	42.74%	42.45%
2019	284	$199.32	$191.20	$56,557	0.80%	1.00%	0.26%	33.24%	32.97%
2018	314	$149.59	$143.79	$46,927	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	328	$151.06	$145.49	$49,419	0.80%	1.00%	0.22%	34.06%	33.79%
VIP - Growth Investor Class
2021	1,076	$72.56	$103.96	$76,009	0.10%	0.25%	0.00%	23.00%	22.82%
2020	1,061	$58.99	$84.64	$61,214	0.10%	0.25%	0.06%	43.64%	43.42%
2019	986	$41.07	$59.02	$39,055	0.10%	0.25%	0.18%	34.07%	33.87%
2018	1,107	$30.63	$44.09	$32,858	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	1,083	$30.74	$44.30	$32,282	0.10%	0.25%	0.14%	34.89%	34.69%
VIP - Overseas
2021	124	$79.32	$75.78	$9,809	0.80%	1.00%	0.53%	18.74%	18.50%
2020	127	$66.80	$63.95	$8,508	0.80%	1.00%	0.43%	14.69%	14.46%
2019	142	$58.25	$55.88	$8,259	0.80%	1.00%	1.66%	26.74%	26.49%
2018	167	$45.96	$44.17	$7,665	0.80%	1.00%	1.51%	(15.49%)	(15.66%)
2017	181	$54.38	$52.38	$9,797	0.80%	1.00%	1.44%	29.25%	28.99%
VIP - Overseas Investor Class
2021	969	$26.89	$36.87	$26,348	0.10%	0.25%	0.49%	19.51%	19.33%
2020	903	$22.50	$30.89	$20,602	0.10%	0.25%	0.35%	15.38%	15.21%
2019	1,081	$19.50	$26.82	$21,373	0.10%	0.25%	1.67%	27.61%	27.42%
2018	1,159	$15.28	$21.05	$18,043	0.10%	0.25%	1.38%	(14.98%)	(15.11%)
2017	1,370	$17.98	$24.79	$25,083	0.10%	0.25%	1.59%	30.05%	29.85%
VIP - Investment Grade Bond
2021	320	$49.74	$47.52	$15,822	0.80%	1.00%	2.00%	(1.40%)	(1.60%)
2020	364	$50.44	$48.29	$18,270	0.80%	1.00%	2.16%	8.52%	8.30%
2019	354	$46.48	$44.59	$16,342	0.80%	1.00%	2.72%	8.79%	8.57%
2018	368	$42.73	$41.07	$15,630	0.80%	1.00%	2.36%	(1.33%)	(1.53%)
2017	430	$43.31	$41.71	$18,523	0.80%	1.00%	2.30%	3.39%	3.18%
VIP - Investment Grade Bond Investor Class
2021	4,655	$14.94	$19.01	$78,013	0.10%	0.25%	2.00%	(0.74%)	(0.89%)
2020	5,485	$15.05	$19.18	$92,809	0.10%	0.25%	2.32%	9.22%	9.06%
2019	4,597	$13.78	$17.59	$72,449	0.10%	0.25%	2.84%	9.56%	9.40%
2018	3,986	$12.58	$16.08	$58,333	0.10%	0.25%	2.35%	(0.67%)	(0.82%)
2017	4,477	$12.66	$16.21	$65,515	0.10%	0.25%	2.42%	4.10%	3.94%

69	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager
2021	321	$82.85	$79.16	$26,545	0.80%	1.00%	1.58%	9.04%	8.82%
2020	355	$75.99	$72.74	$26,872	0.80%	1.00%	1.52%	13.95%	13.72%
2019	381	$66.68	$63.97	$25,322	0.80%	1.00%	1.74%	17.30%	17.07%
2018	425	$56.85	$54.64	$24,130	0.80%	1.00%	1.67%	(6.11%)	(6.30%)
2017	453	$60.55	$58.32	$27,406	0.80%	1.00%	1.88%	13.19%	12.97%
VIP - Asset Manager Investor Class
2021	1,105	$24.29	$34.00	$28,968	0.10%	0.25%	1.50%	9.74%	9.58%
2020	1,192	$22.13	$31.02	$28,373	0.10%	0.25%	1.49%	14.65%	14.48%
2019	1,284	$19.30	$27.10	$26,975	0.10%	0.25%	1.79%	18.02%	17.84%
2018	1,283	$16.36	$23.00	$22,835	0.10%	0.25%	1.65%	(5.49%)	(5.63%)
2017	1,291	$17.31	$24.37	$24,453	0.10%	0.25%	1.90%	13.84%	13.67%
VIP - Index 500
2021	6,845	$53.56	$146.07	$410,684	0.10%	1.00%	1.26%	28.45%	27.29%
2020	6,795	$41.70	$114.75	$321,729	0.10%	1.00%	1.76%	18.12%	17.05%
2019	7,813	$35.30	$98.03	$314,046	0.10%	1.00%	2.00%	31.22%	30.04%
2018	7,216	$26.90	$75.39	$225,894	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	7,396	$28.20	$79.73	$247,503	0.10%	1.00%	1.85%	21.59%	20.50%
VIP - Asset Manager: Growth
2021	145	$61.05	$58.32	$8,783	0.80%	1.00%	1.41%	13.05%	12.82%
2020	151	$54.00	$51.70	$8,144	0.80%	1.00%	1.13%	16.32%	16.09%
2019	161	$46.42	$44.53	$7,456	0.80%	1.00%	1.57%	21.84%	21.60%
2018	169	$38.10	$36.62	$6,412	0.80%	1.00%	1.43%	(8.39%)	(8.58%)
2017	180	$41.59	$40.06	$7,485	0.80%	1.00%	1.23%	17.78%	17.54%
VIP - Asset Manager: Growth Investor Class
2021	402	$29.23	$42.21	$12,641	0.10%	0.25%	1.41%	13.77%	13.60%
2020	394	$25.69	$37.15	$10,957	0.10%	0.25%	1.04%	17.08%	16.90%
2019	406	$21.95	$31.78	$9,677	0.10%	0.25%	1.55%	22.58%	22.39%
2018	403	$17.90	$25.97	$7,808	0.10%	0.25%	1.27%	(7.82%)	(7.96%)
2017	449	$19.42	$28.21	$9,432	0.10%	0.25%	1.39%	18.57%	18.39%
VIP - Contrafund
2021	876	$191.79	$183.24	$167,541	0.80%	1.00%	0.06%	26.81%	26.56%
2020	923	$151.24	$144.79	$139,235	0.80%	1.00%	0.25%	29.52%	29.26%
2019	990	$116.77	$112.02	$115,354	0.80%	1.00%	0.46%	30.53%	30.26%
2018	1,087	$89.46	$85.99	$97,057	0.80%	1.00%	0.70%	(7.13%)	(7.32%)
2017	1,191	$96.33	$92.78	$114,433	0.80%	1.00%	1.00%	20.90%	20.66%
VIP - Contrafund Investor Class
2021	4,469	$52.60	$79.53	$242,968	0.10%	0.25%	0.05%	27.62%	27.42%
2020	4,518	$41.22	$62.41	$193,861	0.10%	0.25%	0.18%	30.35%	30.15%
2019	4,873	$31.62	$47.95	$161,548	0.10%	0.25%	0.39%	31.36%	31.16%
2018	4,942	$24.07	$36.56	$125,306	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	5,132	$25.77	$39.20	$139,906	0.10%	0.25%	0.93%	21.69%	21.50%
VIP - Balanced
2021	319	$57.31	$54.75	$18,230	0.80%	1.00%	0.92%	17.32%	17.08%
2020	339	$48.85	$46.76	$16,423	0.80%	1.00%	1.44%	21.41%	21.16%
2019	364	$40.24	$38.60	$14,589	0.80%	1.00%	1.69%	23.51%	23.26%
2018	406	$32.58	$31.31	$13,180	0.80%	1.00%	1.46%	(4.99%)	(5.18%)
2017	433	$34.29	$33.02	$14,793	0.80%	1.00%	1.46%	15.50%	15.26%
VIP - Balanced Investor Class
2021	9,046	$35.98	$48.93	$336,919	0.10%	1.40%	0.89%	18.06%	16.52%
2020	8,785	$30.48	$41.99	$277,385	0.10%	1.40%	1.39%	22.23%	20.64%
2019	8,928	$24.93	$34.81	$231,985	0.10%	1.40%	1.68%	24.26%	22.64%
2018	9,166	$20.07	$28.38	$191,812	0.10%	1.40%	1.39%	(4.37%)	(5.63%)
2017	9,471	$20.98	$30.08	$207,515	0.10%	1.40%	1.42%	16.16%	14.66%

70	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation
2021	32	$66.22	$63.82	$2,158	0.80%	1.00%	0.40%	23.63%	23.38%
2020	35	$53.56	$51.73	$1,902	0.80%	1.00%	0.23%	32.54%	32.27%
2019	42	$40.41	$39.11	$1,666	0.80%	1.00%	0.60%	29.04%	28.78%
2018	53	$31.32	$30.37	$1,643	0.80%	1.00%	0.58%	(5.65%)	(5.84%)
2017	64	$33.19	$32.25	$2,116	0.80%	1.00%	0.81%	22.90%	22.65%
VIP - Dynamic Capital Appreciation Investor Class
2021	290	$56.08	$88.25	$16,776	0.10%	0.25%	0.34%	24.33%	24.15%
2020	293	$45.10	$71.08	$13,703	0.10%	0.25%	0.16%	33.40%	33.20%
2019	272	$33.81	$53.36	$9,615	0.10%	0.25%	0.54%	29.94%	29.74%
2018	274	$26.02	$41.13	$7,503	0.10%	0.25%	0.47%	(5.09%)	(5.24%)
2017	336	$27.42	$43.40	$9,645	0.10%	0.25%	0.75%	23.62%	23.43%
VIP - Growth & Income
2021	301	$62.62	$59.83	$18,746	0.80%	1.00%	2.38%	24.94%	24.69%
2020	316	$50.12	$47.98	$15,803	0.80%	1.00%	2.13%	6.98%	6.77%
2019	352	$46.85	$44.94	$16,445	0.80%	1.00%	3.61%	29.01%	28.75%
2018	389	$36.32	$34.91	$14,065	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	420	$40.22	$38.74	$16,837	0.80%	1.00%	1.25%	15.96%	15.73%
VIP - Growth & Income Investor Class
2021	762	$44.03	$59.85	$32,883	0.10%	0.25%	2.41%	25.67%	25.48%
2020	738	$35.03	$47.69	$25,277	0.10%	0.25%	2.05%	7.65%	7.49%
2019	835	$32.54	$44.37	$26,631	0.10%	0.25%	3.45%	29.85%	29.65%
2018	841	$25.06	$34.22	$20,567	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	979	$27.59	$37.72	$26,287	0.10%	0.25%	1.21%	16.71%	16.53%
VIP - Growth Opportunities
2021	304	$96.85	$92.53	$29,335	0.80%	1.00%	0.00%	11.05%	10.82%
2020	320	$87.21	$83.49	$27,853	0.80%	1.00%	0.01%	67.31%	66.97%
2019	307	$52.13	$50.00	$15,978	0.80%	1.00%	0.15%	39.71%	39.43%
2018	287	$37.31	$35.86	$10,656	0.80%	1.00%	0.12%	11.56%	11.33%
2017	317	$33.45	$32.21	$10,554	0.80%	1.00%	0.31%	33.44%	33.17%
VIP - Growth Opportunities Investor Class
2021	1,120	$96.48	$158.51	$104,067	0.10%	0.25%	—	11.75%	11.59%
2020	1,157	$86.33	$142.05	$96,747	0.10%	0.25%	0.01%	68.35%	68.10%
2019	968	$51.28	$84.50	$47,853	0.10%	0.25%	0.10%	40.57%	40.36%
2018	743	$36.48	$60.20	$26,232	0.10%	0.25%	0.10%	12.29%	12.12%
2017	582	$32.49	$53.70	$18,428	0.10%	0.25%	0.24%	34.25%	34.05%
VIP - Mid Cap
2021	408	$75.05	$71.84	$30,493	0.80%	1.00%	0.62%	24.60%	24.35%
2020	424	$60.23	$57.77	$25,462	0.80%	1.00%	0.65%	17.24%	17.00%
2019	496	$51.37	$49.38	$25,328	0.80%	1.00%	0.85%	22.46%	22.21%
2018	560	$41.95	$40.40	$23,422	0.80%	1.00%	0.62%	(15.23%)	(15.40%)
2017	663	$49.49	$47.75	$32,694	0.80%	1.00%	0.69%	19.85%	19.60%
VIP - Mid Cap Investor Class
2021	1,615	$35.44	$62.57	$63,540	0.10%	0.25%	0.55%	25.41%	25.23%
2020	1,584	$28.26	$49.97	$50,660	0.10%	0.25%	0.57%	17.96%	17.78%
2019	1,981	$23.95	$42.43	$53,701	0.10%	0.25%	0.80%	23.23%	23.04%
2018	2,158	$19.44	$34.48	$48,005	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	2,242	$22.78	$40.48	$59,151	0.10%	0.25%	0.64%	20.60%	20.42%
VIP - Value Strategies
2021	135	$45.69	$44.04	$6,148	0.80%	1.00%	1.53%	32.53%	32.26%
2020	108	$34.48	$33.30	$3,697	0.80%	1.00%	1.42%	7.39%	7.17%
2019	100	$32.10	$31.07	$3,176	0.80%	1.00%	1.67%	33.45%	33.18%
2018	113	$24.06	$23.33	$2,698	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	130	$29.33	$28.50	$3,819	0.80%	1.00%	1.43%	18.40%	18.17%

71	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies Investor Class
2021	574	$39.27	$80.54	$22,829	0.10%	0.25%	1.44%	33.35%	33.15%
2020	406	$29.45	$60.49	$12,192	0.10%	0.25%	1.52%	8.16%	7.99%
2019	289	$27.23	$56.01	$8,177	0.10%	0.25%	1.67%	34.14%	33.94%
2018	307	$20.30	$41.82	$6,524	0.10%	0.25%	0.86%	(17.45%)	(17.58%)
2017	364	$24.59	$50.74	$9,305	0.10%	0.25%	1.41%	19.18%	19.00%
VIP - Utilities (8)
2021	50	$39.69	$38.09	$1,949	0.80%	1.00%	1.86%	16.56%	16.32%
2020	57	$34.05	$32.74	$1,929	0.80%	1.00%	2.33%	(0.98%)	(1.18%)
2019	102	$34.39	$33.13	$3,508	0.80%	1.00%	2.18%	22.20%	21.95%
2018	92	$28.14	$27.17	$2,559	0.80%	1.00%	2.20%	7.94%	7.72%
2017	83	$26.07	$25.22	$2,159	0.80%	1.00%	2.18%	16.94%	16.71%
VIP - Utilities Investor Class (8)
2021	371	$34.79	$42.98	$14,028	0.10%	0.25%	1.75%	17.25%	17.08%
2020	395	$29.67	$36.71	$12,881	0.10%	0.25%	2.46%	(0.36%)	(0.51%)
2019	533	$29.78	$36.90	$17,297	0.10%	0.25%	2.25%	23.01%	22.83%
2018	369	$24.21	$30.04	$9,944	0.10%	0.25%	2.00%	8.55%	8.39%
2017	369	$22.30	$27.72	$9,050	0.10%	0.25%	2.00%	17.72%	17.54%
VIP - Technology (8)
2021	370	$109.36	$104.95	$40,419	0.80%	1.00%	-	27.14%	26.88%
2020	416	$86.02	$82.71	$35,656	0.80%	1.00%	0.08%	63.63%	63.30%
2019	439	$52.57	$50.65	$22,999	0.80%	1.00%	0.46%	50.11%	49.81%
2018	425	$35.02	$33.81	$14,888	0.80%	1.00%	-	(8.36%)	(8.55%)
2017	459	$38.22	$36.97	$17,521	0.80%	1.00%	0.02%	49.58%	49.28%
VIP - Technology Investor Class (8)
2021	1,273	$97.48	$224.15	$136,899	0.10%	0.25%	-	27.94%	27.74%
2020	1,285	$76.20	$175.47	$110,892	0.10%	0.25%	0.06%	64.60%	64.35%
2019	1,141	$46.29	$106.76	$60,750	0.10%	0.25%	0.39%	51.11%	50.89%
2018	1,152	$30.64	$70.76	$41,014	0.10%	0.25%	-	(7.77%)	(7.91%)
2017	1,191	$33.22	$76.84	$46,290	0.10%	0.25%	0.01%	50.43%	50.21%
VIP - Energy (8)
2021	106	$22.51	$21.60	$2,384	0.80%	1.00%	2.77%	54.11%	53.80%
2020	81	$14.60	$14.04	$1,192	0.80%	1.00%	2.73%	(33.31%)	(33.44%)
2019	82	$21.90	$21.10	$1,806	0.80%	1.00%	2.02%	9.20%	8.98%
2018	97	$20.05	$19.36	$1,942	0.80%	1.00%	0.90%	(25.19%)	(25.34%)
2017	115	$26.80	$25.93	$3,067	0.80%	1.00%	1.37%	(3.25%)	(3.45%)
VIP - Energy Investor Class (8)
2021	1,056	$12.57	$18.53	$14,012	0.10%	0.25%	2.69%	55.00%	54.77%
2020	465	$8.11	$11.97	$3,982	0.10%	0.25%	2.71%	(32.87%)	(32.97%)
2019	439	$12.08	$17.86	$5,610	0.10%	0.25%	1.85%	9.87%	9.71%
2018	547	$10.99	$16.28	$6,355	0.10%	0.25%	0.82%	(24.73%)	(24.84%)
2017	594	$14.60	$21.66	$9,301	0.10%	0.25%	1.44%	(2.66%)	(2.81%)
VIP - Health Care (8)
2021	208	$79.94	$76.72	$16,599	0.80%	1.00%	0.09%	10.84%	10.62%
2020	221	$72.13	$69.36	$15,973	0.80%	1.00%	0.54%	20.61%	20.36%
2019	232	$59.80	$57.62	$13,867	0.80%	1.00%	0.23%	27.34%	27.09%
2018	278	$46.96	$45.34	$13,057	0.80%	1.00%	0.20%	6.99%	6.77%
2017	283	$43.90	$42.47	$12,445	0.80%	1.00%	0.26%	24.05%	23.80%
VIP - Health Care Investor Class (8)
2021	1,058	$71.33	$103.56	$77,197	0.10%	0.25%	0.07%	11.54%	11.38%
2020	1,066	$63.95	$92.98	$70,414	0.10%	0.25%	0.51%	21.37%	21.18%
2019	1,047	$52.69	$76.73	$57,329	0.10%	0.25%	0.15%	28.16%	27.97%
2018	1,246	$41.11	$59.96	$53,342	0.10%	0.25%	0.13%	7.61%	7.45%
2017	1,150	$38.20	$55.80	$45,886	0.10%	0.25%	0.19%	24.84%	24.66%

72	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services (8)
2021	72	$25.34	$24.32	$1,826	0.80%	1.00%	2.01%	32.13%	31.86%
2020	68	$19.18	$18.44	$1,304	0.80%	1.00%	2.30%	(0.04%)	(0.25%)
2019	79	$19.19	$18.49	$1,526	0.80%	1.00%	1.82%	33.25%	32.99%
2018	120	$14.40	$13.90	$1,721	0.80%	1.00%	1.01%	(16.41%)	(16.58%)
2017	183	$17.22	$16.66	$3,159	0.80%	1.00%	0.75%	20.28%	20.04%
VIP - Financial Services Investor Class (8)
2021	815	$35.93	$55.83	$24,906	0.10%	0.25%	1.87%	33.00%	32.80%
2020	571	$27.01	$42.04	$12,902	0.10%	0.25%	2.47%	0.53%	0.38%
2019	716	$26.87	$41.88	$15,671	0.10%	0.25%	1.98%	34.15%	33.95%
2018	826	$20.03	$31.27	$13,402	0.10%	0.25%	1.07%	(15.90%)	(16.03%)
2017	960	$23.82	$37.24	$18,289	0.10%	0.25%	0.69%	21.05%	20.87%
VIP - Industrials (8)
2021	31	$67.24	$64.53	$2,099	0.80%	1.00%	0.00%	16.15%	15.92%
2020	36	$57.89	$55.67	$2,066	0.80%	1.00%	0.56%	11.41%	11.19%
2019	43	$51.96	$50.06	$2,239	0.80%	1.00%	1.07%	27.12%	26.86%
2018	55	$40.87	$39.46	$2,228	0.80%	1.00%	0.68%	(15.80%)	(15.97%)
2017	77	$48.55	$46.96	$3,755	0.80%	1.00%	0.70%	19.19%	18.95%
VIP - Industrials Investor Class (8)
2021	406	$39.64	$69.11	$17,242	0.10%	0.25%	—	16.91%	16.74%
2020	381	$33.91	$59.21	$14,282	0.10%	0.25%	0.49%	12.08%	11.91%
2019	435	$30.25	$52.90	$14,591	0.10%	0.25%	1.00%	27.96%	27.77%
2018	491	$23.64	$41.41	$12,913	0.10%	0.25%	0.67%	(15.27%)	(15.40%)
2017	676	$27.90	$48.94	$20,810	0.10%	0.25%	0.68%	19.93%	19.75%
VIP - Consumer Discretionary (8)
2021	51	$61.88	$59.38	$3,171	0.80%	1.00%	—	18.45%	18.21%
2020	50	$52.24	$50.23	$2,583	0.80%	1.00%	0.12%	35.06%	34.79%
2019	65	$38.68	$37.27	$2,534	0.80%	1.00%	0.32%	26.18%	25.92%
2018	80	$30.65	$29.60	$2,456	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	66	$31.24	$30.22	$2,051	0.80%	1.00%	0.56%	21.19%	20.94%
VIP - Consumer Discretionary Investor Class (8)
2021	465	$60.43	$108.85	$28,276	0.10%	0.25%	—	19.20%	19.02%
2020	435	$50.70	$91.45	$22,275	0.10%	0.25%	0.09%	35.86%	35.66%
2019	430	$37.32	$67.41	$16,181	0.10%	0.25%	0.24%	27.00%	26.81%
2018	520	$29.38	$53.16	$15,422	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	464	$29.76	$53.92	$13,934	0.10%	0.25%	0.47%	21.95%	21.76%
VIP - Real Estate
2021	68	$51.94	$50.06	$3,557	0.80%	1.00%	1.17%	37.88%	37.60%
2020	65	$37.67	$36.38	$2,470	0.80%	1.00%	2.13%	(7.30%)	(7.49%)
2019	72	$40.64	$39.32	$2,919	0.80%	1.00%	1.67%	22.23%	21.99%
2018	87	$33.24	$32.24	$2,881	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	97	$35.74	$34.72	$3,434	0.80%	1.00%	1.75%	3.24%	3.03%
VIP - Real Estate Investor Class
2021	741	$30.99	$74.64	$24,214	0.10%	0.25%	1.23%	38.78%	38.57%
2020	582	$22.33	$53.86	$13,974	0.10%	0.25%	2.03%	(6.70%)	(6.85%)
2019	680	$23.93	$57.82	$17,456	0.10%	0.25%	1.72%	23.02%	22.84%
2018	693	$19.46	$47.07	$14,584	0.10%	0.25%	2.75%	(6.43%)	(6.57%)
2017	787	$20.79	$50.38	$17,892	0.10%	0.25%	1.64%	3.89%	3.73%
VIP - Strategic Income
2021	223	$23.73	$22.90	$5,266	0.80%	1.00%	2.59%	2.91%	2.70%
2020	233	$23.06	$22.30	$5,343	0.80%	1.00%	3.22%	6.65%	6.44%
2019	256	$21.62	$20.95	$5,493	0.80%	1.00%	3.01%	10.00%	9.78%
2018	309	$19.66	$19.08	$6,061	0.80%	1.00%	3.52%	(3.35%)	(3.55%)
2017	351	$20.34	$19.79	$7,117	0.80%	1.00%	3.14%	6.93%	6.72%

73	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income Investor Class
2021	3,456	$16.80	$24.18	$67,303	0.10%	0.25%	2.61%	3.62%	3.46%
2020	3,396	$16.21	$23.37	$65,259	0.10%	0.25%	3.11%	7.40%	7.24%
2019	4,116	$15.09	$21.79	$73,540	0.10%	0.25%	3.34%	10.78%	10.62%
2018	4,089	$13.62	$19.70	$67,119	0.10%	0.25%	3.41%	(2.72%)	(2.86%)
2017	4,920	$14.00	$20.28	$82,441	0.10%	0.25%	3.26%	7.68%	7.51%
VIP - International Capital Appreciation
2021	85	$32.31	$31.26	$2,742	0.80%	1.00%	0.00%	11.44%	11.22%
2020	92	$29.00	$28.10	$2,683	0.80%	1.00%	0.32%	21.26%	21.01%
2019	94	$23.91	$23.22	$2,254	0.80%	1.00%	0.54%	32.26%	32.00%
2018	110	$18.08	$17.59	$2,000	0.80%	1.00%	0.63%	(13.45%)	(13.63%)
2017	128	$20.89	$20.37	$2,665	0.80%	1.00%	0.53%	35.36%	35.09%
VIP - International Capital Appreciation Investor Class
2021	1,165	$35.07	$66.34	$40,668	0.10%	0.25%	—	12.13%	11.96%
2020	1,168	$31.27	$59.25	$36,305	0.10%	0.25%	0.27%	22.02%	21.83%
2019	1,157	$25.63	$48.63	$29,593	0.10%	0.25%	0.46%	33.02%	32.82%
2018	1,175	$19.27	$36.61	$22,511	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	1,240	$22.12	$42.10	$27,424	0.10%	0.25%	0.50%	36.19%	35.99%
VIP - Value
2021	71	$34.75	$33.61	$2,429	0.80%	1.00%	1.63%	29.11%	28.85%
2020	72	$26.91	$26.08	$1,929	0.80%	1.00%	1.45%	5.41%	5.19%
2019	89	$25.53	$24.80	$2,259	0.80%	1.00%	1.75%	31.07%	30.81%
2018	101	$19.48	$18.96	$1,968	0.80%	1.00%	1.08%	(14.53%)	(14.71%)
2017	107	$22.79	$22.22	$2,424	0.80%	1.00%	1.30%	14.66%	14.43%
VIP - Value Investor Class
2021	617	$40.30	$69.89	$24,153	0.10%	0.25%	1.68%	29.85%	29.66%
2020	520	$31.04	$53.90	$15,689	0.10%	0.25%	1.43%	6.09%	5.93%
2019	593	$29.25	$50.88	$17,039	0.10%	0.25%	1.75%	31.88%	31.68%
2018	580	$22.18	$38.64	$12,706	0.10%	0.25%	1.07%	(13.96%)	(14.09%)
2017	591	$25.78	$44.98	$15,007	0.10%	0.25%	1.27%	15.40%	15.23%
VIP - Freedom Income
2021	55	$18.98	18.98	$1,052	0.80%	0.80%	1.07%	2.52%	2.52%
2020	50	$18.52	$18.52	$923	0.80%	0.80%	1.17%	9.59%	9.59%
2019	62	$16.90	$16.90	$1,049	0.80%	0.80%	2.10%	11.05%	11.05%
2018	69	$15.21	$15.21	$1,056	0.80%	0.80%	1.72%	(2.75%)	(2.75%)
2017	69	$15.64	$15.64	$1,081	0.80%	0.80%	1.51%	7.62%	7.62%
VIP - Investor Freedom Income Investor Class
2021	272	$17.15	$20.91	$5,317	0.10%	0.25%	1.14%	3.18%	3.03%
2020	267	$16.63	$20.30	$5,013	0.10%	0.25%	1.26%	10.29%	10.12%
2019	291	$15.07	$18.43	$4,757	0.10%	0.25%	2.34%	11.91%	11.74%
2018	249	$13.47	$16.50	$3,719	0.10%	0.25%	1.52%	(2.13%)	(2.28%)
2017	309	$13.76	$16.88	$4,702	0.10%	0.25%	1.88%	8.34%	8.18%
VIP - Freedom 2005
2021	46	$21.40	$21.40	$988	0.80%	0.80%	1.09%	3.26%	3.26%
2020	47	$20.73	$20.73	$977	0.80%	0.80%	1.31%	10.36%	10.36%
2019	49	$18.78	$18.78	$913	0.80%	0.80%	2.26%	12.90%	12.90%
2018	37	$16.64	$16.64	$612	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	26	$17.28	$17.28	$446	0.80%	0.80%	1.56%	10.18%	10.18%
VIP - Investor Freedom 2005 Investor Class
2021	125	$19.84	$26.82	$2,779	0.10%	0.25%	0.81%	3.99%	3.83%
2020	115	$19.08	$25.83	$2,532	0.10%	0.25%	1.13%	10.97%	10.80%
2019	190	$17.19	$23.32	$3,712	0.10%	0.25%	2.18%	13.77%	13.60%
2018	191	$15.11	$20.52	$3,296	0.10%	0.25%	1.72%	(3.13%)	(3.28%)
2017	253	$15.60	$21.22	$4,308	0.10%	0.25%	1.66%	10.86%	10.69%

74	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2010
2021	43	$24.24	$24.24	$1,044	0.80%	0.80%	0.96%	5.04%	5.04%
2020	50	$23.08	$23.08	$1,154	0.80%	0.80%	1.29%	11.59%	11.59%
2019	52	$20.68	$20.68	$1,079	0.80%	0.80%	2.35%	15.16%	15.16%
2018	45	$17.96	$17.96	$805	0.80%	0.80%	1.47%	(4.78%)	(4.78%)
2017	53	$18.86	$18.86	$992	0.80%	0.80%	1.48%	12.17%	12.17%
VIP - Investor Freedom 2010 Investor Class
2021	237	$22.42	$30.89	$6,273	0.10%	0.25%	1.06%	5.70%	5.54%
2020	221	$21.21	$29.27	$5,550	0.10%	0.25%	1.37%	12.29%	12.12%
2019	235	$18.89	$26.10	$5,211	0.10%	0.25%	2.16%	15.99%	15.81%
2018	237	$16.29	$22.54	$4,548	0.10%	0.25%	1.31%	(4.15%)	(4.30%)
2017	299	$16.99	$23.55	$5,816	0.10%	0.25%	1.48%	12.93%	12.77%
VIP - Freedom 2015
2021	48	$26.30	$26.30	$1,267	0.80%	0.80%	1.08%	6.83%	6.83%
2020	52	$24.62	$24.62	$1,281	0.80%	0.80%	1.30%	12.93%	12.93%
2019	54	$21.80	$21.80	$1,184	0.80%	0.80%	1.94%	17.31%	17.31%
2018	55	$18.58	$18.58	$1,016	0.80%	0.80%	1.53%	(5.83%)	(5.83%)
2017	67	$19.73	$19.73	$1,315	0.80%	0.80%	1.27%	14.18%	14.18%
VIP - Investor Freedom 2015 Investor Class
2021	358	$24.12	$33.63	$9,637	0.10%	0.25%	1.01%	7.53%	7.37%
2020	352	$22.43	$31.32	$9,329	0.10%	0.25%	1.32%	13.59%	13.42%
2019	348	$19.75	$27.62	$8,176	0.10%	0.25%	2.12%	18.12%	17.94%
2018	357	$16.72	$23.42	$7,099	0.10%	0.25%	1.41%	(5.11%)	(5.26%)
2017	395	$17.62	$24.72	$8,271	0.10%	0.25%	1.53%	14.87%	14.70%
VIP - Freedom 2020
2021	100	$27.81	$27.81	$2,791	0.80%	0.80%	1.14%	8.60%	8.60%
2020	102	$25.61	$25.61	$2,606	0.80%	0.80%	1.26%	14.14%	14.14%
2019	117	$22.44	$22.44	$2,630	0.80%	0.80%	1.94%	19.17%	19.17%
2018	136	$18.83	$18.83	$2,562	0.80%	0.80%	1.40%	(6.62%)	(6.62%)
2017	162	$20.16	$20.16	$3,268	0.80%	0.80%	1.56%	15.69%	15.69%
VIP - Investor Freedom 2020 Investor Class
2021	730	$26.27	$38.08	$21,149	0.10%	0.25%	0.95%	9.43%	9.26%
2020	882	$24.01	$34.85	$23,227	0.10%	0.25%	1.10%	14.84%	14.67%
2019	1,126	$20.91	$30.39	$25,613	0.10%	0.25%	2.11%	19.99%	19.81%
2018	1,112	$17.42	$25.36	$21,257	0.10%	0.25%	1.46%	(6.04%)	(6.18%)
2017	1,157	$18.54	$27.03	$23,711	0.10%	0.25%	1.54%	16.44%	16.26%
VIP - Freedom 2025
2021	79	$30.41	$30.41	$2,413	0.80%	0.80%	1.05%	9.95%	9.95%
2020	79	$27.66	$27.66	$2,185	0.80%	0.80%	1.22%	15.02%	15.02%
2019	88	$24.04	$24.04	$2,106	0.80%	0.80%	2.31%	20.88%	20.88%
2018	78	$19.89	$19.89	$1,557	0.80%	0.80%	1.36%	(7.27%)	(7.27%)
2017	80	$21.45	$21.45	$1,722	0.80%	0.80%	1.56%	16.95%	16.95%
VIP - Investor Freedom 2025 Investor Class
2021	865	$28.82	$42.29	$27,168	0.10%	0.25%	1.24%	10.67%	10.51%
2020	752	$26.04	$38.27	$21,612	0.10%	0.25%	1.27%	15.76%	15.59%
2019	735	$22.49	$33.11	$18,513	0.10%	0.25%	2.12%	21.61%	21.43%
2018	670	$18.50	$27.26	$13,933	0.10%	0.25%	1.39%	(6.65%)	(6.79%)
2017	616	$19.81	$29.25	$13,866	0.10%	0.25%	1.45%	17.71%	17.53%
VIP - Freedom 2030
2021	49	$31.85	$31.85	$1,564	0.80%	0.80%	1.13%	11.47%	11.47%
2020	46	$28.57	$28.57	$1,304	0.80%	0.80%	1.09%	15.95%	15.95%
2019	71	$24.64	$24.64	$1,750	0.80%	0.80%	2.01%	23.43%	23.43%
2018	70	$19.96	$19.96	$1,406	0.80%	0.80%	1.39%	(8.52%)	(8.52%)
2017	58	$21.82	$21.82	$1,261	0.80%	0.80%	1.40%	20.00%	20.00%

75	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2030 Investor Class
2021	728	$31.19	$46.58	$24,250	0.10%	0.25%	1.08%	12.14%	11.97%
2020	682	$27.82	$41.60	$20,180	0.10%	0.25%	1.22%	16.70%	16.53%
2019	669	$23.84	$35.70	$16,987	0.10%	0.25%	1.87%	24.30%	24.11%
2018	780	$19.18	$28.76	$15,833	0.10%	0.25%	1.38%	(7.97%)	(8.11%)
2017	692	$20.84	$31.30	$15,348	0.10%	0.25%	1.50%	20.80%	20.62%
VIP - Freedom Lifetime Income I
2021	73	$20.94	$20.94	$1,524	0.60%	0.60%	1.01%	2.64%	2.64%
2020	79	$20.40	$20.40	$1,607	0.60%	0.60%	1.32%	9.78%	9.78%
2019	86	$18.58	$18.58	$1,593	0.60%	0.60%	2.17%	11.61%	11.61%
2018	92	$16.65	$16.65	$1,539	0.60%	0.60%	1.63%	(3.16%)	(3.16%)
2017	100	$17.19	$17.19	$1,714	0.60%	0.60%	1.94%	6.97%	6.97%
VIP - Freedom Lifetime Income II
2021	44	$24.73	$24.73	$1,088	0.60%	0.60%	1.05%	5.63%	5.63%
2020	47	$23.41	$23.41	$1,104	0.60%	0.60%	1.33%	12.10%	12.10%
2019	50	$20.88	$20.88	$1,054	0.60%	0.60%	2.12%	15.88%	15.88%
2018	54	$18.02	$18.02	$974	0.60%	0.60%	1.54%	(4.53%)	(4.53%)
2017	58	$18.88	$18.88	$1,092	0.60%	0.60%	1.74%	11.62%	11.62%
VIP - Freedom Lifetime Income III
2021	93	$29.30	$29.30	$2,729	0.60%	0.60%	1.06%	9.12%	9.12%
2020	99	$26.85	$26.85	$2,647	0.60%	0.60%	1.27%	14.54%	14.54%
2019	104	$23.44	$23.44	$2,445	0.60%	0.60%	2.02%	19.72%	19.72%
2018	110	$19.58	$19.58	$2,160	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	117	$20.88	$20.88	$2,435	0.60%	0.60%	1.74%	15.16%	15.16%
VIP - Disciplined Small Cap
2021	55	$30.08	$29.15	$1,626	0.80%	1.00%	0.39%	19.69%	19.45%
2020	54	$25.13	$24.40	$1,354	0.80%	1.00%	0.80%	17.50%	17.27%
2019	72	$21.39	$20.81	$1,546	0.80%	1.00%	1.02%	22.72%	22.47%
2018	83	$17.43	$16.99	$1,429	0.80%	1.00%	0.88%	(13.78%)	(13.96%)
2017	77	$20.22	$19.75	$1,555	0.80%	1.00%	0.68%	6.16%	5.95%
VIP - Disciplined Small Cap Investor Class
2021	760	$41.10	$60.08	$29,070	0.10%	0.25%	0.32%	20.50%	20.32%
2020	727	$34.11	$49.94	$22,784	0.10%	0.25%	0.75%	18.21%	18.03%
2019	838	$28.85	$42.31	$22,441	0.10%	0.25%	0.97%	23.43%	23.24%
2018	900	$23.38	$34.33	$19,491	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	912	$26.92	$39.60	$22,781	0.10%	0.25%	0.62%	6.80%	6.64%
VIP - FundsManager 20% Investor Class
2021	4,257	$16.38	$16.47	$75,816	0.10%	1.00%	1.06%	3.55%	2.62%
2020	3,857	$15.81	$16.05	$66,914	0.10%	1.00%	1.12%	8.10%	7.12%
2019	4,248	$14.63	$14.98	$67,736	0.10%	1.00%	2.00%	10.29%	9.30%
2018	3,871	$13.26	$13.71	$56,235	0.10%	1.00%	1.75%	(1.77%)	(2.66%)
2017	3,985	$13.50	$14.08	$59,454	0.10%	1.00%	1.28%	7.23%	6.27%
VIP - FundsManager 50% Investor Class
2021	7,299	$23.90	$22.17	$180,611	0.10%	1.00%	1.15%	9.91%	8.92%
2020	7,014	$21.74	$20.35	$158,401	0.10%	1.00%	1.17%	13.87%	12.84%
2019	7,057	$19.10	$18.04	$140,954	0.10%	1.00%	1.71%	17.77%	16.71%
2018	7,304	$16.21	$15.45	$124,124	0.10%	1.00%	1.43%	(5.30%)	(6.16%)
2017	7,443	$17.12	$16.47	$133,749	0.10%	1.00%	1.20%	14.34%	13.32%
VIP - FundsManager 60% Investor Class
2021	8,498	$26.95	$31.45	$214,965	0.10%	1.40%	1.13%	12.23%	10.77%
2020	8,313	$24.01	$28.39	$187,611	0.10%	1.40%	1.08%	15.01%	13.51%
2019	8,474	$20.88	$25.01	$166,765	0.10%	1.40%	1.53%	20.37%	18.80%
2018	8,991	$17.35	$21.05	$147,945	0.10%	1.40%	1.21%	(6.53%)	(7.76%)
2017	9,601	$18.56	$22.82	$169,712	0.10%	1.40%	1.09%	16.87%	15.35%

76	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 70% Investor Class
2021	5,180	$29.79	$25.43	$151,819	0.10%	1.00%	1.06%	14.41%	13.38%
2020	4,799	$26.04	$22.43	$122,970	0.10%	1.00%	0.95%	15.98%	14.93%
2019	5,004	$22.45	$19.51	$110,341	0.10%	1.00%	1.37%	22.54%	21.44%
2018	5,082	$18.32	$16.07	$91,834	0.10%	1.00%	1.01%	(7.59%)	(8.42%)
2017	4,969	$19.83	$17.55	$97,269	0.10%	1.00%	0.92%	19.10%	18.03%
VIP - FundsManager 85% Investor Class
2021	2,048	$34.47	$27.74	$67,739	0.10%	1.00%	0.97%	17.71%	16.65%
2020	2,142	$29.29	$23.78	$60,065	0.10%	1.00%	0.85%	17.34%	16.28%
2019	1,983	$24.96	$20.45	$47,706	0.10%	1.00%	1.15%	26.08%	24.95%
2018	2,183	$19.79	$16.36	$42,062	0.10%	1.00%	0.81%	(8.98%)	(9.81%)
2017	1,956	$21.75	$18.14	$41,644	0.10%	1.00%	0.75%	23.01%	21.90%
VIP - Consumer Staples (8)
2021	29	$35.17	$34.15	$1,040	0.80%	1.00%	1.79%	13.33%	13.10%
2020	37	$31.04	$30.19	$1,142	0.80%	1.00%	1.95%	10.88%	10.66%
2019	42	$27.99	$27.29	$1,153	0.80%	1.00%	1.99%	30.81%	30.54%
2018	47	$21.40	$20.90	$1,004	0.80%	1.00%	2.64%	(16.51%)	(16.68%)
2017	75	$25.63	$25.08	$1,908	0.80%	1.00%	1.26%	13.75%	13.52%
VIP - Consumer Staples Investor Class (8)
2021	508	$35.64	$47.18	$18,702	0.10%	0.25%	1.83%	13.99%	13.82%
2020	561	$31.26	$41.46	$18,217	0.10%	0.25%	1.80%	11.65%	11.48%
2019	657	$28.00	$37.18	$19,048	0.10%	0.25%	1.91%	31.65%	31.45%
2018	671	$21.27	$28.29	$14,776	0.10%	0.25%	2.75%	(16.01%)	(16.13%)
2017	807	$25.32	$33.73	$21,257	0.10%	0.25%	1.39%	14.41%	14.24%
VIP - Materials (8)
2021	45	$30.18	$29.30	$1,355	0.80%	1.00%	0.76%	32.36%	32.09%
2020	26	$22.80	$22.80	$603	0.80%	0.80%	0.74%	20.52%	20.52%
2019	30	$18.92	$18.92	$566	0.80%	0.80%	1.54%	12.49%	12.49%
2018	41	$16.82	$16.82	$682	0.80%	0.80%	1.33%	(24.22%)	(24.22%)
2017	56	$22.19	$21.72	$1,258	0.80%	1.00%	0.93%	25.07%	24.82%
VIP - Materials Investor Class (8)
2021	221	$30.33	$65.59	$7,352	0.10%	0.25%	0.57%	33.26%	33.06%
2020	153	$22.76	$49.29	$3,786	0.10%	0.25%	0.77%	21.33%	21.15%
2019	151	$18.76	$40.68	$3,088	0.10%	0.25%	1.24%	13.09%	12.92%
2018	318	$16.59	$36.03	$5,592	0.10%	0.25%	1.26%	(23.73%)	(23.84%)
2017	402	$21.75	$47.31	$9,310	0.10%	0.25%	0.93%	25.89%	25.70%
VIP - Communication Services (5), (8)
2021	72	$30.29	$29.41	$2,196	0.80%	1.00%	—	14.72%	14.49%
2020	55	$26.40	$25.68	$1,455	0.80%	1.00%	—	34.51%	34.24%
2019	54	$19.63	$19.13	$1,062	0.80%	1.00%	0.06%	31.92%	31.65%
2018	53	$14.88	$14.53	$793	0.80%	1.00%	1.79%	(6.12%)	(6.31%)
2017	48	$15.85	$15.51	$768	0.80%	1.00%	2.13%	1.24%	1.03%
VIP - Communication Services Investor Class (5), (8)
2021	300	$42.03	$78.76	$11,694	0.10%	0.25%	—	15.48%	15.31%
2020	280	$36.40	$68.31	$9,422	0.10%	0.25%	—	35.26%	35.06%
2019	223	$26.91	$50.57	$5,399	0.10%	0.25%	0.04%	32.82%	32.62%
2018	158	$20.26	$38.13	$2,868	0.10%	0.25%	1.97%	(5.48%)	(5.63%)
2017	120	$21.43	$40.41	$2,359	0.10%	0.25%	1.42%	1.79%	1.63%
VIP - Emerging Markets
2021	48	$14.68	$14.28	$702	0.80%	1.00%	1.84%	(3.02%)	(3.22%)
2020	51	$15.14	$14.75	$771	0.80%	1.00%	0.90%	30.21%	29.95%
2019	283	$11.62	$11.35	$3,301	0.80%	1.00%	1.55%	28.42%	28.17%
2018	319	$9.05	$8.86	$2,891	0.80%	1.00%	0.55%	(18.66%)	(18.82%)
2017	422	$11.13	$10.91	$4,696	0.80%	1.00%	0.81%	46.22%	45.93%

77	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Investor Class
2021	789	$20.26	$41.80	$15,195	0.10%	0.25%	1.84%	(2.37%)	(2.52%)
2020	981	$20.75	$42.88	$19,376	0.10%	0.25%	0.96%	31.03%	30.83%
2019	844	$15.84	$32.78	$12,550	0.10%	0.25%	1.36%	29.25%	29.06%
2018	797	$12.25	$25.40	$8,987	0.10%	0.25%	0.44%	(18.10%)	(18.23%)
2017	1,165	$14.96	$31.06	$16,317	0.10%	0.25%	0.81%	47.17%	46.95%
VIP - Floating Rate High Income
2021	93	$12.45	$12.26	$1,153	0.80%	1.00%	2.86%	4.36%	4.15%
2020	73	$11.93	$11.77	$870	0.80%	1.00%	5.69%	2.00%	1.79%
2019	58	$11.69	$11.56	$673	0.80%	1.00%	4.53%	7.92%	7.70%
2018	76	$10.83	$10.73	$827	0.80%	1.00%	4.33%	(0.97%)	(1.17%)
2017	47	$10.94	$10.86	$513	0.80%	1.00%	3.13%	2.98%	2.78%
VIP - Floating Rate High Income Investor Class
2021	1,971	$13.10	$12.95	$25,709	0.10%	0.25%	2.99%	4.97%	4.82%
2020	1,329	$12.48	$12.35	$16,515	0.10%	0.25%	4.47%	2.68%	2.53%
2019	2,637	$12.15	$12.05	$31,956	0.10%	0.25%	5.11%	8.77%	8.61%
2018	2,823	$11.17	$11.10	$31,453	0.10%	0.25%	4.20%	(0.30%)	(0.45%)
2017	2,261	$11.21	$11.15	$25,289	0.10%	0.25%	3.37%	3.58%	3.43%
VIP - Bond Index (6)
2021	2,322	$11.61	$11.25	$26,880	0.10%	1.00%	0.96%	(2.05%)	(2.93%)
2020	2,525	$11.86	$11.59	$29,835	0.10%	1.00%	0.97%	7.42%	6.45%
2019	1,429	$11.04	$10.88	$15,757	0.10%	1.00%	2.38%	8.27%	7.30%
2018	688	$10.19	$10.14	$7,012	0.10%	1.00%	2.18%	1.95%	1.43%
2017	—	$—	$—	$—	—	—		—	—
VIP - Total Market Index (6)
2021	1,924	$17.76	$17.19	$34,042	0.10%	1.00%	1.23%	25.56%	24.43%
2020	1,114	$14.14	$13.82	$15,703	0.10%	1.00%	1.59%	20.18%	19.09%
2019	1,014	$11.77	$11.60	$11,908	0.10%	1.00%	1.63%	30.57%	29.39%
2018	800	$9.01	$8.97	$7,206	0.10%	1.00%	1.11%	(9.88%)	(10.33%)
2017	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6)
2021	487	$14.96	14.48	$7,252	0.10%	1.00%	1.17%	21.12%	20.03%
2020	414	$12.35	$12.06	$5,105	0.10%	1.00%	1.21%	16.34%	15.29%
2019	518	$10.61	$10.46	$5,481	0.10%	1.00%	1.70%	25.76%	24.62%
2018	234	$8.44	$8.41	$1,969	0.10%	0.80%	1.28%	(15.60%)	(15.93%)
2017	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2021	1,233	$12.49	$12.09	$15,364	0.10%	1.00%	2.79%	7.61%	6.64%
2020	1,019	$11.61	$11.34	$11,805	0.10%	1.00%	1.75%	10.58%	9.58%
2019	842	$10.49	$10.35	$8,832	0.10%	1.00%	2.77%	21.41%	20.32%
2018	421	$8.64	$8.60	$3,638	0.10%	1.00%	1.85%	(13.56%)	(14.00%)
2017	—	$—	$—	$—	—	—	—	—	—
VIF - Emerging Markets Equity (7)
2021	327	$15.68	35.21	$6,786	0.10%	1.00%	0.86%	2.88%	1.96%
2020	366	$15.24	$34.53	$7,474	0.10%	1.00%	1.34%	14.32%	13.29%
2019	346	$13.33	$30.48	$6,641	0.10%	1.00%	1.06%	19.47%	18.39%
2018	370	$11.16	$25.75	$5,887	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	407	$13.53	$31.51	$7,821	0.10%	1.00%	0.73%	34.93%	33.72%
VIF - Emerging Markets Debt (7)
2021	558	$15.29	$36.29	$10,422	0.10%	1.00%	5.09%	(2.12%)	(3.00%)
2020	555	$15.62	$37.41	$10,694	0.10%	1.00%	4.25%	5.44%	4.49%
2019	676	$14.82	$35.80	$12,456	0.10%	1.00%	5.34%	14.14%	13.11%
2018	737	$12.98	$31.65	$12,211	0.10%	1.00%	5.61%	(7.04%)	(7.88%)
2017	798	$13.96	$34.36	$14,514	0.10%	1.00%	5.40%	9.60%	8.62%

78	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Global Strategist - Class II (7)
2021	214	$22.02	$22.69	$4,672	0.10%	1.00%	1.83%	8.26%	7.28%
2020	234	$20.34	$21.15	$4,758	0.10%	1.00%	1.44%	10.81%	9.81%
2019	252	$18.36	$19.26	$4,587	0.10%	1.00%	1.76%	17.65%	16.59%
2018	318	$15.60	$16.52	$4,976	0.10%	1.00%	1.16%	(6.60%)	(7.44%)
2017	357	$16.70	$17.85	$5,917	0.10%	1.00%	1.05%	15.99%	14.95%
Invesco - V.I. Global Core Equity (7)
2021	254	$25.19	28.56	$6,137	0.10%	1.00%	0.98%	15.86%	14.81%
2020	261	$21.74	$24.87	$5,450	0.10%	1.00%	1.30%	13.11%	12.09%
2019	345	$19.22	$22.19	$6,249	0.10%	1.00%	1.36%	25.07%	23.95%
2018	357	$15.37	$17.90	$5,129	0.10%	1.00%	1.11%	(15.40%)	(16.17%)
2017	340	$18.16	$21.36	$5,920	0.10%	1.00%	1.29%	22.78%	21.68%
Allspring - VT Discovery (9)
2021	52	$92.24	$88.12	$4,777	0.80%	1.00%	—	(5.80%)	(5.99%)
2020	58	$97.92	$93.74	$5,599	0.80%	1.00%	—	61.35%	61.02%
2019	64	$60.69	$58.21	$3,874	0.80%	1.00%	—	37.91%	37.63%
2018	68	$44.01	$42.30	$2,974	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	81	$47.73	$45.97	$3,847	0.80%	1.00%	—	28.10%	27.84%
Allspring - VT Opportunity (9)
2021	19	$83.83	$80.09	$1,585	0.80%	1.00%	0.04%	23.78%	23.53%
2020	20	$67.73	$64.84	$1,355	0.80%	1.00%	0.46%	20.03%	19.79%
2019	25	$56.42	$54.12	$1,361	0.80%	1.00%	0.27%	30.41%	30.15%
2018	28	$43.26	$41.59	$1,185	0.80%	1.00%	0.18%	(7.89%)	(8.08%)
2017	31	$46.97	$45.24	$1,461	0.80%	1.00%	0.68%	19.48%	19.24%
Lazard - Retirement Emerging Markets
2021	502	$13.56	$16.29	$7,767	0.10%	1.00%	2.11%	5.69%	4.74%
2020	514	$12.83	$15.55	$7,547	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
2019	587	$12.98	$15.87	$8,892	0.10%	1.00%	0.88%	18.24%	17.17%
2018	685	$10.98	$13.55	$8,796	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	878	$13.45	$16.76	$13,629	0.10%	1.00%	2.04%	28.01%	26.86%
PVIT - Commodity Real Return
2021	600	$7.96	$7.29	$4,758	0.10%	1.00%	4.87%	33.21%	32.28%
2020	259	$5.98	$5.62	$1,538	0.10%	0.80%	6.76%	1.25%	0.54%
2019	321	$5.90	$5.59	$1,889	0.10%	0.80%	4.42%	11.32%	10.54%
2018	428	$5.30	$5.06	$2,264	0.10%	0.80%	2.10%	(14.22%)	(14.82%)
2017	350	$6.18	$5.94	$2,156	0.10%	0.80%	11.25%	2.05%	1.34%
PVIT - Low Duration
2021	3,207	$11.80	$11.19	$38,427	0.10%	1.00%	0.52%	(1.03%)	(1.92%)
2020	3,656	$11.92	$11.41	$44,368	0.10%	1.00%	1.16%	2.89%	1.96%
2019	3,151	$11.59	$11.19	$37,314	0.10%	1.00%	2.78%	3.92%	2.99%
2018	3,604	$11.15	$10.87	$41,193	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	3,603	$11.12	$10.94	$41,096	0.10%	1.00%	1.34%	1.25%	0.34%
PVIT - Real Return
2021	1,458	$14.93	$14.85	$22,642	0.10%	1.00%	4.97%	5.48%	4.53%
2020	1,335	$14.16	$14.20	$19,703	0.10%	1.00%	1.42%	11.60%	10.59%
2019	1,365	$12.68	$12.84	$18,071	0.10%	1.00%	1.65%	8.33%	7.35%
2018	1,464	$11.71	$11.96	$17,959	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	1,567	$11.99	$12.36	$19,747	0.10%	1.00%	2.37%	3.55%	2.62%
PVIT - Total Return
2021	3,336	$14.34	$14.07	$49,452	0.10%	1.00%	1.82%	(1.37%)	(2.25%)
2020	3,631	$14.54	$14.39	$54,795	0.10%	1.00%	2.11%	8.54%	7.56%
2019	3,560	$13.40	$13.38	$49,638	0.10%	1.00%	3.01%	8.25%	7.27%
2018	3,528	$12.38	$12.48	$45,629	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	3,853	$12.46	$12.67	$50,370	0.10%	1.00%	2.02%	4.81%	3.87%

79	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Blackrock - Global Allocation V.I.
2021	1,976	$19.38	$17.74	$37,966	0.10%	1.00%	0.78%	6.44%	5.48%
2020	1,900	$18.21	$16.82	$34,324	0.10%	1.00%	1.17%	20.68%	19.59%
2019	2,050	$15.09	$14.06	$30,705	0.10%	1.00%	1.14%	17.71%	16.65%
2018	2,217	$12.82	$12.06	$28,233	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	2,508	$13.87	$13.17	$34,593	0.10%	1.00%	1.18%	13.63%	12.61%
FTVIP - Templeton Global Bond
2021	591	$10.40	$9.52	$6,101	0.10%	1.00%	—	(5.09%)	—
2020	713	$10.96	$10.31	$7,747	0.10%	0.80%	7.91%	(5.38%)	(6.04%)
2019	949	$11.58	$10.97	$10,927	0.10%	0.80%	7.01%	1.91%	1.20%
2018	940	$11.37	$10.84	$10,624	0.10%	0.80%	—	1.84%	1.12%
2017	1,036	$11.16	$10.72	$11,510	0.10%	0.80%	—	1.82%	1.11%
FTVIP - Franklin U.S. Gov’t Securities
2021	693	$11.22	$10.48	$7,675	0.10%	0.80%	2.38%	(1.92%)	(2.61%)
2020	749	$11.44	$10.76	$8,451	0.10%	0.80%	3.59%	3.73%	3.00%
2019	448	$11.03	$10.45	$4,877	0.10%	0.80%	2.78%	5.12%	4.39%
2018	470	$10.50	$10.01	$4,879	0.10%	0.80%	2.81%	0.24%	(0.47%)
2017	563	$10.47	$10.06	$5,858	0.10%	0.80%	2.57%	1.24%	0.53%

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2018 the following underlying funds were renamed:

	Old Name	New Name
	VIP - Telecommunications	VIP - Communication Services
	VIP - Telecommunications Investor Class	VIP - Communication Services Investor Class

(6)	During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

	VIP - Bond Index	VIP - Extended Market Index
	VIP - Total Market Index	VIP - International Index

(7)	During 2017, the following underlying funds were renamed:

	Old Name	New Name
	UIF - Emerging Markets Equity	VIF - Emerging Markets Equity
	UIF - Emerging Markets Debt	VIF - Emerging Markets Debt
	UIF - Global Strategist	VIF - Global Strategist - Class II
	WF AF - Advantage VT Discovery	WFF - VT Discovery
	WF AF - Advantage VT Opportunity	WFF - VT Opportunity
	Invesco - Van Kampen Global Core Equity	Invesco - V.I. Global Core Equity

(8)	Effective December 18, 2017, redemption fees were removed by the remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

	VIP - Industrials	VIP - Industrials Investor Class
	VIP - Utilities	VIP - Utilities Investor Class
	VIP - Technology	VIP - Technology Investor Class
	VIP - Energy	VIP - Energy Investor Class
	VIP - Health Care	VIP - Health Care Investor Class
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
	VIP - Consumer Staples	VIP - Consumer Staples Investor Class
	VIP - Materials	VIP - Materials Investor Class
	VIP - Communication Services	VIP - Communication Services Investor Class
	VIP - Financial Services	VIP - Financial Services Investor Class

80	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

(9)	During 2021, the following underlying funds were renamed:

	Old Name	New Name
	Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund
	Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

81	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contract Owners of Empire Fidelity Investments Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Initial Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)

Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Income I - Initial Class (1)	Fidelity VIP Freedom Lifetime Income II - Initial Class (1)

Fidelity VIP Freedom Lifetime Income III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

82	Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)

Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)

Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)

Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)

Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)

Fidelity VIP - Bond Index (1)	Fidelity VIP - Total Market Index (1)	Fidelity VIP - Extended Market Index (1)

Fidelity VIP - International Index (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Allspring VT Discovery Fund - Class 2 (1)

Allspring VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor Class (1)	PIMCO Commodity Real Return Strategy Portfolio - Administrative Class (1)

PIMCO Low Duration Portfolio - Administrative Class (1)	PIMCO Real Return Portfolio - Administrative Class (1)	PIMCO Total Return Portfolio - Administrative Class (1)

Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statements of operations for the year ended December 31, 2021 and statements of changes in net assets for the years ended December 31, 2021 and 2020

Basis for Opinions

These financial statements are the responsibility of the Empire Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2022

We have served as the auditor of one or more of the subaccounts of Empire Fidelity Investments Variable Annuity Account A since 1991.

83	Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0221

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2021, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of Empire Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

1

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP

Boston,Massachusetts

April 29, 2022

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2021	2020
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $216,700 in 2021 and $213,874 in 2020	$222,021	$230,053
Policy loans	45	42

Total Investments	222,066	230,095

Cash and cash equivalents	17,598	17,201
Accrued investment income	1,556	1,712
Deferred policy acquisition costs	67,787	60,091
Reinsurance deposit and receivables	26,084	28,298
Income taxes receivable	715	1,231
Other assets	2,519	2,282
Separate account assets	3,961,316	3,422,373

Total Assets	4,299,641	3,763,283

LIABILITIES
Future contract and policy benefits	48,614	53,207
Contract holder deposit funds	97,416	96,948
Other liabilities and accrued expenses	3,420	3,687
Deferred tax liability, net	8,140	8,832
Investment trades payable, net	—	824
Payable to parent and affiliates, net	938	194
Separate account liabilities	3,961,316	3,422,373

Total Liabilities	4,119,844	3,586,065

Commitments and Contingencies (Note 11)
STOCKHOLDER’S EQUITY
Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	3,081	9,259
Retained earnings	161,216	152,459

Total Stockholder’s Equity	179,797	177,218

Total Liabilities and Stockholder’s Equity	$4,299,641	$3,763,283

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2021	2020	2019
REVENUES
Fees charged to contract holders	$12,713	$10,694	$10,166
Fund administration fees (1)	9,667	7,857	7,255
Net investment income	4,875	5,421	5,817
Interest on reinsurance deposit	1,136	1,137	1,186
Premiums, net	504	258	653
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	1,629	2,815	1,014

Total Revenues	30,524	28,182	26,091

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	2,513	4,311	4,249
Contract and policy benefits and expenses	5,279	5,857	6,998

Total Benefits and Expenses	7,792	10,168	11,247

Income before income taxes	22,732	18,014	14,844
Income tax expense	3,175	2,973	1,576

Net Income	19,557	15,041	13,268

Other comprehensive (loss) income, before tax:
Net unrealized investment (losses) gains during the period	(6,192)	9,412	9,521
Reclassification adjustment for net realized (gains) losses included in net income	(1,629)	(2,815)	(1,014)
Benefit (provision) for income taxes related to items of other comprehensive (loss) income	1,643	(1,385)	(984)

Other comprehensive (loss) income, net of tax	(6,178)	5,212	7,523

Comprehensive Income	$13,379	$20,253	$20,791

(1)	Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2021, 2020, and 2019

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity
Balance at December 31, 2018	$2,000	$13,500	$(3,476)	$124,154	$136,178

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(4)	(4)
Net income	—	—	—	13,268	13,268
Other comprehensive (loss) income	—	—	7,523	—	7,523

Balance at December 31, 2019	$2,000	$13,500	$4,047	$137,418	$156,965

Comprehensive income:
Net income	—	—	—	15,041	15,041
Other comprehensive income (loss)	—	—	5,212	—	5,212

Balance at December 31, 2020	$2,000	$13,500	$9,259	$152,459	$177,218

Comprehensive income:
Net income	—	—	—	19,557	19,557
Dividend paid to parent				(10,800)	(10,800)
Other comprehensive income (loss)	—	—	(6,178)	—	(6,178)

Balance at December 31, 2021	$2,000	$13,500	$3,081	$161,216	$179,797

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2021	2020	2019
Cash flows provided by (used for) operating activities:
Net income	$19,557	$15,041	$13,268
Adjustments to reconcile net income to cash provided by operating activities:
Amortization	341	269	157
Net realized investment (gains) losses on sales	(1,629)	(2,815)	(1,014)
Provision (benefit) for deferred taxes	950	310	652
Change in assets and liabilities:
Accrued investment income (loss)	156	122	(125)
Deferred policy acquisition costs, net of amortization	(6,271)	(2,542)	(4,164)
Future contract and policy benefits, net	5,420	4,792	5,675
Reinsurance deposit and receivables	2,214	1,581	1,966
Payable to (receivable from) parent and affiliates, net	744	(702)	167
Income taxes receivable/(payable)	516	182	(1,682)
Other assets and other liabilities, net	(502)	(223)	(1,443)

Net cash provided by operating activities	21,496	16,015	13,457

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(71,069)	(87,062)	(63,820)
Proceeds from sales of debt securities	44,080	72,857	54,404
Proceeds from maturities and calls of debt securities	25,450	15,294	6,657
Investment trades payable/ receivable, net	(824)	(96)	(291)
Change in policy loans	(3)	—	(3)

Net cash (used for) provided by investing activities	(2,366)	993	(3,053)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	159,054	113,525	133,940
Net transfers (to) from separate accounts	(6,553)	63,465	46,763
Withdrawals from variable annuity contracts	(155,957)	(179,933)	(188,420)
Withdrawals from fixed annuity contracts	(4,477)	(4,622)	(4,843)
Dividend paid to parent	(10,800)	—	—

Net cash used for financing activities	(18,733)	(7,565)	(12,560)

Net increase (decrease) in cash and cash equivalents	397	9,443	(2,156)
Cash and cash equivalents:
Beginning of year	17,201	7,758	9,914

End of year	$17,598	$17,201	$7,758

The accompanying notes are an integral part of the financial statements

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

1.	ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.

The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

Effective January 1, 2020, impairment related to credit losses on available-for-sale investments is recorded in the statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company writes down the amortized cost to fair value and records an impairment in earnings.

Prior to January 1, 2020, for debt securities that experience declines in fair values that are determined to be other than temporary (“OTTI”), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of OTTI related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary include the extent of the decline, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $17,586 and $16,970 at December 31, 2021, and 2020, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $1,468 and $1,136 at December 31, 2021, and 2020, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition (continued)

fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3—Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The Company is subject to concentration of risk with respect to these reinsurance agreements. The largest reinsurance counterparty exposure is partially held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer.

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables (continued)

Effective January 1, 2020, reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s statements of comprehensive income.

Prior to January 1, 2020 an allowance for credit losses was established only when it was probable that the reinsurer would fail to make payments.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2021, 2020, or 2019.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Recent Adoption of Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued new guidance that replaces the current incurred loss impairment model for financial instruments reported at amortized cost with a methodology that reflects current expected credit losses (“CECL”). The new guidance requires consideration of a broader range of information such as historical events, current conditions, and reasonable and supportable forecasts to reflect lifetime expected credit loss estimates. The guidance also modifies OTTI guidance for available-for-sale debt securities requiring the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. The Company adopted this guidance effective January 1, 2020 which did not have a material impact on the financial statements.

The FASB issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the financial statements. A cumulative effect adjustment of $4, net of taxes, was recorded as a decrease to retained earnings.

The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the financial statements.

Future Adoption of Accounting Pronouncements

The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.	GUARANTEED BENEFITS:

The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2021	2020
Beginning Balance	$99	$257
Change in benefit ratio estimate	48	(7)
Interest on reserve	10	17
Claims paid	(179)	(370)
Accrual of benefit ratio	30	202

Ending Balance	$8	$99

The reinsurance recoverables associated with the GMDB were $5 and $96 at December 31, 2021 and 2020, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 30 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 1.7% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.	GUARANTEED BENEFITS (CONTINUED):

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 90% of the 2012 IAM Basic Mortality Table with Scale G2.

•	The base lapse rate assumption varies from 4.1% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.

•	The lapse rate for anticipated internal replacements is 1.2%.

•	The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2021 and 2020. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2021	2020
Net deposits paid
Account value	$630,415	$563,730
Net amount at risk	$4,722	$5,340
Average attained age of contract holders	70	70
Ratchet (highest historical account value at specified anniversary dates)
Account value	$33,146	$29,756
Net amount at risk	$738	$1,087
Average attained age of contract holders	74	73

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2021	2020
Beginning Balance	$471	$210
Change in benefit ratio estimate	260	216
Interest on reserve	38	22
Accrual of benefit ratio	40	23

Ending Balance	$809	$471

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.	GUARANTEED BENEFITS (CONTINUED):

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

The reinsurance recoverables associated with the GMWB were $781 and $454 at December 31, 2021, and 2020, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 1.7% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 15 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 90% of the 2012 IAM Basic Mortality Table with projection scale G2.

•	The lapse rate assumption is 5.3%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2021, and 2020:

	Years Ended December 31,
	2021	2020
Account value	$147,244	$139,882
GWB value	$141,917	$130,779
Average attained age of contract holders	79	78

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.	INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2021	2020	2019
Debt securities	$5,913	$6,396	$6,600
Cash and cash equivalents	2	41	201
Other	3	2	2

Total investment income	5,918	6,439	6,803
Less: investment expenses	1,043	1,018	986

Net investment income	$4,875	$5,421	$5,817

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2021	2020	2019
Debt securities:
Gross realized gains	$1,918	$3,765	$1,246
Gross realized losses	(289)	(950)	(232)

Total realized investment gains (losses)	$1,629	$2,815	$1,014

There were no realized investment losses as a result of impairments in 2021, 2020 or 2019. There were no debt securities that were non-income producing for 2021, 2020 or 2019, respectively. There was no interest foregone by non-income producing securities for 2021, 2020, and 2019, respectively.

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2021	2020
Debt securities	$5,321	$16,179
DAC, Premium deficiency reserves	(1,421)	(4,458)
Deferred income tax (expense) benefit	(819)	(2,462)

	$ 3,081	$ 9,259

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.	INVESTMENTS (CONTINUED):

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2021 were as follows:

	2021
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$10,719	$(85)	5	$4,436	$(212)	2	$15,155	$(297)	7
Corporate and other debt securities	50,518	(901)	139	6,010	(287)	16	56,528	(1,188)	155
Mortgage and asset-backed securities	135	—	2	10	—	1	145	—	3

Total	$61,372	$(986)	146	$10,456	$(499)	19	$71,828	$(1,485)	165

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	5	—	1	—	—	—	5	—	1
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$5	$—	1	$—	$—	—	$5	$—	1

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2021. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 98% of amortized cost at December 31, 2021. Investments in below investment grade securities have an average fair value of 100% of amortized cost as of December 31, 2021.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.	INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2020, were as follows:

	2020
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$5,771	$(72)	3	$—	$—	—	$5,771	$(72)	3
Corporate and other debt securities	1,625	(23)	4	—	—	—	1,625	(23)	4
Mortgage and asset-backed securities	—	—	—	83	(2)	1	83	(2)	1

Total	$7,396	$(95)	7	$83	$(2)	1	$7,479	$(97)	8

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	—	—	—	763	(13)	4	763	(13)	4
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$—	$—	—	$763	$(13)	4	$763	$(13)	4

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2020. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2020. Investments in below investment grade securities have an average fair value of 98% of amortized cost as of December 31, 2020.

The allowance for credit losses at adoption was zero and there were no additions, write-offs, and recoveries during 2021 or 2020. The allowance for credit losses was zero as of December 31, 2021 and 2020, respectively.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.	INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2021, were as follows:

	December 31, 2021
				Gross
		Gross	Gross	Unrealized
	Amortized	Unrealized	Unrealized	Losses -	Estimated
	Cost	Gains	Losses	Allowance	Fair Value
Debt securities:
U.S. Treasury securities	$27,625	$306	$(297)	$—	$27,634
States and political subdivisions	1,335	105	—	—	1,440
Corporate and other debt securities	187,055	6,388	(1,188)	—	192,255
Mortgage and asset-backed securities	685	7	—	—	692

Total debt securities	$216,700	$6,806	$(1,485)	$—	$222,021

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2020, were as follows:

	December 31, 2020
				Gross
		Gross	Gross	Unrealized
	Amortized	Unrealized	Unrealized	Losses -	Estimated
	Cost	Gains	Losses	Allowance	Fair Value
Debt securities:
U.S. Treasury securities	$25,677	$1,681	$(72)	$—	$27,286
States and political subdivisions	1,371	149	—	—	1,520
Corporate and other debt securities	185,110	14,433	(36)	—	199,507
Mortgage and asset-backed securities	1,716	26	(2)	—	1,740

Total debt securities	$213,874	$16,289	$(110)	$—	$230,053

During 2021 and 2020, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.

Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $44,080, $72,857 and $54,404 in 2021, 2020 and 2019, respectively.

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.	INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2021, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2021
	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$15,784	$15,942
Due after 1 year through 5 years	99,900	102,987
Due after 5 years through 10 years	77,758	78,300
Due after 10 years	22,573	24,100
Mortgage and asset-backed securities	685	692

	$216,700	$222,021

At December 31, 2021, and 2020, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2021, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $411 respectively. At December 31, 2020, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $424 respectively.

5.	FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.

Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.	FAIR VALUE MEASUREMENTS (CONTINUED):

management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2021
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$27,634	$—	$—	$27,634
States and political subdivisions	—	1,440	—	1,440
Corporate and other debt securities	—	192,255	—	192,255
Mortgage and asset-backed securities	—	692	—	692

Total available-for-sale debt securities	27,634	194,387	—	222,021
Cash equivalents	17,586			17,586

Subtotal excluding separate account assets	45,220	194,387	—	239,607
Separate account assets	3,961,316			3,961,316

Total	$4,006,536	$194,387	$—	$4,200,923

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.	FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2020
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$27,286	$—	$—	$27,286
States and political subdivisions	—	1,520	—	1,520
Corporate and other debt securities	—	199,507	—	199,507
Mortgage and asset-backed securities	—	1,740	—	1,740

Total available-for-sale debt securities	27,286	202,767	—	230,053
Cash equivalents	16,970	—	—	16,970

Subtotal excluding separate account assets	44,256	202,767	—	247,023
Separate account assets	3,422,373	—	—	3,422,373

Total	$3,466,629	$202,767	$—	$3,669,396

There were no Level 3 assets held by the Company during 2021 or 2020. There were no transfers into or out of Level 3 during 2021 or 2020.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2021		December 31, 2020
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Amount	Value	Amount	Value
Financial Assets:
Policy loans	$45	$45	$42	$42
Reinsurance deposit and receivables	26,084	27,685	28,298	30,582

	$26,129	$27,730	$28,340	$30,624

Financial Liabilities:
Contract holder deposit funds	$97,416	$100,923	$96,948	$101,842

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.	FAIR VALUE MEASUREMENTS (CONTINUED):

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

6.	INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2021	2020	2019
Current:
Federal	$2,221	$2,640	$908
State	4	23	16

	2,225	2,663	924

Deferred:
Federal	950	310	652

Income tax expense	$3,175	$2,973	$1,576

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.	INCOME TAXES (CONTINUED):

Significant components of the Company’s net deferred tax liability were as follows:

	December 31,
	2021	2020
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(11,133)	$(9,694)
Contract holder reserves	3,763	3,809
Contract holder reserves—Tax Cuts and Jobs Act (“TCJA”)
Transition Adjustment	257	321
Unrealized gains on available-for-sale securities	(1,117)	(3,398)
Deferred revenue	83	86
Other, net	7	44

Net deferred tax liability before valuation allowance	(8,140)	(8,832)

Valuation allowance	—	—

Net deferred tax liability after valuation allowance	$(8,140)	$(8,832)

The change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2021	2020	2019
Beginning balance	$—	$—	$969
Additions charged to expense, equity	—	—	—
Reductions for recoveries	—	—	(969)

Ending balance	$—	$—	$—

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2021	2020	2019
Tax provision at U.S. Federal statutory rate	$4,774	$3,783	$3,117
Dividends received deduction	(1,913)	(1,555)	(1,218)
(Decrease) increase in valuation allowance	—	—	(165)
Provision to return adjustment	308	707	(83)
Other, net	6	38	(75)

Income tax expense (benefit)	$3,175	$2,973	$1,576

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.	INCOME TAXES (CONTINUED):

The Company paid FILI net federal and state income taxes of $1,709, $2,481, and $2,606 in 2021, 2020, and 2019 respectively, related to the Company’s separate-company basis.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.

The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

On March 27, 2020, the Coronavirus Aid, Relief, and Economics Security Act (the “CARES Act”) was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses (“NOLs”) originating in 2018, 2019 or 2020 to carry back those losses for five years. In addition, the CARES Act permits corporate taxpayers to elect to accelerate the refund schedule for any remaining AMT credits that otherwise would become incrementally refundable from 2018 through 2021. The CARES Act permits claiming the refund in full in either 2018 or 2019. Enactment of the CARES Act did not have a financial impact on the Company’s financial statements.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2018. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7.	STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under New York State Insurance Laws, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid a dividend of $10,800, $0 and $0 to FILI during 2021, 2020 and 2019, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

7.	STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2021	2020	2019
Statutory net income	$10,701	$10,778	$9,230
Statutory surplus	$110,394	$110,443	$100,022

8.	AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $8,895 $7,135 and $6,541 in 2021, 2020 and 2019, respectively, under these agreements. These fees are included in Fund administration fees in the Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $4,768, $3,394, and $4,029 to FIA in 2021, 2020 and 2019, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided to the Company. The Company incurred expenses of $3,367, $3,269, and $3,801 with FILI and $315, $290 and $511 with FMR LLC and its subsidiaries in 2021, 2020 and 2019 respectively. Intercompany balances are settled in accordance with the terms of the respective agreements.

The Company has an agreement with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred expenses of $669, $652, and $613 in 2021, 2020 and 2019, respectively for such services.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $185, $204, and $181 in 2021, 2020 and 2019, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.    All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $464, $459, and $1,038 in 2021, 2020 and 2019, respectively.

26

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

9.	UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2021	2020	2019
Underwriting, acquisition and insurance expenses:
Commissions, gross	$4,768	$3,394	$4,029
Compensation and benefits	1,961	1,866	2,466
Capitalization of deferred policy acquisition costs	(4,770)	(3,411)	(4,032)
Amortization (accretion) of deferred policy acquisition costs	(1,501)	869	(132)
Rent expense	218	181	165
Taxes, licenses and fees	142	(178)	75
General insurance expenses	1,695	1,590	1,678

Total underwriting, acquisition and insurance expenses	$2,513	$4,311	$4,249

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $6,312, $3,383, and $3,416 in 2021, 2020 and 2019, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10.	REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%.

Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

27

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10.	REINSURANCE (CONTINUED):

Financial information related to the coinsurance agreement for the fixed portion of the variable income annuity and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009 is as follows:

	As of December 31,
	2021	2020
Reinsurance deposits and receivables:
Principal Life Insurance Company	$22,906	$24,700

Contract holder deposit funds and future contract and policy benefits	$22,906	$24,700

Interest on reinsurance deposit	$1,140	$1,131

Contract and policy benefits and expenses	$1,025	$1,018

The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2021.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2021	2020	2019
Direct life premiums	$863	$892	$1,019
Reinsurance ceded, net of ceding expense allowance and reinsurance premiums	(359)	(634)	(366)

Net premiums	$504	$258	$653

Direct contract and policy benefits	$4,993	$5,792	$7,408
Reinsurance ceded benefits incurred	(1,081)	(1,102)	(1,617)
Reinsurance costs	1,367	1,167	1,207

Net contract and policy benefits	$5,279	$5,857	$6,998

11.	COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

28

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

11.	COMMITMENTS AND CONTINGENCIES (CONTINUED):

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12.	SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2022 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

29

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(b)	Custodian Agreement—Not Applicable.

(c)	Underwriting Contracts

(1)

Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC, incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(d)	Contracts

(1)

Specimen Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(2)

Endorsement for Unisex Contract incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(3)

Endorsement for Qualified Contracts incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(e)	Applications

(1)

Application for Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(f)	Depositor’s Certification of Incorporation and By-laws

(1)

Charter of Empire Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(2)

Amended Bylaws of Empire Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(g)	Reinsurance Contracts—Not Applicable.

(h)	Participation Agreements

(1)

Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”) incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on August 29, 1997

(2)

Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”) incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on August 29, 1997

(3)

Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”) incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on August 29, 1997

(4)

Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc., incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on August 29, 1997

(5)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Distributor”) and LAZARD RETIREMENT SERIES, INC. (“Fund”) incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 27, 2006

(6)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009

(7)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V. filed herein as Exhibit (h)(7)

(i)	Administrative Contracts – Not Applicable

(j)	Other Material Contracts

(1)

Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(2)

Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k).

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l).

(m)	Omitted Financial Statements – Not Applicable

(n)	Initial Capital Agreements – Not Applicable

(o)	Form of Initial Summary Prospectuses – Not Applicable

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr., incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(2)

Power of Attorney for Peter G. Johannsen incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(3)

Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(4)

Power of Attorney for Kathleen A. Murphy incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(5)

Power of Attorney for Rodney R Rohda incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(6)

Power of Attorney for Roger T Servison incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(7)

Power of Attorney for Sriram Subramaniam incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(8)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(9)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 32 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018

(10)

Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 32 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018

(11)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 34 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2020

(12)

Power of Attorney for Wendy E. John incorporated by reference from Post-Effective Amendment No. 35 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 30, 2021.

(13)	Power of Attorney for Gerald W. Patterson filed herein as Exhibit (p)(13).

(q)	Board of Directors Resolution filed herein as Exhibit (q).

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Gerald W. Patterson	Director and President
Jane P. Jamieson	Director
Wendy E. John	Director
William J. Johnson, Jr.	Director
Peter G. Johannsen	Director
Malcolm Mackay	Director
Kathleen A. Murphy	Director
Nancy D. Prior	Director
Rodney R. Rohda	Director
Roger T. Servison	Director
Sriram Subramaniam	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services and Operations
Tamara Bogojevic-Catanzano	Illustration Actuary
Robert K. Leach	Appointed Actuary
Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer
Miles Mei	Vice President and Treasurer
Deepa Rao Trivedi	Vice President, Technology Management
Robert G. Regan	Chief Risk Officer
Richard S. Rowland	Vice President, Channel Development
Laurie T. Jarasitis	Vice President, Human Resources
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each of the persons named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

The depositor, Empire Fidelity Investments Life Insurance Company, is 100% owned by Fidelity Investments Life Insurance Company, a Utah Corporation. Fidelity Investments Life Insurance Company is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Products Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

ARTICLE VI

IDEMNIFICATION

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Offices with Depositor
Sriram Subramaniam	President, Chief Executive Officer & Director
David W. Morse	Director
David Canter	Director
David Golino	Chief Financial Officer
Michael Lyons	Senior Vice President and Treasurer
Eric C. Green	Assistant Treasurer
David Forman	Chief Legal Officer & Secretary
Lisa D. Kriser	Assistant Secretary

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, RI 02917.

(c)

Compensation From the Registrant: The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$1,306,709	$0	$0	$0

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, New York 10019.

Item 33. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2021, 2020, and 2019, were $3,367,084, $3,268,846, and $3,801,432 respectively.

Item 34. Fee Representation

Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investment Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company.

SIGNATURES

Pursuant to the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and the state of Rhode Island, on this 29th day of April, 2022.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant) By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick
	President		Secretary

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on this 29th day of April, 2022.

Signature	Title
/s/ *		)
Gerald W. Patterson	President and Director	)
/s/ *		)
William J. Johnson, Jr.	Director	)
/s/ *		)
Wendy E. John	Director	)
/s/ *		)
Miles Mei	Treasurer	)
/s/ *		)
Rodney R. Rohda	Director	)	By: /s/Lance A. Warrick
/s/ *		)	Lance A. Warrick
Roger T. Servison	Director	)	(Attorney-in-Fact)*
/s/ *		)
Kathleen A. Murphy	Director	)
/s/ *		)
Jane P. Jamieson	Director	)
/s/ *		)
Malcolm MacKay	Director	)
/s/ *		)
Peter G. Johannsen	Director	)
/s/ *		)
Nancy D. Prior	Director	)
/s/ *		)
Sriram Subramaniam	Director	)
/s/ *		)
David J. Vargo	Director	)